UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2016

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2016

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ended August 31, 2016. We encourage you to carefully read this report and hope you find it informative and helpful.

Domestically, the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, ended up 12.55%. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, declined -0.12%. The domestic bond market experienced respectable returns, with the Bloomberg Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, rising 5.97%.

Global growth continued to slow during the period which weighed heavily on international markets. Market volatility increased during the reporting period amid signs of a steeper than expected economic slowdown in China shortly after the unexpected decision by the Chinese government to devalue the Renminbi (RMB), which triggered a major market sell-off. In response, the Chinese government utilized fiscal and monetary measures in an effort to stimulate the economy. Following these measures, the Chinese economy began to show signs of stabilization towards the end of the period. Further compounding global pressures was the shadow that was cast over the Eurozone amidst the fallout and potential ramifications from the United Kingdom’s vote to leave the European Union, dubbed “Brexit” (British Exit).

Domestically, the U.S. Federal Reserve (“Fed”) began its much anticipated monetary tightening in December 2015. While Fed officials said they expect to make further adjustments with respect to monetary policy, they intend to do so gradually, watching the global economy closely. In August 2016, Fed comments from the Jackson Hole, WY, meeting continued the discussion about the need for and timing of a rate hike, citing continued “solid performance of the labor market and the outlook for economic activity and inflation.” The U.S. dollar remains strong as compared to the major international currencies, which has some Fed policy makers concerned that this strength could translate to a drag on exports.

Oil prices fell dramatically during the period, reaching lows not seen for almost seven years. Oil prices have been affected by a myriad of issues, most notable among them was the major oil producers’ refusal to curtail production (which has created a supply glut), exacerbated by a weak global economy. In August 2016, oil prices began to climb off their lows amid speculation that oil producing nations would take necessary measures amidst the supply glut.

Planning for your financial future in such an uncertain world should be a top priority. We believe your investment with VALIC Company II is an important step to help you potentially reach your long-term financial goals. Another important step, we further believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to serving your investment needs in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2016 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2016 and held until August 31, 2016. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2016” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2016 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2016	Ending Account Value Using Actual Return at August 31, 2016	Expenses Paid During the Six Months Ended August 31, 2016*	Beginning Account Value at March 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at August 31, 2016	Expenses Paid During the Six Months Ended August 31, 2016*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,133.78	$0.54	$1,000.00	$1,024.63	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,117.45	$4.52	$1,000.00	$1,020.86	$4.32	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,094.93	$0.53	$1,000.00	$1,024.63	$0.51	0.10%
Core Bond#	$1,000.00	$1,049.12	$3.97	$1,000.00	$1,021.27	$3.91	0.77%
High Yield Bond#	$1,000.00	$1,115.90	$5.11	$1,000.00	$1,020.31	$4.88	0.96%
International Opportunities#	$1,000.00	$1,121.38	$5.33	$1,000.00	$1,020.11	$5.08	1.00%
Large Cap Value#	$1,000.00	$1,151.57	$4.38	$1,000.00	$1,021.06	$4.12	0.81%
Mid Cap Growth#	$1,000.00	$1,171.03	$4.64	$1,000.00	$1,020.86	$4.32	0.85%
Mid Cap Value#	$1,000.00	$1,176.55	$5.74	$1,000.00	$1,019.86	$5.33	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,119.29	$0.53	$1,000.00	$1,024.63	$0.51	0.10%
Money Market II#	$1,000.00	$1,000.05	$2.06	$1,000.00	$1,023.08	$2.08	0.41%
Small Cap Growth#	$1,000.00	$1,270.52	$6.62	$1,000.00	$1,019.30	$5.89	1.16%
Small Cap Value#	$1,000.00	$1,204.76	$5.26	$1,000.00	$1,020.36	$4.82	0.95%
Socially Responsible#	$1,000.00	$1,133.85	$3.00	$1,000.00	$1,022.32	$2.85	0.56%
Strategic Bond	$1,000.00	$1,092.34	$4.63	$1,000.00	$1,020.71	$4.47	0.88%

*	Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2016” and the “Annualized Expense Ratio” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.9%
Domestic Fixed Income Investment Companies	23.2
International Equity Investment Companies	19.7
Real Estate Investment Companies	10.1
International Fixed Income Investment Companies	0.1

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 46.9%
VALIC Co. I Blue Chip Growth Fund	959,989	$15,321,422
VALIC Co. I Dividend Value Fund	1,422,778	17,130,245
VALIC Co. I Mid Cap Index Fund	1,014,686	26,564,486
VALIC Co. I Mid Cap Strategic Growth Fund	454,675	5,997,163
VALIC Co. I Nasdaq-100 Index Fund	1,178,005	12,357,276
VALIC Co. I Science & Technology Fund	348,130	7,961,730
VALIC Co. I Small Cap Index Fund	1,534,625	29,618,264
VALIC Co. I Small Cap Special Values Fund	1,096,229	14,152,320
VALIC Co. I Stock Index Fund	580,775	20,019,331
VALIC Co. I Value Fund	219,625	3,395,396
VALIC Co. II Capital Appreciation Fund	1,052,411	16,828,047
VALIC Co. II Large Cap Value Fund	534,897	9,847,452
VALIC Co. II Mid Cap Growth Fund	830,878	6,995,995
VALIC Co. II Mid Cap Value Fund	1,620,949	33,148,398
VALIC Co. II Small Cap Growth Fund	738,128	10,481,418
VALIC Co. II Small Cap Value Fund	1,557,958	21,141,495

Total Domestic Equity Investment Companies
(cost $232,158,408)		250,960,438

Domestic Fixed Income Investment Companies — 23.2%
VALIC Co. I Capital Conservation Fund	587,379	5,985,390
VALIC Co. I Government Securities Fund	670,444	7,401,700
VALIC Co. I Inflation Protected Fund	294,976	3,256,539
VALIC Co. II Core Bond Fund	2,800,944	31,650,665
VALIC Co. II High Yield Bond Fund	5,524,842	41,823,055
VALIC Co. II Strategic Bond Fund	2,998,097	33,848,518

Total Domestic Fixed Income Investment Companies
(cost $123,416,553)		123,965,867

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 19.7%
VALIC Co. I Emerging Economies Fund	1,433,416	$9,933,574
VALIC Co. I Foreign Value Fund	2,859,542	26,622,335
VALIC Co. I International Equities Index Fund	5,307,805	33,545,328
VALIC Co. I International Growth Fund	1,490,477	17,423,681
VALIC Co. II International Opportunities Fund	1,127,731	18,032,426

Total International Equity Investment Companies
(cost $113,301,169)		105,557,344

International Fixed Income Investment Companies — 0.1%
VALIC Co. I International Government Bond Fund
(cost $520,178)	44,612	531,777

Real Estate Investment Trusts — 10.1%
VALIC Co. I Global Real Estate Fund
(cost $53,162,466)	6,440,311	54,356,225

TOTAL INVESTMENTS
(cost $522,558,774)(2)	100.0%	535,371,651
Liabilities in excess of other assets	(0.0)	(126,452)

NET ASSETS	100.0%	$535,245,199

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$535,371,651	$—	$—	$535,371,651

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Web Portals/ISP	5.8%
Medical — Drugs	4.8
Applications Software	4.7
Electronic Components — Semiconductors	4.5
Internet Content — Entertainment	4.4
E-Commerce/Products	4.2
Cable/Satellite TV	3.6
Medical — Biomedical/Gene	3.6
Medical — HMO	3.3
Finance — Credit Card	3.1
Enterprise Software/Service	2.9
Medical Instruments	2.8
Instruments — Controls	2.6
Beverages — Non-alcoholic	2.6
Retail — Building Products	2.6
Transport — Rail	2.5
Food — Misc./Diversified	2.3
Retail — Discount	2.0
Retail — Major Department Stores	1.9
E-Commerce/Services	1.9
Finance — Other Services	1.8
Aerospace/Defense	1.7
Brewery	1.6
Computer Services	1.6
Networking Products	1.5
Investment Management/Advisor Services	1.5
Retail — Perfume & Cosmetics	1.5
Data Processing/Management	1.5
Cosmetics & Toiletries	1.5
Apparel Manufacturers	1.5
Diagnostic Equipment	1.5
Chemicals — Diversified	1.3
Aerospace/Defense — Equipment	1.3
Television	1.3
Coatings/Paint	1.2
Insurance — Property/Casualty	1.2
Dental Supplies & Equipment	1.1
Medical — Wholesale Drug Distribution	1.1
Finance — Consumer Loans	1.1
Oil — Field Services	1.0
Building Products — Cement	1.0
Auto/Truck Parts & Equipment — Original	0.9
Auto — Cars/Light Trucks	0.8
Oil Companies — Exploration & Production	0.8
Electronic Measurement Instruments	0.8
Advertising Agencies	0.7
Time Deposits	0.6
Internet Application Software	0.5
Registered Investment Companies	0.5

100.5%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.	24,664	$570,725

Aerospace/Defense — 1.7%
Raytheon Co.	10,447	1,463,938

Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	10,206	1,086,225

Apparel Manufacturers — 1.5%
Hanesbrands, Inc.	47,583	1,262,853

Applications Software — 4.7%
Citrix Systems, Inc.†	14,186	1,237,019
Intuit, Inc.	11,131	1,240,550
Salesforce.com, Inc.†	18,822	1,494,843

		3,972,412

Auto - Cars/Light Trucks — 0.8%
Tesla Motors, Inc.†#	3,280	695,393

Auto/Truck Parts & Equipment - Original — 0.9%
Delphi Automotive PLC	10,974	775,423

Beverages - Non-alcoholic — 2.6%
Coca-Cola Co.	51,008	2,215,277

Brewery — 1.6%
Molson Coors Brewing Co., Class B	13,633	1,394,929

Building Products - Cement — 1.0%
Vulcan Materials Co.	7,212	821,230

Cable/Satellite TV — 3.6%
Charter Communications, Inc. Class A†	4,457	1,146,385
Comcast Corp., Class A	29,262	1,909,638

		3,056,023

Chemicals - Diversified — 1.3%
Dow Chemical Co.	21,231	1,138,831

Coatings/Paint — 1.2%
Sherwin-Williams Co.	3,588	1,017,952

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	15,920	914,445
Teradata Corp.†	14,583	462,718

		1,377,163

Cosmetics & Toiletries — 1.5%
Estee Lauder Cos., Inc., Class A	14,188	1,265,995

Data Processing/Management — 1.5%
Paychex, Inc.	20,910	1,268,610

Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	15,827	972,727

Diagnostic Equipment — 1.5%
Danaher Corp.	15,421	1,255,424

E-Commerce/Products — 4.2%
Amazon.com, Inc.†	4,596	3,535,059

E-Commerce/Services — 1.9%
Priceline Group, Inc.†	1,125	1,593,821

Electronic Components - Semiconductors — 4.5%
Broadcom, Ltd.	10,781	1,901,984
Texas Instruments, Inc.	27,470	1,910,264

		3,812,248

Electronic Measurement Instruments — 0.8%
Fortive Corp.	12,639	665,696

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.9%
Oracle Corp.	47,554	$1,960,176
Workday, Inc., Class A†	5,744	487,034

		2,447,210

Finance - Consumer Loans — 1.1%
Synchrony Financial	33,402	929,578

Finance - Credit Card — 3.1%
Visa, Inc., Class A	32,466	2,626,499

Finance - Other Services — 1.8%
Intercontinental Exchange, Inc.	5,263	1,484,271

Food - Misc./Diversified — 2.3%
ConAgra Foods, Inc.	20,011	932,713
Kellogg Co.	12,445	1,023,103

		1,955,816

Instruments - Controls — 2.6%
Honeywell International, Inc.	18,990	2,216,323

Insurance - Property/Casualty — 1.2%
Progressive Corp.	30,637	997,541

Internet Application Software — 0.5%
Splunk, Inc.†	7,789	453,631

Internet Content - Entertainment — 4.4%
Facebook, Inc., Class A†	29,708	3,746,773

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	3,472	1,294,396

Medical Instruments — 2.8%
Boston Scientific Corp.†	45,488	1,083,524
Medtronic PLC	15,048	1,309,628

		2,393,152

Medical - Biomedical/Gene — 3.6%
BioMarin Pharmaceutical, Inc.†	10,044	943,031
Celgene Corp.†	9,144	976,031
Vertex Pharmaceuticals, Inc.†	11,990	1,133,175

		3,052,237

Medical - Drugs — 4.8%
AbbVie, Inc.	29,800	1,910,180
Allergan PLC†	3,522	826,050
Eli Lilly & Co.	17,386	1,351,761

		4,087,991

Medical - HMO — 3.3%
Centene Corp.†	16,431	1,122,073
UnitedHealth Group, Inc.	12,560	1,708,788

		2,830,861

Medical - Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	11,952	952,216

Networking Products — 1.5%
Cisco Systems, Inc.	41,691	1,310,765

Oil Companies - Exploration & Production — 0.8%
Pioneer Natural Resources Co.	3,880	694,714

Oil - Field Services — 1.0%
Schlumberger, Ltd.	6,060	478,740
Superior Energy Services, Inc.	23,316	392,408

		871,148

Retail - Building Products — 2.6%
Home Depot, Inc.	16,332	2,190,448

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 2.0%
Costco Wholesale Corp.	10,253	$1,661,909

Retail - Major Department Stores — 1.9%
TJX Cos., Inc.	21,000	1,626,240

Retail - Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,191	1,283,267

Television — 1.3%
CBS Corp., Class B	20,925	1,067,803

Transport - Rail — 2.5%
Union Pacific Corp.	22,182	2,119,046

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	2,652	2,094,682
Alphabet, Inc., Class C†	3,692	2,831,949

		4,926,631

Total Long-Term Investment Securities
(cost $68,809,936)		84,438,420

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.5%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	392,881	$392,881

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$498,000	498,000

Total Short-Term Investment Securities
(cost $890,881)		890,881

TOTAL INVESTMENTS
(cost $69,700,817)(3)	100.5%	85,329,301
Liabilities in excess of other assets	(0.5)	(383,639)

NET ASSETS	100.0%	$84,945,662

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $386,070. This was secured by collateral of $392,881, which was received in cash and subsequently invested in short-term investments currently valued at $392,881 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$84,438,420	$—	$—	$84,438,420
Short-Term Investment Securities:
Registered Investment Companies	392,881	—	—	392,881
Time Deposits	—	498,000	—	498,000

Total Investments at Value	$84,831,301	$498,000	$—	$85,329,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	65.8%
Domestic Equity Investment Companies	15.5
International Equity Investment Companies	12.7
Real Estate Investment Companies	5.9
International Fixed Income Investment Companies	0.1

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 15.5%
VALIC Co. I Blue Chip Growth Fund	145,794	$2,326,865
VALIC Co. I Dividend Value Fund	590,475	7,109,322
VALIC Co. I Mid Cap Index Fund	91,162	2,386,633
VALIC Co. I Mid Cap Strategic Growth Fund	50,942	671,931
VALIC Co. I Nasdaq-100 Index Fund	64,822	679,983
VALIC Co. I Science & Technology Fund	30,139	689,268
VALIC Co. I Small Cap Index Fund	283,716	5,475,724
VALIC Co. I Small Cap Special Values Fund	443,949	5,731,386
VALIC Co. I Stock Index Fund	59,387	2,047,065
VALIC Co. I Value Fund	55,046	851,011
VALIC Co. II Capital Appreciation Fund	222,675	3,560,571
VALIC Co. II Large Cap Value Fund	184,803	3,402,227
VALIC Co. II Mid Cap Growth Fund	79,022	665,361
VALIC Co. II Mid Cap Value Fund	380,404	7,779,257
VALIC Co. II Small Cap Growth Fund	38,228	542,833
VALIC Co. II Small Cap Value Fund	520,695	7,065,831

Total Domestic Equity Investment Companies
(cost $47,716,157)		50,985,268

Domestic Fixed Income Investment Companies — 65.8%
VALIC Co. I Capital Conservation Fund	1,320,993	13,460,918
VALIC Co. I Government Securities Fund	1,037,390	11,452,787
VALIC Co. I Inflation Protected Fund	903,825	9,978,232
VALIC Co. II Core Bond Fund	5,873,358	66,368,944
VALIC Co. II High Yield Bond Fund	6,055,486	45,840,032
VALIC Co. II Strategic Bond Fund	6,116,949	69,060,359

Total Domestic Fixed Income Investment Companies
(cost $215,876,551)		216,161,272

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.7%
VALIC Co. I Emerging Economies Fund	222,336	$1,540,790
VALIC Co. I Foreign Value Fund	1,209,431	11,259,806
VALIC Co. I International Equities Index Fund	2,395,939	15,142,320
VALIC Co. I International Growth Fund	542,139	6,337,605
VALIC Co. II International Opportunities Fund	453,191	7,246,530

Total International Equity Investment Companies
(cost $44,619,037)		41,527,051

International Fixed Income Investment Companies — 0.1%
VALIC Co. I International Government Bond Fund
(cost $322,326)	27,657	329,674

Real Estate Investment Companies — 5.9%
VALIC Co. I Global Real Estate Fund
(cost $19,400,116)	2,303,377	19,440,502

TOTAL INVESTMENTS
(cost $327,934,187)(2)	100.0%	328,443,767
Liabilities in excess of other assets	(0.0)	(54,135)

NET ASSETS	100.0%	$328,389,632

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$328,443,767	$—	$—	$328,443,767

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.1%
Federal Home Loan Mtg. Corp.	15.3
United States Treasury Notes	11.5
United States Treasury Bonds	7.0
Time Deposits	6.2
Diversified Banking Institutions	3.8
Diversified Financial Services	2.7
Banks — Commercial	2.6
Government National Mtg. Assoc.	2.5
Electric — Integrated	1.6
Telephone — Integrated	1.4
Pipelines	1.3
Registered Investment Companies	1.3
Auto — Cars/Light Trucks	1.3
Oil Companies — Exploration & Production	1.1
Cable/Satellite TV	1.0
Oil Companies — Integrated	0.9
Paper & Related Products	0.8
Insurance — Life/Health	0.8
Computers	0.8
Savings & Loans/Thrifts	0.7
Brewery	0.7
Insurance — Multi-line	0.7
Diversified Manufacturing Operations	0.6
Sovereign	0.6
Medical — Drugs	0.6
Medical Labs & Testing Services	0.5
Electric — Generation	0.5
Finance — Other Services	0.5
Banks — Super Regional	0.4
Cellular Telecom	0.4
Aerospace/Defense	0.4
Real Estate Investment Trusts	0.4
Networking Products	0.4
Aerospace/Defense — Equipment	0.4
Retail — Drug Store	0.4
Applications Software	0.4
Medical — Hospitals	0.3
Enterprise Software/Service	0.3
Machinery — Farming	0.3
Medical — HMO	0.3
Electric — Distribution	0.3
Insurance — Mutual	0.3
Satellite Telecom	0.3
Steel — Producers	0.2
Computer Services	0.2
Pharmacy Services	0.2
Finance — Auto Loans	0.2
Finance — Credit Card	0.2
Finance — Leasing Companies	0.2
Beverages — Wine/Spirits	0.2
Finance — Consumer Loans	0.2
Chemicals — Diversified	0.2
Containers — Paper/Plastic	0.2
Retail — Discount	0.2
Medical — Generic Drugs	0.2
Oil Refining & Marketing	0.2
Auto — Heavy Duty Trucks	0.2
Casino Hotels	0.2
Multimedia	0.2
Building Products — Wood	0.2
Printing — Commercial	0.2
Food — Misc./Diversified	0.2
Beverages — Non-alcoholic	0.2
Tools — Hand Held	0.2
Building — Residential/Commercial	0.2

Electronic Components — Semiconductors	0.1
Coatings/Paint	0.1
Telecom Services	0.1
Advertising Agencies	0.1
Airlines	0.1
Banks — Fiduciary	0.1
Containers — Metal/Glass	0.1
Chemicals — Plastics	0.1
Consumer Products — Misc.	0.1
Independent Power Producers	0.1
Retail — Restaurants	0.1
Steel Pipe & Tube	0.1
Transport — Rail	0.1
Electronic Measurement Instruments	0.1
Oil — Field Services	0.1
Coal	0.1
Medical Products	0.1
Internet Connectivity Services	0.1
Municipal Bonds & Notes	0.1
Gambling (Non-Hotel)	0.1
Rental Auto/Equipment	0.1
Data Processing/Management	0.1
Wire & Cable Products	0.1
Home Decoration Products	0.1
SupraNational Banks	0.1
Real Estate Management/Services	0.1
Machinery — General Industrial	0.1
Financial Guarantee Insurance	0.1
Telecommunication Equipment	0.1
Chemicals — Specialty	0.1
Insurance — Reinsurance	0.1
Real Estate Operations & Development	0.1
Food — Dairy Products	0.1
Computers — Integrated Systems	0.1
Broadcast Services/Program	0.1
Food — Retail	0.1
Power Converter/Supply Equipment	0.1
Internet Content — Entertainment	0.1
Publishing — Periodicals	0.1
Finance — Mortgage Loan/Banker	0.1
Metal — Copper	0.1
Finance — Investment Banker/Broker	0.1
Energy — Alternate Sources	0.1
Publishing — Newspapers	0.1
Transport — Services	0.1
Cruise Lines	0.1
Metal — Aluminum	0.1
Marine Services	0.1
Travel Services	0.1
Retail — Appliances	0.1
Agricultural Operations	0.1
Appliances	0.1
Building & Construction Products — Misc.	0.1
Electronic Components — Misc.	0.1
Computer Software	0.1
Diversified Minerals	0.1
Rubber/Plastic Products	0.1
Hotels/Motels	0.1
Retail — Computer Equipment	0.1
Metal Processors & Fabrication	0.1
Footwear & Related Apparel	0.1
Gas — Distribution	0.1
Food — Meat Products	0.1
Batteries/Battery Systems	0.1
Agricultural Chemicals	0.1

104.6%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited) — (continued)

Credit Quality†#

Aaa	59.3%
Aa	2.7
A	10.8
Baa	14.0
Ba	4.7
B	4.7
Caa	1.7
Not Rated@	2.1

100.0%

†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.5%
Diversified Financial Services — 2.5%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.88% due 12/15/2021	$760,000	$762,263
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	525,000	532,838
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.06% due 10/25/2034	923,526	872,555
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	1,217,000	1,220,125
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	724,825
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,800,000	2,842,746
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.89% due 04/15/2021	446,000	446,802
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	420,000	420,336
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	492,864	508,834
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,508,934
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,460,000	1,502,192
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,836,346
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	145,390	152,241
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,946,939
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)	754,000	831,043
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,325
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	86,800	90,375
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,671,233
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,599,007
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,001,000	1,008,381
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	162,750	167,611
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,943

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	$3,200,000	$3,261,063
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	515,266
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(1)	416,693	419,262
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,044,856
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	1,838,212	1,843,845
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	620,000	623,182
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	354,689
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	277,000	282,174
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	524,000	531,148
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	524,000	538,218
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.79% due 11/25/2034(3)	321,899	321,659

Total Asset Backed Securities
(cost $30,027,619)		30,450,256

U.S. CORPORATE BONDS & NOTES — 30.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	661,469
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	942,000	1,003,493

		1,664,962

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	1,143,000	1,209,100
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	532,000	595,869
Boeing Co. Senior Notes 0.95% due 05/15/2018	1,547,000	1,545,126
Boeing Co. Senior Notes 2.20% due 10/30/2022	857,000	876,403
General Dynamics Corp. Company Guar. Notes 2.13% due 08/15/2026	786,000	776,821

		5,003,319

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 4.85% due 04/27/2035	$1,054,000	$1,178,995
Harris Corp. Senior Notes 5.05% due 04/27/2045	1,000,000	1,168,822
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	609,000	627,270
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	710,000	747,275
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	166,000	172,451
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	470,000	450,025

		4,344,838

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	718,000	723,058

Airlines — 0.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	693,000	722,452
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)	45,115	45,277
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	874,871	883,620

		1,651,349

Appliances — 0.1%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	695,099

Applications Software — 0.4%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	936,000	941,803
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	1,069,000	1,074,669
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	1,114,000	1,145,287
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,107,000	1,150,241

		4,312,000

Auto - Cars/Light Trucks — 1.3%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	1,451,000	1,454,021
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	1,383,000	1,380,075
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	1,015,000	1,019,945

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	$1,461,000	$1,464,175
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	915,491
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,888,464
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	587,000	587,275
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	698,000	699,046
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	1,314,000	1,321,424
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	1,309,000	1,324,921
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,271,234
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	749,959

		15,076,030

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	341,850
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	324,000	327,117
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,656,936

		2,325,903

Banks - Commercial — 1.2%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,346,522
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	523,462
Discover Bank Senior Notes 3.45% due 07/27/2026	757,000	761,721
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	450,000	458,244
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	1,423,000	1,486,967
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,784,406
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	982,607
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	1,098,000	1,139,131

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	$1,907,000	$2,478,408

		13,961,468

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,624,341

Banks - Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	536,000	538,558
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	1,033,000	1,122,309
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	1,775,000	1,961,210
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	141,989
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	221,580

		3,985,646

Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	603,488

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	753,000	760,772
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,451,961
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	617,000	647,925
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,027,000	1,191,789
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	447,000	542,177
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	2,222,000	2,226,831
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026	379,000	383,833
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	600,000	633,811

		7,839,099

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	911,000	921,249

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products - Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	$610,000	$668,712

Building & Construction - Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	598,000

Building Products - Doors & Windows — 0.0%
Griffon Corp. Company Guar. Notes 5.25% due 03/01/2022	539,000	541,695

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	600,000	612,000
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,426,180

		2,038,180

Building - Residential/Commercial — 0.1%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	794,000	710,630
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	557,500

		1,268,130

Cable/Satellite TV — 0.7%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	533,000	548,990
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	877,000	923,042
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	590,000	631,300
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	390,000	420,225
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*	692,000	724,128
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*	599,000	716,226
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*	398,000	489,120
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	693,000	686,867
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	720,000	718,708
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	720,000	706,967

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — (continued)
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	$545,000	$592,006
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*	834,000	889,870

		8,047,449

Casino Hotels — 0.2%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	582,000	590,730
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#	383,000	394,969
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	656,000	674,040
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	568,000	593,560

		2,253,299

Cellular Telecom — 0.4%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	495,000	487,575
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	545,000	600,181
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,095,000	3,060,181
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	1,164,000	1,201,830

		5,349,767

Chemicals - Diversified — 0.2%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	874,000	874,228
Westlake Chemical Corp. Company Guar. Notes 5.00% due 08/15/2046*	1,174,000	1,204,947

		2,079,175

Chemicals - Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*#	554,000	556,770

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	750,719
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	253,000	227,700

		978,419

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	1,334,000	1,223,945

Security Description	Principal Amount	Value (Note 2)

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	$1,691,000	$1,804,339

Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	565,839

Computer Services — 0.2%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	600,000	577,500
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	652,000	557,460
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	554,000	592,202
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	1,017,000	1,067,261

		2,794,423

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	630,000	661,563

Computers — 0.8%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	815,000	817,170
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,139,928
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,187,239
Apple, Inc. Senior Notes 3.85% due 08/04/2046	595,000	620,927
Apple, Inc. Senior Notes 4.50% due 02/23/2036	461,000	532,722
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,483,000	1,586,700
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	780,000	845,017
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,240,000	1,440,441
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	961,423

		9,131,567

Computers - Integrated Systems — 0.1%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	919,000	935,082

Computers - Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	518,000	585,340

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	$367,000	$373,632

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	483,000	543,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	700,000	733,250

		1,276,625

Containers - Paper/Plastic — 0.2%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	1,287,000	1,331,398
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	446,000	481,326
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	678,437

		2,491,161

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045	326,000	381,363

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	541,000	551,843
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025	453,000	519,950

		1,071,793

Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 4.38% due 09/15/2045	430,000	521,260

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	504,000	533,577

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,286,000	1,314,823
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	655,000	670,734
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	543,000	565,596
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	2,167,000	2,297,174
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	2,092,248
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	91,342

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	$183,000	$188,898
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,229,000	2,364,273
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,866,000	3,023,412
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	622,000	745,032
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,363,874
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	693,000	735,692
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	395,000	451,998
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	851,000	936,912
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	2,048,779
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,174,000	1,497,267
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,888,298
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	745,000	749,533
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,250,000	1,276,894
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	1,632,000	1,658,473
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,240,000	1,330,980
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	80,000	92,567
Morgan Stanley Senior Notes 2.80% due 06/16/2020	663,000	682,077
Morgan Stanley Senior Notes 3.13% due 07/27/2026	591,000	597,908
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,854,000	3,027,960
Morgan Stanley Senior Notes 4.75% due 03/22/2017	662,000	674,506
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	3,098,000	3,464,840

		35,832,090

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	$1,623,000	$1,654,212

Diversified Manufacturing Operations — 0.6%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	324,000	443,402
General Electric Co. Senior Notes 2.70% due 10/09/2022	2,432,000	2,541,732
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,266,000	1,583,589
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	1,057,492
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,120,000	1,121,720
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	770,860

		7,518,795

Electric Products - Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*	316,000	323,110

Electric - Distribution — 0.2%
Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045	1,911,000	2,023,223

Electric - Integrated — 1.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	536,625
AES Corp. Senior Notes 5.50% due 03/15/2024	1,144,000	1,186,900
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	579,000	588,175
Black Hills Corp. Senior Notes 3.15% due 01/15/2027#	519,000	525,193
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	412,000	423,210
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,673,663
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	783,000	790,854
Duke Energy Progress LLC 1st. Mtg. Bonds 2.80% due 05/15/2022	1,018,000	1,065,892
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	854,000	903,266
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	807,617

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$866,000	$1,131,096
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	127,000	147,821
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	2,264,000	2,366,484
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	705,389	546,677
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	606,000	721,694
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	1,496,000	1,497,695
Southern Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,199,187
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	725,000	681,500
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	610,000	650,273

		17,443,822

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,016

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	364,000	377,420
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,180,000	1,185,289

		1,562,709

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	596,000	615,627
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	573,000	638,567

		1,254,194

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	528,000	548,890

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	820,000	826,150

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,381,000	1,385,623

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.65% due 07/15/2026	$1,041,000	$1,050,568
Oracle Corp. Senior Notes 3.85% due 07/15/2036	1,082,000	1,140,997
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	325,879

		3,903,067

Finance - Auto Loans — 0.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	1,549,000	1,647,749
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,045,000	1,065,900

		2,713,649

Finance - Commercial — 0.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	202,373
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	210,100

		412,473

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,441,000	1,211,160
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,183,000	970,060
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	349,000	366,450

		2,547,670

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	1,373,000	1,397,117
Discover Financial Services Senior Notes 3.75% due 03/04/2025	1,237,000	1,255,691

		2,652,808

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	827,330

		827,371

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	795,000	897,356

Security Description	Principal Amount	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	$850,000	$848,130

Finance - Other Services — 0.4%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	588,000	587,841
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	2,319,000	2,320,111
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,131,506
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	531,000	544,514

		4,583,972

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	375,458

Food - Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	586,000	605,045

Food - Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	372,000	402,408
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,588,394

		1,990,802

Food - Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	465,000	481,275
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	402,000	431,587

		912,862

Food - Wholesale/Distribution — 0.0%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	261,000	254,475

Footwear & Related Apparel — 0.1%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	610,000	610,763

Gambling (Non-Hotel) — 0.1%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,280,000	1,184,000
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(4)(5)	5,223	62

		1,184,062

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gas - Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	$546,000	$607,687

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	548,685

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	539,000	588,870
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	394,000	470,567

		1,059,437

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*	431,000	450,180

Hotels/Motels — 0.1%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023	600,000	621,000

Independent Power Producers — 0.1%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	755,000	745,563
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	701,000	715,896

		1,461,459

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	372,000	385,867

Insurance - Life/Health — 0.7%
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	1,719,000	1,749,273
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	646,473
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,430,845
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,655,110
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	380,000	382,271
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*	472,000	483,102
Unum Group Senior Notes 5.75% due 08/15/2042	418,000	478,472

		7,825,546

Security Description	Principal Amount	Value (Note 2)

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	$2,294,000	$2,921,553
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	592,000	644,091
Old Republic International Corp. Senior Notes 3.88% due 08/26/2026	350,000	352,698

		3,918,342

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	740,000	751,325
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	1,626,000	1,651,348
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	487,909
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	605,000	615,318

		3,505,900

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	976,761

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	600,000	618,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	596,194

		1,214,194

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	836,000	907,060

Investment Management/Advisor Services — 0.0%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	326,708

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,728,000	1,729,780
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	2,075,000	2,088,568

		3,818,348

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	764,000	753,495

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	$312,000	$324,220
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	995,000	1,045,143
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	514,000	565,143
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	726,000	754,659
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	2,037,000	2,045,118
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,639,406

		6,373,689

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 2.60% due 08/15/2026	751,000	743,573
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	451,000	475,624

		1,219,197

Medical - Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	494,000	531,028

Medical - Drugs — 0.2%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	950,000	978,655
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*	490,000	475,300
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,139,000	1,265,294

		2,719,249

Medical - HMO — 0.3%
Centene Corp. Senior Notes 5.63% due 02/15/2021	103,000	109,566
Centene Corp. Senior Notes 6.13% due 02/15/2024	413,000	450,170
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	665,000	558,600
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	948,000
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	989,681
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	714,175

		3,770,192

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals — 0.3%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	$500,000	$415,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	548,269
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	97,850
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	707,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,033,000	936,156
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	830,000	845,562
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	600,000	615,000

		4,164,837

Metal Processors & Fabrication — 0.1%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	589,000	614,033

Metal - Aluminum — 0.1%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	404,000	443,390
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	293,000	310,580

		753,970

Multimedia — 0.2%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	614,000	704,664
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	920,000	928,249
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	500,000	506,342

		2,139,255

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	1,262,000	1,268,528
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,250,234
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	2,079,000	2,135,358

		4,654,120

Oil Companies - Exploration & Production — 1.0%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,749,000	3,173,457

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	$500,000	$493,750
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	488,000	334,280
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,150,000	1,181,625
Hess Corp. Senior Notes 5.60% due 02/15/2041	461,000	469,799
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	560,662
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*#	436,000	422,920
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	35,000	34,300
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	654,000	660,540
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	511,545
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	1,042,000	1,064,380
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	905,000	903,338
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	731,000	811,551
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(6)	523,900	209,560
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	644,000	508,760
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	281,000	262,735
SM Energy Co. Senior Notes 6.50% due 01/01/2023	182,000	178,360
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	625,000	641,797

		12,423,359

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,196,633
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	698,008
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,229,694

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	$649,000	$650,963

		3,775,298

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	388,475

Oil Refining & Marketing — 0.2%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,021,000	847,430
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	231,000	247,170
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	535,000	566,832
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	710,000	674,855

		2,336,287

Oil - Field Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	825,000	596,062
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	675,000	658,125

		1,254,187

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	525,000	523,031
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,265,000	1,433,254
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,427,633
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,930,000	3,150,565
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	833,692
International Paper Co. Senior Notes 4.40% due 08/15/2047	1,284,000	1,304,748
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	430,000	432,150

		10,105,073

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	510,000	518,442
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	906,000	1,001,299

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	$1,139,000	$1,208,414

		2,728,155

Pipelines — 1.3%
Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	770,000	767,722
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	246,232
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	677,000	652,595
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	416,000	429,522
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,050,806
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	910,000	907,876
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	578,000	608,381
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	358,000	379,161
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	302,225
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	248,125
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	497,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	672,000	685,440
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	787,000	779,629
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	442,642
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	346,000	353,802
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	647,000	700,542
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	432,000	419,408
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	518,000	515,798
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	448,040

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	$225,000	$236,813
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	240,000	256,800
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	642,000	686,940
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	509,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	605,000	620,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,079,000	1,110,021
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	998,704

		15,854,474

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	910,492

Printing - Commercial — 0.1%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	679,000	660,327
RR Donnelley & Sons Co. Senior Notes 7.00% due 02/15/2022	580,000	604,288

		1,264,615

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	548,000	567,180
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	255,000	258,825

		826,005

Publishing - Periodicals — 0.1%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	868,000	896,210

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	238,000	249,305
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	341,000	350,804

		600,109

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	736,000	755,021

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	$365,000	$366,752
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	506,940
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	715,000	714,333
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	458,000	479,755
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	595,000	594,815
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	352,000	363,522
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	144,000	144,384
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	500,000	500,625
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	377,000	375,696

		4,801,843

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,010,000

Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	896,000	949,760

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	131,000	133,292
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	427,000	422,730
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	577,000	600,080

		1,156,102

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	940,000	723,800

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026#	302,000	322,095

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	88,000	89,849

Security Description	Principal Amount	Value (Note 2)

Retail - Computer Equipment — 0.1%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	$609,000	$620,419

Retail - Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	1,308,000	1,344,029
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	1,019,000	1,052,993

		2,397,022

Retail - Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	1,095,000	1,122,698
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	580,453	641,630
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	297,487	349,388
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	515,901	613,442
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,520,000	1,582,401
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	11,000	12,148

		4,321,707

Retail - Restaurants — 0.1%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	511,000	537,827
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	182,000	208,809
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	30,000	35,492
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	632,000	601,980

		1,384,108

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	675,000	641,250

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	840,000	896,700

Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,600,000	1,630,016
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	3,777,000	4,313,062

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	$2,210,000	$2,705,135

		8,648,213

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	1,394,000	1,328,120

Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023#	650,000	705,250
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	377,000	392,080
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	440,000	478,500

		1,575,830

Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	570,000	591,019

Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	945,000	982,800

Telephone - Integrated — 1.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,356,171
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,240,031
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,680,446
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,003,000	1,072,005
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	572,000	629,980
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	63,000	61,425
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028	241,000	232,601
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	460,000	498,812
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	409,000	445,043
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	1,107,000	1,195,560
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,239,757

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$489,000	$520,001
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,947,000	3,064,777
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,513,000	1,673,954
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	65,000	84,931

		15,995,494

Transport - Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	475,000	516,295

Transport - Services — 0.1%
TTX Co. Senior Notes 4.20% due 07/01/2046*	728,000	787,367

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	714,000	738,097

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	434,557

Wire & Cable Products — 0.1%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	602,000	611,030
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	482,000	457,746

		1,068,776

Total U.S. Corporate Bonds & Notes
(cost $355,025,580)		369,100,329

FOREIGN CORPORATE BONDS & NOTES — 6.3%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	610,000	588,650

Auto - Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	323,000	324,518

Banks - Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	726,967
BPCE SA Sub. Notes 4.50% due 03/15/2025*	376,000	382,947
Cooperatieve Rabobank UA NY Company Guar. Notes 3.75% due 07/21/2026	812,000	821,226
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	443,319

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Credit Suisse NY Senior Notes 3.00% due 10/29/2021	$611,000	$630,799
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,548,050
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,342,000	1,266,852
Kookmin Bank Senior Notes 1.63% due 07/14/2017*#	1,906,000	1,907,976
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	538,009
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	600,369
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,518,923
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	897,541
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	378,971
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	1,064,000	1,171,164
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	1,000,000	1,037,928
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	1,383,000	1,375,257

		16,246,298

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	1,914,000	1,948,056

Beverages - Wine/Spirits — 0.2%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	401,000	399,295
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,369,134
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	772,000	794,347

		2,562,776

Building - Residential/Commercial — 0.1%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	629,000	621,138

Cable/Satellite TV — 0.3%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,520,000	1,599,800
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	800,000	851,500

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	$1,363,000	$1,407,297

		3,858,597

Chemicals - Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	438,813

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	982,000	987,892

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	1,100,000	1,114,932

Containers - Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	313,000	327,868

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#	193,000	210,370
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027#	453,000	546,998

		757,368

Diversified Banking Institutions — 0.5%
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*	392,000	405,453
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	505,000	519,891
Credit Suisse Group Funding Guernsey, Ltd Company Guar. Notes 4.55% due 04/17/2026*	539,000	569,734
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021	555,000	554,835
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025#	524,000	495,146
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	391,000	406,097
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*	1,168,000	1,199,041
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,170,691
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	269,000	283,431

		5,604,319

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	975,000	1,115,230

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	$452,000	$504,376

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	562,000	649,110

Electric - Generation — 0.5%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*#	3,082,000	3,158,390
Electricite de France SA Senior Notes 3.63% due 10/13/2025*	567,000	593,616
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,299,000	1,488,689
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	552,000	603,525

		5,844,220

Electronic Components - Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	380,000	416,575

Finance - Leasing Companies — 0.1%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	68,000	71,145
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	256,000	278,080
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	357,319
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	975,000	984,750

		1,691,294

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	547,781

Insurance - Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	564,257

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	593,000	603,950
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,334,000	1,340,918

		1,944,868

Machinery - General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	987,000	1,006,740

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs — 0.4%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	$1,458,000	$1,461,620
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	969,000	974,224
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,061,000	1,068,287
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	1,243,000	1,268,935

		4,773,066

Medical - Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,210,119
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#	1,130,000	1,163,882

		2,374,001

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	969,000	830,917

Oil Companies - Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	826,184
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	497,000	387,660
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	389,500

		1,603,344

Oil Companies - Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,795,675
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	781,000	787,334
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	626,000	646,850
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	622,780
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	263,000	249,850
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	889,176
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	920,982
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,024,000	1,047,497

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	$390,000	$408,688

		7,368,832

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	354,025

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	740,000	771,450

Satellite Telecom — 0.2%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	975,000	950,820
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*	1,165,000	1,165,000

		2,115,820

Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	358,000	326,675

Semiconductor Components - Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	416,725

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 7.25% due 02/25/2022#	1,351,000	1,519,875

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,019,371

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,327,000	1,456,382

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	776,852

Total Foreign Corporate Bonds & Notes
(cost $73,436,767)		75,373,011

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,038,765

Sovereign — 0.6%
Government of Canada Senior Notes 0.88% due 02/14/2017	1,006,000	1,006,382
United Mexican States Senior Notes 3.50% due 01/21/2021#	2,527,000	2,700,731

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 3.60% due 01/30/2025	$983,000	$1,041,980
United Mexican States Senior Notes 4.35% due 01/15/2047	1,128,000	1,163,250
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,730,000	1,905,163

		7,817,506

Total Foreign Government Obligations
(cost $8,270,374)		8,856,271

U.S. GOVERNMENT AGENCIES — 36.9%
Federal Home Loan Mtg. Corp. — 15.3%
2.49% due 02/01/2037 FRS	411,071	427,970
2.50% due 01/01/2028	958,389	994,817
2.50% due 04/01/2028	2,042,596	2,120,363
2.50% due 03/01/2031	636,400	658,560
2.97% due 11/01/2037 FRS	2,597,022	2,744,711
3.00% due 11/01/2026	4,895,580	5,134,894
3.00% due 08/01/2027	398,109	417,396
3.00% due 10/01/2042	1,887,125	1,959,888
3.00% due 11/01/2042	1,456,702	1,515,141
3.00% due 02/01/2043	2,154,419	2,243,018
3.00% due 04/01/2043	3,684,972	3,849,607
3.00% due 05/01/2043	778,702	818,395
3.00% due 08/01/2043	7,668,050	7,975,591
3.00% due 07/01/2045	13,381,149	13,897,091
3.00% due 10/01/2045	8,048,410	8,358,735
3.00% due 12/01/2045	2,382,059	2,473,905
3.00% due 05/01/2046	1,383,830	1,437,186
3.00% due September 30 TBA	5,078,000	5,269,020
3.50% due 02/01/2042	515,977	544,438
3.50% due 03/01/2042	5,586,011	5,902,932
3.50% due 04/01/2042	2,205,139	2,338,781
3.50% due 08/01/2042	7,270,330	7,699,878
3.50% due 09/01/2043	1,971,608	2,076,811
3.50% due 03/01/2045	7,901,014	8,323,081
3.50% due 07/01/2045	3,500,749	3,689,449
3.50% due 08/01/2045	3,158,753	3,355,588
3.50% due 10/01/2045	5,412,595	5,700,689
3.50% due 11/01/2045	6,183,562	6,512,692
3.50% due 01/01/2046	3,769,845	3,970,501
3.50% due 03/01/2046	7,151,729	7,532,391
4.00% due 03/01/2023	608,098	627,868
4.00% due 09/01/2040	2,516,572	2,703,621
4.00% due 10/01/2043	6,952,673	7,452,231
4.00% due 07/01/2044	3,492,225	3,735,386
4.00% due 10/01/2045	7,254,189	7,760,586
4.00% due 11/01/2045	11,017,656	11,786,422
4.50% due 11/01/2018	17,108	17,525
4.50% due 02/01/2019	23,650	24,227
4.50% due 01/01/2039	37,663	41,195
4.50% due 12/01/2039	898,946	982,121
4.50% due 04/01/2044	1,156,122	1,263,563
4.50% due 07/01/2044	1,924,173	2,117,759
4.50% due 09/01/2044	9,091,990	9,932,118
4.50% due 03/01/2046	1,608,112	1,760,649
5.00% due 10/01/2033	2,096	2,310
5.00% due 07/01/2040	985,523	1,091,005
5.00% due 11/01/2043	4,681,782	5,214,200
5.50% due 11/01/2018	10,603	10,873
5.50% due 11/01/2032	15,610	17,630
5.50% due 07/01/2034	33,038	37,446

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 02/01/2035	$53,723	$60,010
5.50% due 07/01/2035	1,636	1,854
5.50% due 01/01/2036	302,332	340,517
5.50% due 05/01/2037	52,609	59,027
6.00% due 07/01/2035	91,525	104,154
6.00% due 03/01/2040	261,915	299,672
6.50% due 12/01/2032	81,114	92,951
6.50% due 02/01/2036	19,446	23,030
6.50% due 09/01/2036	431	509
6.50% due 05/01/2037	77,696	89,439
7.00% due 11/01/2016	17	17
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.28% due 09/15/2039(3)(7)(8)	1,743,369	259,655
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
2.17% due 08/25/2024 FRS(3)	40,937	40,988
Series 2014-DN1, Class M2
2.72% due 02/25/2024 FRS(3)	1,580,000	1,619,590
Series 2014-HQ2, Class M2
2.72% due 09/25/2024 FRS(3)	2,790,000	2,859,109
Series 2015-HQ1, Class M2
2.72% due 03/25/2025 FRS(3)	25,000	25,435
Series 2014-HQ3, Class M2
3.17% due 10/25/2024 FRS(3)	167,882	170,096
Series 2015-HQA1, Class M2
3.17% due 03/25/2028 FRS(3)	1,271,000	1,302,054

		183,870,361

Federal National Mtg. Assoc. — 19.1%
2.43% due 09/01/2035 FRS	2,070,061	2,171,407
2.50% due 09/01/2027	636,180	657,915
2.50% due 02/01/2028	1,931,617	2,004,512
2.50% due 04/01/2028	532,672	552,764
2.50% due 02/01/2031	3,376,801	3,492,084
2.50% due 05/01/2031	5,844,098	6,043,614
2.50% due September 15 TBA	7,907,000	8,170,154
2.62% due 05/01/2037 FRS	626,488	655,278
2.64% due 10/01/2040 FRS	662,561	702,166
2.67% due 10/01/2035 FRS	2,225,513	2,355,888
2.67% due 05/01/2040 FRS	2,439,051	2,574,514
2.69% due 10/01/2040 FRS	1,238,286	1,311,547
2.78% due 07/01/2039 FRS	1,625,649	1,703,533
2.78% due 11/01/2036 FRS	1,009,911	1,070,443
3.00% due 04/01/2027	1,365,622	1,431,850
3.00% due 10/01/2027	273,691	286,710
3.00% due 11/01/2027	1,965,159	2,061,232
3.00% due 01/01/2028	2,615,466	2,743,317
3.00% due 10/01/2030	4,018,450	4,209,601
3.00% due 03/01/2042	3,521,054	3,660,716
3.00% due 12/01/2042	3,518,948	3,675,112
3.00% due 05/01/2043	4,137,673	4,302,947
3.00% due 02/01/2045	2,927,570	3,040,280
3.00% due 06/01/2045	1,876,446	1,965,062
3.00% due 05/01/2046	4,492,383	4,665,337
3.00% due September 15 TBA	4,035,000	4,224,771
3.00% due September 30 TBA	2,534,000	2,629,421
3.03% due 08/01/2035 FRS	1,364,653	1,441,999
3.50% due 08/01/2026	1,815,728	1,918,158
3.50% due 09/01/2026	1,610,846	1,706,014
3.50% due 08/01/2027	334,789	353,781

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2028	$3,585,782	$3,794,001
3.50% due 12/01/2041	560,454	597,488
3.50% due 03/01/2042	773,299	817,876
3.50% due 08/01/2042	4,937,585	5,240,205
3.50% due 09/01/2042	713,549	754,594
3.50% due 02/01/2043	3,488,497	3,751,354
3.50% due 08/01/2043	3,154,698	3,333,963
3.50% due 07/01/2045	2,466,973	2,601,960
3.50% due 08/01/2045	3,133,491	3,322,364
3.50% due 09/01/2045	728,109	767,483
3.50% due 10/01/2045	3,600,386	3,840,969
3.50% due 11/01/2045	6,617,583	6,986,591
3.50% due 12/01/2045	9,893,786	10,426,181
3.50% due 02/01/2046	2,939,488	3,097,665
3.50% due 03/01/2046	9,059,060	9,546,537
3.50% due September 15 TBA	1,968,000	2,078,047
3.50% due September 30 TBA	2,119,000	2,232,979
4.00% due 11/01/2025	144,382	153,797
4.00% due 06/01/2039	610,445	672,362
4.00% due 09/01/2040	167,089	179,465
4.00% due 10/01/2040	384,641	413,231
4.00% due 12/01/2040	2,748,158	2,954,228
4.00% due 10/01/2041	1,635,064	1,758,484
4.00% due 11/01/2041	1,900,443	2,043,681
4.00% due 01/01/2043	1,289,068	1,402,025
4.00% due 10/01/2043	4,715,432	5,063,623
4.00% due 12/01/2043	558,125	611,327
4.00% due 10/01/2044	7,887,917	8,446,390
4.00% due 11/01/2044	2,180,419	2,336,172
4.00% due 02/01/2045	2,035,379	2,183,714
4.00% due September 30 TBA	8,842,000	9,471,992
4.50% due 06/01/2018	2,454	2,514
4.50% due 10/01/2024	637,795	685,035
4.50% due 03/01/2025	941,643	1,011,819
4.50% due 06/01/2039	221,198	241,382
4.50% due 01/01/2040	660,762	735,906
4.50% due 02/01/2040	1,314,688	1,468,148
4.50% due 05/01/2040	472,572	526,155
4.50% due 08/01/2040	534,387	583,339
4.50% due 11/01/2040	490,530	538,071
4.50% due 12/01/2040	492,255	539,983
4.50% due 05/01/2041	1,185,523	1,300,172
4.50% due 07/01/2041	584,585	638,232
4.50% due 03/01/2042	5,045,146	5,535,717
4.50% due 08/01/2044	2,968,376	3,242,666
4.50% due 10/01/2044	5,593,280	6,109,598
4.50% due 12/01/2044	1,230,253	1,342,512
4.50% due 08/01/2045	4,198,445	4,699,424
4.50% due September 30 TBA	1,778,000	1,942,187
5.00% due 09/01/2018	1,675	1,722
5.00% due 10/01/2018	1,654	1,706
5.00% due 03/01/2020	4,127	4,312
5.00% due 06/01/2022	114,357	122,205
5.00% due 10/01/2024	297,983	309,394
5.00% due 09/01/2033	915,700	1,026,528
5.00% due 04/01/2040	575,235	642,767
5.00% due 05/01/2040	966,509	1,075,321
5.00% due 06/01/2040	4,768,444	5,291,603
5.00% due 07/01/2040	1,863,510	2,067,399
5.00% due 02/01/2045	2,645,005	2,990,019
5.50% due 12/01/2029	237,774	267,252
5.50% due 12/01/2033	46,004	52,257
5.50% due 07/01/2037	53,152	59,797
5.50% due 08/01/2037	2,231,192	2,526,282

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2038	$271,127	$307,311
5.50% due 09/01/2039	845,090	962,812
6.00% due 12/01/2016	123	123
6.00% due 08/01/2034	41,039	47,366
6.00% due 11/01/2035	62,704	72,299
6.00% due 06/01/2036	99,640	114,416
6.00% due 12/01/2036	175,458	201,108
6.00% due 07/01/2038	823,870	944,526
6.00% due 09/01/2038	447,271	512,440
6.00% due 11/01/2038	271,454	310,903
6.50% due 02/01/2017	572	575
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.52% due 10/25/2023(3)	61,383	61,984

		229,780,162

Government National Mtg. Assoc. — 2.5%
3.00% due 02/20/2045	3,014,860	3,162,704
3.00% due 05/20/2045	2,287,486	2,399,660
3.00% due 07/20/2045	545,151	571,884
3.00% due September 30 TBA	2,686,000	2,814,005
3.50% due 03/20/2045	2,274,413	2,414,615
3.50% due 04/20/2045	6,768,581	7,185,673
3.50% due 07/20/2045	1,051,974	1,116,973
4.00% due 03/20/2044	1,280,673	1,368,845
4.00% due 07/20/2045	1,753,733	1,874,689
4.00% due 10/20/2045	1,578,181	1,687,053
4.50% due 05/15/2039	715,125	805,117
4.50% due 02/20/2046	1,528,389	1,651,161
5.00% due 05/15/2034	310,226	349,893
5.00% due 01/15/2040	627,097	711,849
5.50% due 12/15/2039	813,759	927,346
6.00% due 10/15/2039	593,369	678,102
7.00% due 09/15/2028	3,984	4,083

		29,723,652

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	565,000	574,359

Total U.S. Government Agencies
(cost $437,274,858)		443,948,534

U.S. GOVERNMENT TREASURIES — 18.5%
United States Treasury Bonds — 7.0%
2.50% due 02/15/2045	7,500,000	7,920,705
2.50% due 02/15/2046	4,383,000	4,631,087
2.50% due 05/15/2046	6,113,000	6,469,987
2.88% due 08/15/2045	1,984,000	2,256,336
3.00% due 05/15/2045	4,349,000	5,063,188
3.00% due 11/15/2045	14,609,000	17,024,627
3.13% due 11/15/2041	3,426,000	4,068,509
3.13% due 02/15/2042	8,027,000	9,542,409
3.13% due 08/15/2044	310,000	369,275
3.63% due 08/15/2043	2,000,000	2,597,812
3.63% due 02/15/2044	523,000	679,553
3.75% due 08/15/2041	152,000	199,138
3.75% due 11/15/2043	5,000,000	6,640,235
3.88% due 08/15/2040	588,000	781,879
4.25% due 11/15/2040	3,000,000	4,208,556
4.38% due 05/15/2041	1,901,000	2,720,880
4.50% due 02/15/2036	4,510,000	6,447,537
4.63% due 02/15/2040	284,000	417,269
5.25% due 11/15/2028	1,575,000	2,196,141

		84,235,123

United States Treasury Notes — 11.5%
0.13% due 04/15/2018 TIPS(9)	2,290,636	2,301,501
0.63% due 11/30/2017	9,203,000	9,190,778

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
0.75% due 01/31/2018	$1,173,000	$1,172,863
0.75% due 02/28/2018	2,618,000	2,617,285
0.88% due 01/31/2018	7,767,000	7,780,957
1.00% due 05/31/2018	13,800,000	13,848,521
1.13% due 06/30/2021#	7,964,000	7,940,666
1.13% due 07/31/2021#	1,970,000	1,963,536
1.25% due 11/30/2018	19,634,000	19,811,158
1.25% due 01/31/2020	1,000,000	1,008,008
1.38% due 06/30/2018	4,000,000	4,041,408
1.38% due 07/31/2018	4,800,000	4,851,562
1.38% due 12/31/2018	2,002,000	2,026,086
1.38% due 03/31/2020	3,064,000	3,100,385
1.38% due 04/30/2020	1,554,000	1,572,272
1.38% due 09/30/2020	1,984,000	2,003,995
1.38% due 01/31/2021	500,000	504,531
1.50% due 08/31/2018	7,000,000	7,094,339
1.50% due 02/28/2023	3,000,000	3,018,048
1.63% due 12/31/2019	584,000	596,045
1.63% due 02/15/2026	25,000,000	25,101,550
1.63% due 05/15/2026#	3,884,000	3,898,716
1.75% due 12/31/2020	480,000	492,094
2.00% due 11/15/2021	1,001,000	1,038,890
2.00% due 07/31/2022	492,000	510,546
2.00% due 02/15/2025	664,000	688,640
2.00% due 08/15/2025	325,000	336,908
2.13% due 12/31/2021	473,000	493,934
2.38% due 05/31/2018	5,631,000	5,785,194
3.13% due 05/15/2021	2,199,000	2,392,701
3.38% due 11/15/2019	1,099,000	1,182,112

		138,365,229

Total U.S. Government Treasuries
(cost $210,731,966)		222,600,352

MUNICIPAL BONDS & NOTES — 0.1%
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062 (cost $1,010,000)	1,010,000	1,193,830

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(5) (cost $1)	79	94,101

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	578,051

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%#†	6,900	25,530

Telecom Services — 0.1%
Qwest Corp. 6.13%#	44,275	1,124,585

Total Preferred Securities
(cost $1,785,164)		1,728,166

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks - Commercial — 0.0%
Standard Chartered PLC VRS 7.50% due 04/02/2022*(2)	354,000	353,646

Banks - Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019#(2)	1,323,000	1,296,540

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wells Fargo Capital X 5.95% due 12/01/2086	$413,000	$456,365

		1,752,905

Diversified Banking Institutions — 0.3%
BAC Capital Trust XIII FRS Series F 4.00% due 09/19/2016(2)	862,000	699,082
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)	1,759,000	1,883,229
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(2)	425,000	411,273
Societe Generale SA FRS 7.88% due 12/18/2023*#(2)	993,000	987,042

		3,980,626

Electric - Integrated — 0.1%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	778,505

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	825,329

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	1,309,000	994,840

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	860,000	944,925

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045	407,000	427,350
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	987,773

		1,415,123

Insurance - Multi - line — 0.2%
MetLife Capital Trust IV 7.88% due 12/15/2067*	577,000	724,135
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,181,396

		1,905,531

Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075	490,000	486,325

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,946,915

Total Preferred Securities/Capital Securities
(cost $14,551,688)		15,384,685

Total Long - Term Investment Securities
(cost $1,132,114,017)		1,168,729,535

SHORT-TERM INVESTMENT SECURITIES — 7.5%
Registered Investment Companies — 1.3%
State Street Navigator Securities Lending Prime Portfolio 0.43%(10)(11)	15,720,177	15,720,177

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 6.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$74,052,000	$74,052,000

Total Short-Term Investment Securities
(cost $89,772,177)		89,772,177

TOTAL INVESTMENTS
(cost $1,221,886,194)(12)	104.6%	1,258,501,712
Liabilities in excess of other assets	(4.6)	(55,586,731)

NET ASSETS	100.0%	$1,202,914,981

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $145,058,401 representing 12.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $94,219 representing 0.0% of net assets.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2016.
(9)	Principal amount of security is adjusted for inflation.
(10)	At August 31, 2016, the Fund had loaned securities with a total value of $15,435,073. This was secured by collateral of $15,720,177, which was received in cash and subsequently invested in short-term investments currently valued at $15,720,177 as reported in the Portfolio of Investments. Additional collateral of $29,576 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
Federal Farm Credit Bank	2.50% to 3.53%	12/20/2023 to 04/18/2036	$6,004
Federal Home Loan Bank	0.00% to 3.24%	09/01/2016 to 10/25/2032	3,736
Federal Home Loan Mtg. Corp.	0.00% to 10.50%	11/01/2016 to 08/01/2046	8,162
Federal National Mtg. Assoc.	0.00% to 10.50%	11/01/2016 to 09/01/2046	10,113
Government National Mtg. Assoc.	0.81% to 10.00%	11/15/2016 to 06/20/2065	1,076
Tennessee Valley Authority	5.88% to 5.88%	04/01/2036 to 04/01/2036	485

(11)	The rate shown is the 7-day yield as of August 31, 2016.
(12)	See Note 5 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2016 and unless noted otherwise, the dates are the original maturity dates.

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$30,450,256	$—	$30,450,256
U.S. Corporate Bonds & Notes:
Airlines	—	1,606,072	45,277	1,651,349
Finance - Investment Banker/Broker	—	827,330	41	827,371
Gambling (Non-Hotel)	—	1,184,000	62	1,184,062
Other Industries	—	365,437,547	—	365,437,547
Foreign Corporate Bonds and Notes	—	75,373,011	—	75,373,011
Foreign Government Obligations	—	8,856,271	—	8,856,271
U.S. Government Agencies	—	443,948,534	—	443,948,534
U.S. Government Treasuries	—	222,600,352	—	222,600,352
Municipal Bonds & Notes	—	1,193,830	—	1,193,830
Common Stocks	—	—	94,101	94,101
Preferred Securities	1,728,166	—	—	1,728,166
Preferred Securities/Capital Securities
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	15,384,670	—	15,384,670
Short-Term Investment Securities:
Registered Investment Companies	15,720,177	—	—	15,720,177
Time Deposits	—	74,052,000	—	74,052,000

Total Investments at Value	$17,448,343	$1,240,913,873	$139,496	$1,258,501,712

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

32

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	10.5%
Registered Investment Companies	8.2
Cable/Satellite TV	7.6
Repurchase Agreements	6.8
Medical — Hospitals	6.4
Medical — Drugs	4.1
Cellular Telecom	3.7
Television	3.4
Building — Residential/Commercial	3.2
Diversified Banking Institutions	2.7
Containers — Metal/Glass	2.4
Building & Construction Products — Misc.	2.3
Telephone — Integrated	2.3
Steel — Producers	2.3
Data Processing/Management	2.2
Pipelines	1.9
Finance — Leasing Companies	1.6
Containers — Paper/Plastic	1.6
Banks — Commercial	1.2
Finance — Consumer Loans	1.2
Semiconductor Equipment	1.1
Building Products — Cement	1.1
Telecommunication Equipment	1.1
Diagnostic Kits	1.1
Cosmetics & Toiletries	1.0
Finance — Other Services	1.0
Office Automation & Equipment	0.9
Diversified Minerals	0.9
Food — Flour & Grain	0.9
Food — Canned	0.8
Internet Connectivity Services	0.8
Metal — Aluminum	0.8
Internet Content — Entertainment	0.8
Financial Guarantee Insurance	0.8
Enterprise Software/Service	0.8
Telecom Services	0.8
Retail — Apparel/Shoe	0.8
Broadcast Services/Program	0.7
Diversified Manufacturing Operations	0.7
Electronic Components — Semiconductors	0.7
Disposable Medical Products	0.6
Applications Software	0.6
Physicians Practice Management	0.5
Chemicals — Specialty	0.5
Retail — Restaurants	0.5
Printing — Commercial	0.5
Semiconductor Components — Integrated Circuits	0.5
Multimedia	0.5
Casino Hotels	0.5
Machinery — Material Handling	0.5
Retail — Arts & Crafts	0.5
Medical — Wholesale Drug Distribution	0.5
Soap & Cleaning Preparation	0.4
Medical — Outpatient/Home Medical	0.4
Retail — Leisure Products	0.4
Machinery — General Industrial	0.4
Funeral Services & Related Items	0.4
Racetracks	0.4
Decision Support Software	0.4
Metal Processors & Fabrication	0.4
Hotels/Motels	0.3
Electric — Integrated	0.3
Security Services	0.3
Distribution/Wholesale	0.3
Real Estate Investment Trusts	0.3
Casino Services	0.2
Hazardous Waste Disposal	0.2
Oil & Gas Drilling	0.2
Forestry	0.2

Radio	0.2
Steel — Specialty	0.2
Gambling (Non-Hotel)	0.2
E-Commerce/Products	0.1
Insurance — Life/Health	0.1
Coatings/Paint	0.1
Insurance — Property/Casualty	0.1
Food — Misc./Diversified	0.1
Medical — HMO	0.1
Music	0.1
Medical Labs & Testing Services	0.1
Beverages — Wine/Spirits	0.1

106.4%

Credit Quality†#

Baa	0.4%
Ba	29.7
B	46.6
Caa	19.5
Ca	0.3
Not Rated@	3.5

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

33

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Principal Amount(11)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.4%
Building - Residential/Commercial — 0.1%
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018(1)	$330,000	$333,713

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	1,010,000	1,299,112

Oil Companies - Exploration & Production — 0.1%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,465,000	668,406

Total Convertible Bonds & Notes
(cost $3,147,864)		2,301,231

U.S. CORPORATE BONDS & NOTES — 71.6%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.75% due 02/01/2026	240,000	259,500

Applications Software — 0.6%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	2,252,500
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,358,887

		3,611,387

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	458,756

Broadcast Services/Program — 0.7%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,359,125

Building & Construction Products-Misc. — 2.3%
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	2,120,000	2,157,100
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	3,185,000	3,336,288
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022	2,440,000	2,519,300
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	580,938
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	4,810,000	5,116,637

		13,710,263

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,906,525

Building Products - Wood — 0.0%
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	174,000

Security Description	Principal Amount(11)	Value (Note 2)

Building - Residential/Commercial — 3.1%
DR Horton, Inc. Company Guar. Notes 4.38% due 09/15/2022	$1,365,000	$1,440,075
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	340,000	383,350
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	452,788
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,230,000	2,380,525
KB Home Company Guar. Notes 7.50% due 09/15/2022	2,255,000	2,407,212
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,618,057
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	2,370,000	2,543,010
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	2,721,000	2,863,852
Lennar Corp. Company Guar. Notes 4.88% due 12/15/2023	610,000	638,975
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,443,275
PulteGroup, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	299,963

		18,471,082

Cable/Satellite TV — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.13% due 02/15/2023	150,000	157,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	4,220,000	4,440,242
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.25% due 09/30/2022	665,000	698,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	754,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Bonds 5.75% due 01/15/2024#	360,000	382,950
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,942,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#	1,490,000	1,605,475

34

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	$6,305,000	$6,364,293
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025*	845,000	932,390
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024#	2,950,000	2,870,704
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	1,145,000	1,307,447
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	1,055,000	1,236,987
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,992,582
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,393,606
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,021,650

		34,100,451

Casino Hotels — 0.5%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	2,620,000	2,790,300

Casino Services — 0.2%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,339,000

Cellular Telecom — 3.7%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	3,640,000	3,903,900
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,152,944
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,945,000	3,678,713
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	3,815,000	3,772,081
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,615,000	3,513,744
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	2,565,000	2,648,362
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	1,975,000	2,068,813

		21,738,557

Security Description	Principal Amount(11)		Value (Note 2)

Chemicals - Specialty — 0.5%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#		$2,770,000	$2,659,200
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025#		455,000	435,378

			3,094,578

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 4.88% due 08/15/2024*		755,000	787,088

Containers - Metal/Glass — 1.5%
Ball Corp. Company Guar. Notes 3.50% due 12/15/2020	EUR	465,000	577,036
Ball Corp. Company Guar. Notes 4.38% due 12/15/2023	EUR	620,000	797,391
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*#		4,220,000	4,620,900
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*		2,600,000	2,886,000

			8,881,327

Containers - Paper/Plastic — 1.6%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022		2,760,000	2,925,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*		3,080,000	3,195,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		1,195,000	1,280,144
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021		1,825,000	1,898,000

			9,299,244

Cosmetics & Toiletries — 1.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*		2,750,000	2,839,595
Revlon Escrow Corp. Company Guar. Notes 6.25% due 08/01/2024*		2,885,000	3,000,400

			5,839,995

Data Processing/Management — 2.2%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*		3,580,000	3,714,250
First Data Corp. Sec. Notes 5.75% due 01/15/2024*		5,525,000	5,656,219

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	$3,245,000	$3,399,137

		12,769,606

Decision Support Software — 0.4%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,685,000	1,790,313
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	435,000	471,431

		2,261,744

Diagnostic Kits — 1.1%
Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	3,700,000	3,783,250
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,507,094

		6,290,344

Disposable Medical Products — 0.6%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,665,000	3,830,218

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	347,563
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	835,425
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	430,000	457,950

		1,640,938

E-Commerce/Services — 0.0%
Match Group, Inc. Senior Notes 6.75% due 12/15/2022	150,000	159,563

Electric - Integrated — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(2)(3)	1,680,000	546,000

Electronic Components - Semiconductors — 0.6%
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	2,125,000	2,239,750
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	1,105,000	1,070,469

		3,310,219

Enterprise Software/Service — 0.8%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)	595,000	557,813

Security Description	Principal Amount(11)	Value (Note 2)

Enterprise Software/Service (continued)
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	$165,000	$174,159
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,000,000	4,055,000

		4,786,972

Finance - Consumer Loans — 1.2%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	511,000	536,550
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	991,825
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	1,845,000	1,937,250
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	3,095,000	3,381,287

		6,846,912

Finance - Leasing Companies — 0.6%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	2,950,000	3,329,812

Finance - Other Services — 1.0%
FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,131,300
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,394,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	909,638
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022(1)	1,425,000	1,328,812

		5,763,750

Financial Guarantee Insurance — 0.6%
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	712,300
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	2,490,000	2,801,250

		3,513,550

Food - Canned — 0.8%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	3,530,000	3,662,375
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,337,625

		5,000,000

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Flour & Grain — 0.9%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	$4,640,000	$4,628,400
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*#	740,000	785,362

		5,413,762

Food - Misc./Diversified — 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024*	565,000	608,788

Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 5.38% due 01/15/2022	2,300,000	2,406,490

Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*#	930,000	948,600

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,356,300

Hotels/Motels — 0.3%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	1,830,000	1,889,475

Insurance - Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	794,000	788,045

Internet Connectivity Services — 0.8%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,915,600
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	1,039,382

		4,954,982

Internet Content - Entertainment — 0.8%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	4,465,000	4,844,525

Machinery - General Industrial — 0.1%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	795,000	733,388

Machinery - Material Handling — 0.5%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	2,645,000	2,744,187

Medical Labs & Testing Services — 0.1%
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*	470,000	486,450

Security Description	Principal Amount(11)	Value (Note 2)

Medical - Drugs — 0.9%
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(1)	$2,104,000	$2,340,700
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,750,000	2,860,000

		5,200,700

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC Senior Notes 7.13% due 06/01/2024*	540,000	580,500

Medical - Hospitals — 6.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018#	200,000	202,500
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	9,195,000	7,631,850
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	2,010,000	1,797,704
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,412,500
HCA, Inc. Senior Sec. Notes 4.50% due 02/15/2027	2,655,000	2,678,231
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	545,000	582,469
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	690,000	710,700
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,365,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,408,875
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095(1)	1,820,000	1,838,200
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	2,130,000	2,241,825
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,424,125
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	4,245,000	4,122,956
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	505,000	480,381
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	3,670,000	3,715,875

		37,613,191

Medical - Outpatient/Home Medical — 0.4%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,470,000	2,550,275

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Wholesale Drug Distribution — 0.3%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	$1,325,000	$1,503,875

Metal Processors & Fabrication — 0.4%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,995,000	2,079,788

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	1,940,000	2,056,400

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(1)(6)	210,000	6,300

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	570,263

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,461,113
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,155,412

		5,616,525

Oil & Gas Drilling — 0.2%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,314,240

Oil Companies - Exploration & Production — 9.1%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	1,580,000	1,440,429
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	195,000	207,588
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026#	135,000	149,300
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	220,000	261,919
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	1,315,000	1,316,644
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	1,725,000	1,729,312
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,423,012
Bonanza Creek Energy, Inc. Company Guar. Notes 6.75% due 04/15/2021	2,920,000	1,328,600
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	6,845,000	4,620,375

Security Description	Principal Amount(11)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	$2,780,000	$2,877,300
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	598,850
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	665,000	600,163
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	391,138
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	3,795,000	3,168,825
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	1,425,000	1,378,688
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	3,760,000	3,863,400
Diamondback Energy, Inc. Company Guar. Notes 7.63% due 10/01/2021#	3,275,000	3,473,547
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,148,300
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	1,765,000	1,650,275
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023#	1,380,000	1,314,450
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,135,000	1,146,350
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	1,775,000	1,832,687
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023#	3,756,000	3,680,880
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	203,940
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	249,900
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,360,000	1,394,000
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	579,975
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	1,460,000	1,518,400
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	2,640,000	2,412,300
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	25,000	23,375
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	354,963

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	$170,000	$168,300
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024#	2,240,000	2,066,400
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022#	3,110,000	3,024,475
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023#	970,000	1,008,800

		53,606,860

Physicians Practice Management — 0.5%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,680,000	1,696,800
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	1,330,000	1,399,825

		3,096,625

Pipelines — 1.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*(1)	3,780,000	3,638,250
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	4,565,000	4,576,412
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,478,250
Targa Resources Partners Company Guar. Notes 6.75% due 03/15/2024*	1,650,000	1,753,125

		11,446,037

Printing - Commercial — 0.5%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	2,950,000	2,868,875

Racetracks — 0.4%
GLP Capital LP / GLP Financing II, Inc. Company Guar. Notes 4.38% due 04/15/2021#	120,000	126,634
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	2,030,000	2,217,775

		2,344,409

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,060,000	1,071,925

Real Estate Investment Trusts — 0.3%
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,546,905

Retail - Apparel/Shoe — 0.8%
Chinos Intermediate Holdings, Inc. Senior Notes 8.50% due 05/01/2019*(1)(5)	1,615,875	630,191

Security Description	Principal Amount(11)	Value (Note 2)

Retail - Apparel/Shoe (continued)
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	$2,955,000	$3,228,337
L Brands, Inc. Senior Notes 6.95% due 03/01/2033#	651,000	688,433

		4,546,961

Retail - Arts & Crafts — 0.5%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*#	2,600,000	2,694,250

Retail - Leisure Products — 0.4%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,385,000	2,534,063

Retail - Restaurants — 0.5%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	3,065,000	3,065,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(6)(7)	50,000	0

Security Services — 0.3%
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	1,575,000	1,657,688

Semiconductor Equipment — 0.6%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	3,410,000	3,546,400

Soap & Cleaning Preparation — 0.4%
Sun Products Corp. Senior Notes 7.75% due 03/15/2021*	2,545,000	2,643,619

Steel - Producers — 1.8%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	1,010,000	984,750
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	1,590,000	1,528,388
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022#	1,360,000	1,346,400
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	951,600
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,005,000	1,060,275
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	421,000	415,211
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	1,081,000	1,066,812
United States Steel Corp. Senior Notes 7.50% due 03/15/2022#	340,000	330,438

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Producers (continued)
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	$2,505,000	$2,724,187

		10,408,061

Steel - Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	975,000	994,500

Telecommunication Equipment — 1.1%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	5,385,000	5,856,187
Alcatel-Lucent USA, Inc. Senior Notes 6.50% due 01/15/2028	490,000	526,750

		6,382,937

Telephone - Integrated — 2.3%
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	1,235,000	1,343,834
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	3,030,000	3,272,400
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	455,000	472,631
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	5,110,000	5,295,238
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,273,201
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	950,000	996,313

		13,653,617

Television — 2.8%
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	705,000	743,775
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	290,000	302,325
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	815,000	847,600
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	625,000	629,687
Sinclair Television Group, Inc. Senior Notes 5.88% due 03/15/2026*	1,585,000	1,672,175
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*#	1,540,000	1,597,750
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,790,944
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	1,360,000	1,468,800

Security Description	Principal Amount(11)	Value (Note 2)

Television (continued)
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	$5,290,000	$5,409,024

		16,462,080

Total U.S. Corporate Bonds & Notes
(cost $410,948,424)		422,708,667

FOREIGN CORPORATE BONDS & NOTES — 14.0%
Building Products - Cement — 0.6%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	1,505,000	1,553,912
Cemex SAB de CV Senior Sec. Notes 6.13% due 05/05/2025*	1,135,000	1,195,382
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	710,000	804,075

		3,553,369

Cable/Satellite TV — 1.6%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,755,000	3,952,137
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,792,913
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,410,000	2,536,525

		9,281,575

Containers - Metal/Glass — 0.9%
Ardagh Finance Holdings SA Senior Notes 8.63% due 06/15/2019*(5)	1,167,025	1,216,624
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,476,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*#	450,000	466,312
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	295,000	313,806
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*(1)	140,294	140,119

		5,613,111

Diversified Manufacturing Operations — 0.7%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,485,000	4,215,900

Diversified Minerals — 0.9%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	590,000	584,100

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*#	$745,000	$728,238
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*#	490,000	491,225
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	1,021,275
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	785,000	847,309
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*#	1,630,000	1,833,750

		5,505,897

Finance - Leasing Companies — 1.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	5,720,000	6,034,600

Forestry — 0.2%
Tembec Industries, Inc. Senior Sec. Notes 9.00% due 12/15/2019*	1,515,000	1,181,700

Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	160,000	165,200

Medical - Drugs — 3.2%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	1,955,000	1,774,162
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.50% due 02/01/2025*	5,540,000	4,916,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,666,475
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	11,000,000	9,680,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	770,000	676,638

		18,714,025

Metal - Aluminum — 0.5%
Constellium NV Senior Sec. Notes 7.88% due 04/01/2021*#	2,630,000	2,846,975

Multimedia — 0.3%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,487,519

Oil Companies - Exploration & Production — 1.3%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,340,000	1,825,200

Security Description	Principal Amount(11)		Value (Note 2)

Oil Companies - Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		$1,735,000	$1,396,675
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*#		1,220,000	1,064,450
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*		4,235,000	3,642,100

			7,928,425

Semiconductor Components - Integrated Circuits — 0.5%
NXP BV/NXP Funding LLC Senior Notes 3.88% due 09/01/2022*		2,790,000	2,835,338

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,485,225
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,515,800

			3,001,025

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(1)(2)(6)(7)		925,000	0

Steel - Producers — 0.5%
ArcelorMittal Senior Notes 6.50% due 03/01/2021#		1,420,000	1,540,700
ArcelorMittal Senior Notes 7.25% due 02/25/2022#		1,060,000	1,192,500

			2,733,200

Telecom Services — 0.8%
Wind Acquisition Finance SA Senior Sec. Notes 4.00% due 07/15/2020*	EUR	2,245,000	2,541,748
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*		1,940,000	1,964,250
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*		220,000	230,314

			4,736,312

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,852,600

Total Foreign Corporate Bonds & Notes (cost $83,751,811)			82,686,771

LOANS(1)(8)(9)(10) — 1.2%
Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(6)		2,037,810	0

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(11)		Value (Note 2)

LOANS (continued)
Cable/Satellite TV — 0.2%
Virgin Media Investment Holdings, Ltd. FRS BTL - F 3.65% due 06/30/2023		$1,230,000	$1,227,803

E-Commerce/Products — 0.1%
Lands’ End, Inc. FRS BTL - B 4.25% due 04/04/2021		1,015,909	808,917

Electric - Integrated — 0.2%
Texas Competitive Electric Holdings Co. LLC FRS BTL 4.97% due 10/10/2017†(2)(3)		3,873,748	1,247,668

Electronic Components - Semiconductors — 0.1%
NXP BV FRS BTL - B 3.75% due 12/07/2020		346,580	348,530

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021		635,000	632,619

Machinery - General Industrial — 0.3%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020		1,828,300	1,730,029

Medical - Wholesale Drug Distribution — 0.2%
Vizient, Inc. FRS First Lien 6.25% due 02/13/2023		892,763	901,318

Total Loans
(cost $9,747,001)			6,896,884

COMMON STOCKS†(1)(6) — 0.0%
Multimedia — 0.0%
Haights Cross Communication, Inc. (cost $82,159)		10,439	0

MEMBERSHIP INTEREST CERTIFICATES†(1)(12) — 0.0%
Casino Services — 0.0%
Herbst Gaming, Inc. (cost $232,700)		23,439	146,494

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.1%
Banks - Commercial — 1.2%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(13)	EUR	3,200,000	3,373,121
Banco Bilbao Vizcaya Argentaria SA VRS 8.88% due 04/14/2021(13)	EUR	1,000,000	1,179,868
Banco Bilbao Vizcaya Argentaria SA VRS 9.00% due 05/09/2018(13)		1,000,000	1,045,000
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*(13)		1,435,000	1,330,977

			6,928,966

Diversified Banking Institutions — 2.7%
Barclays PLC VRS 8.00% due 12/15/2020(13)	EUR	1,000,000	1,144,731
Barclays PLC VRS 8.25% due 12/15/2018(13)		2,595,000	2,658,204
BNP Paribas SA VRS 7.63% due 03/30/2021*(13)		1,615,000	1,698,173
Credit Agricole SA VRS 7.88% due 01/23/2024*#(13)		775,000	793,406

Security Description	Shares/ Principal Amount(11)	Value (Note 2)

Diversified Banking Institutions (continued)
Credit Agricole SA VRS 8.13% due 12/23/2025*(13)	$2,520,000	$2,704,313
Credit Suisse Group AG VRS 6.25% due 12/18/2024(13)	3,675,000	3,596,869
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(13)	1,690,000	1,888,575
Royal Bank of Scotland Group PLC FRS Series U 7.64% due 09/30/2017(13)	500,000	491,875
Societe Generale SA FRS 8.25% due 11/29/2018(13)	875,000	900,156

		15,876,302

Multimedia — 0.2%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(13)	1,260,000	1,335,600

Total Preferred Securities/Capital Securities
(cost $24,460,947)		24,140,868

WARRANTS†(1)(6)(12) — 0.1%
Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	310	369,254
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	306	364,490

Total Warrants
(cost $0)		733,744

Total Long-Term Investment Securities
(cost $532,370,906)		539,614,659

SHORT-TERM INVESTMENT SECURITIES — 8.2%
Registered Investment Companies — 8.2%
State Street Navigator Securities Lending Prime Portfolio 0.43%(14)(15) (cost $48,280,053)	48,280,053	48,280,053

REPURCHASE AGREEMENTS — 6.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $40,493,011 collateralized by $37,645,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $41,307,708 (cost $40,493,000)	$40,493,000	40,493,000

TOTAL INVESTMENTS
(cost $621,143,959)(16)	106.4%	628,387,712
Liabilities in excess of other assets	(6.4)	(37,709,165)

NET ASSETS	100.0%	$590,678,547

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $236,755,765 representing 40.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

(1)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $18,027,107 representing 3.1% of net assets.
(2)	Company has filed for bankruptcy protection.
(3)	Security in default of interest.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(7)	Security in default of interest and principal at maturity.
(8)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(9)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	$232,701	$146,494	$6.25	0.02%
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	11/11/2010	310	–	369,254	1191.14	0.06
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $0.01)	03/01/2011	306	–	364,490	1191.14	0.06

				$880,238		0.14%

(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	At August 31, 2016, the Fund had loaned securities with a total value of $47,253,981. This was secured by collateral of $48,280,053, which was received in cash and subsequently invested in short-term investments currently valued at $48,280,053 as reported in the Portfolio of Investments.
(15)	The rate shown is the 7-day yield as of August 31, 2016.
(16)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

EUR—Euro Dollar

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS are the current interest rates at August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	8,505,000	USD	9,594,499	09/30/2016	$96,072	$–

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at August 31, 2016(2)	Notional Amount(3)	Value at August 31, 2016(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	06/20/2021	Goldman Sachs Corp.	0.3927%	$19,030,000	$846,730	$267,875	$578,855
Markit CDX North America High Yield Index	5.00%	06/20/2021	Goldman Sachs Corp.	0.3927%	8,175,000	363,743	383,419	(19,676)

						$1,210,473	$651,294	$559,179

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes:	$—	$2,301,231	$—	$2,301,231
U.S. Corporate Bonds & Notes:
Mining	—	—	6,300	6,300
Rubber/Plastic Products	—	—	0	0
Other Industries	—	422,702,367	—	422,702,367
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	82,686,771	—	82,686,771
Loans:
Building - Residential/Commercial	—	—	0	0
Other Industries	—	6,896,884	—	6,896,884
Common Stocks	—	—	0	0
Membership Interest Certificates	—	146,494	—	146,494
Preferred Securities/Capital Securities	—	24,140,868	—	24,140,868
Warrants	—	—	733,744	733,744
Short-Term Investment Securities	48,280,053	—	—	48,280,053
Repurchase Agreements	—	40,493,000	—	40,493,000

Total Investments at Value	$48,280,053	$579,367,615	$740,044	$628,387,712

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$96,072	$—	$96,072
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	578,855	—	578,855

Total Other Financial Instruments	$—	$674,927	$—	$674,927

LIABILITIES:
Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	$—	$19,676	$—	$19,676

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

44

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	7.7%
Auto/Truck Parts & Equipment — Original	4.2
E-Commerce/Services	2.9
Food — Misc./Diversified	2.4
Containers — Paper/Plastic	2.3
Distribution/Wholesale	2.2
Oil Companies — Exploration & Production	2.1
Investment Management/Advisor Services	2.1
Computer Services	2.0
Retail — Restaurants	1.7
Banks — Commercial	1.7
Gold Mining	1.7
Retail — Discount	1.6
Casino Hotels	1.6
Chemicals — Diversified	1.6
E-Commerce/Products	1.5
Casino Services	1.5
Beverages — Non-alcoholic	1.5
Fisheries	1.5
Commercial Services	1.5
Applications Software	1.4
Cosmetics & Toiletries	1.3
Enterprise Software/Service	1.3
Medical Products	1.3
Real Estate Operations & Development	1.3
Retail — Apparel/Shoe	1.3
Retail — Drug Store	1.2
Building & Construction Products — Misc.	1.2
Photo Equipment & Supplies	1.2
Building — Residential/Commercial	1.2
Repurchase Agreements	1.1
Machinery — General Industrial	1.1
Hotels/Motels	1.1
Food — Catering	1.1
Apparel Manufacturers	1.1
Human Resources	1.0
Chemicals — Specialty	1.0
Diversified Operations/Commercial Services	1.0
Electronic Measurement Instruments	1.0
Computers — Integrated Systems	0.9
Insurance — Property/Casualty	0.9
Beverages — Wine/Spirits	0.9
Retail — Home Furnishings	0.9
Computers — Periphery Equipment	0.9
Transactional Software	0.9
Funeral Services & Related Items	0.9
Medical — Drugs	0.9
Electronic Components — Misc.	0.8
Medical Labs & Testing Services	0.8
Building & Construction — Misc.	0.7
Electric — Integrated	0.7
Wireless Equipment	0.7
Building Products — Cement	0.7
Chemicals — Fibers	0.6
Building Products — Wood	0.6
Transport — Services	0.5
Retail — Convenience Store	0.5
Exchange — Traded Funds	0.5
Diversified Financial Services	0.5
Containers — Metal/Glass	0.5
Retail — Misc./Diversified	0.5
Steel — Producers	0.5
Medical — Biomedical/Gene	0.5
Insurance Brokers	0.5
Food — Wholesale/Distribution	0.5
Entertainment Software	0.5
Oil Refining & Marketing	0.5
Aerospace/Defense	0.5
Coatings/Paint	0.4

Transport — Marine	0.4
Real Estate Management/Services	0.4
Medical — Wholesale Drug Distribution	0.4
Leisure Products	0.4
Gambling (Non-Hotel)	0.4
Finance — Other Services	0.4
Wire & Cable Products	0.4
Cellular Telecom	0.4
Semiconductor Equipment	0.4
Gas — Distribution	0.4
Telecom Services	0.4
Internet Financial Services	0.4
Transport — Truck	0.4
Soap & Cleaning Preparation	0.4
Respiratory Products	0.4
Electric — Generation	0.4
Engineering/R&D Services	0.4
Rental Auto/Equipment	0.4
Airport Development/Maintenance	0.3
Oil — Field Services	0.3
Brewery	0.3
Food — Flour & Grain	0.3
Office Automation & Equipment	0.3
Theaters	0.3
Appliances	0.3
Telephone — Integrated	0.3
Satellite Telecom	0.3
Rubber/Plastic Products	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Diversified Manufacturing Operations	0.3
Machine Tools & Related Products	0.2
Electric Products — Misc.	0.2
Food — Retail	0.2
Electric — Transmission	0.2
Insurance — Life/Health	0.2
Tobacco	0.2
Machinery — Material Handling	0.2
Veterinary Products	0.2
Building — Maintenance & Services	0.2
Electronic Connectors	0.2
Explosives	0.2
Schools	0.2
Retail — Automobile	0.2
Telecommunication Equipment	0.2
Advertising Services	0.2
Electronic Components — Semiconductors	0.2
Precious Metals	0.2
Silver Mining	0.2
Airlines	0.2
Finance — Auto Loans	0.2
Female Health Care Products	0.2
Dental Supplies & Equipment	0.2
Food — Meat Products	0.2
Private Equity	0.2
Metal — Iron	0.2
Finance — Investment Banker/Broker	0.2
Computer Software	0.2
Real Estate Investment Trusts	0.2
Metal Processors & Fabrication	0.2
Internet Content — Information/News	0.2
Hazardous Waste Disposal	0.1
Finance — Credit Card	0.1
Diversified Minerals	0.1
Computers	0.1
Medical Instruments	0.1
Footwear & Related Apparel	0.1
Agricultural Operations	0.1
Television	0.1
Office Supplies & Forms	0.1

45

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Power Converter/Supply Equipment	0.1
Petrochemicals	0.1
Retail — Sporting Goods	0.1
Consumer Products — Misc.	0.1
Retail — Building Products	0.1
Consulting Services	0.1
Aerospace/Defense — Equipment	0.1
Finance — Consumer Loans	0.1
Insurance — Multi — line	0.1
Industrial Gases	0.1
Auto — Cars/Light Trucks	0.1
Machinery — Pumps	0.1
Semiconductor Components — Integrated Circuits	0.1
Building — Heavy Construction	0.1
Paper & Related Products	0.1
Electronic Parts Distribution	0.1
Food — Confectionery	0.1
Bicycle Manufacturing	0.1
Instruments — Controls	0.1

106.8%

Country Allocation*

Japan	20.1%
United Kingdom	15.9
United States	10.4
Canada	6.3
Australia	5.9
Germany	5.6
Switzerland	5.2
France	4.6
Italy	3.4
Bermuda	3.0
Cayman Islands	2.6
Taiwan	2.3
South Korea	1.8
Denmark	1.8
Ireland	1.6
Austria	1.2
Norway	1.2
Spain	1.2
Mexico	1.1
Finland	1.1
Singapore	1.0
Netherlands	1.0
Brazil	1.0
Sweden	0.9
Curacao	0.9
Indonesia	0.8
Luxembourg	0.6
Belgium	0.6
Faroe Islands	0.6
Thailand	0.6
Isle of Man	0.4
New Zealand	0.4
Hong Kong	0.3
South Africa	0.3
Jersey	0.3
Malaysia	0.2
Panama	0.2
Israel	0.1
Philippines	0.1
Turkey	0.1
Colombia	0.1

106.8%

*	Calculated as a percentage of net assets

46

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Australia — 5.9%
Ansell, Ltd.	96,786	$1,633,730
Aristocrat Leisure, Ltd.	783,616	8,892,795
AUB Group, Ltd.	217,055	1,725,892
Bellamy’s Australia, Ltd.	278,160	2,759,476
BlueScope Steel, Ltd.	459,715	3,002,386
Computershare, Ltd.	140,422	1,042,678
DuluxGroup, Ltd.	171,983	828,517
Iluka Resources, Ltd.	167,344	827,550
Orica, Ltd.	115,130	1,277,123
Reliance Worldwide Corp., Ltd.†	159,919	373,782
Star Entertainment Group, Ltd.	2,187,762	9,700,857
Super Retail Group, Ltd.#	92,903	768,034
Vocus Communications, Ltd.#	372,951	2,155,441

		34,988,261

Austria — 1.2%
BUWOG AG	103,966	2,703,235
Lenzing AG	31,590	3,742,177
Mayr-Melnhof Karton AG	8,324	937,322

		7,382,734

Belgium — 0.6%
Elia System Operator SA/NV	28,328	1,430,463
Orange Belgium SA†	100,887	2,349,719

		3,780,182

Bermuda — 3.0%
Cafe de Coral Holdings, Ltd.	400,000	1,399,927
China Resources Gas Group, Ltd.	686,000	2,299,180
Credicorp, Ltd.	7,578	1,187,321
Dairy Farm International Holdings, Ltd.#	202,500	1,451,925
Esprit Holdings, Ltd.†	399,650	353,410
First Pacific Co., Ltd.	1,154,250	864,473
Global Brands Group Holding, Ltd.†	4,858,000	450,885
Hiscox, Ltd.	223,990	3,070,741
Man Wah Holdings, Ltd.	6,166,206	4,188,939
Midland Holdings, Ltd.†	2,786,000	858,330
Pacific Basin Shipping, Ltd.†	1,143,049	126,718
Peace Mark Holdings, Ltd.†(4)(5)	686,000	0
VTech Holdings, Ltd.	107,949	1,205,069
XL Group, Ltd.	13,857	474,325

		17,931,243

Brazil — 1.0%
BR Insurance Corretora de Seguros SA†	4,510	26,466
BRF SA	38,000	633,686
CETIP SA - Mercados Organizados	39,800	538,604
Estacio Participacoes SA	59,822	307,150
GAEC Educacao SA	84,157	367,203
Kroton Educacional SA	124,888	533,710
Linx SA	83,200	445,733
Localiza Rent a Car SA	34,278	427,891
Odontoprev SA	158,514	625,868
Qualicorp SA	77,437	543,872
Suzano Papel e Celulose SA, Class A (preference shares)	119,800	378,410
TOTVS SA	37,995	352,982
Ultrapar Participacoes SA	26,200	603,885

		5,785,460

Canada — 6.3%
Agnico Eagle Mines, Ltd.#	33,700	1,708,128
Alimentation Couche - Tard, Inc., Class B#	28,383	1,463,735
Birchcliff Energy, Ltd.†	473,225	3,276,562
Descartes Systems Group, Inc.†	182,697	3,895,233
Detour Gold Corp.†	199,121	4,494,419

Security Description	Shares	Value (Note 2)

Canada (continued)
Dollarama, Inc.	65,149	$4,813,892
Norbord, Inc.	140,900	3,384,436
Pan American Silver Corp.	64,943	1,132,566
Parex Resources, Inc.†	316,700	3,748,043
Raging River Exploration, Inc.†	532,221	4,314,099
Silver Standard Resources, Inc.†#	99,630	1,169,213
Stantec, Inc.	17,666	421,241
TORC Oil & Gas, Ltd.#	63,982	376,652
Torex Gold Resources, Inc.†	158,400	3,628,440

		37,826,659

Cayman Islands — 2.6%
51job, Inc. ADR†#	36,667	1,222,111
Ajisen China Holdings, Ltd.	799,000	316,199
ASM Pacific Technology, Ltd.	159,300	1,240,304
Hengan International Group Co., Ltd.	130,500	1,104,386
Shenguan Holdings Group, Ltd.	854,000	61,648
Stella International Holdings, Ltd.#	458,500	731,704
Sunny Optical Technology Group Co., Ltd.	1,344,000	7,181,236
Tingyi Cayman Islands Holding Corp.#	778,000	720,078
Tongda Group Holdings, Ltd.#	11,502,467	2,387,219
Want Want China Holdings, Ltd.#	539,000	355,047

		15,319,932

Colombia — 0.1%
Bancolombia SA ADR	9,814	385,396

Denmark — 1.8%
Carlsberg A/S, Class B	9,602	900,201
Chr. Hansen Holding A/S	5,908	358,275
Dfds A/S	49,454	2,607,641
DSV A/S	37,494	1,859,555
Jyske Bank A/S	38,879	1,866,476
Sydbank A/S	48,789	1,545,886
TDC A/S	173,921	961,376
William Demant Holding A/S†	19,692	411,437

		10,510,847

Faroe Islands — 0.6%
Bakkafrost P/F	99,731	3,584,583

Finland — 1.1%
Huhtamaki Oyj	145,527	6,330,797
Tikkurila Oyj	9,523	203,313

		6,534,110

France — 4.6%
Capgemini SA	4,221	411,224
Christian Dior SE	12,496	2,160,493
Edenred	13,235	288,173
Elior Participations SCA*	257,324	5,901,380
Eutelsat Communications SA	34,874	677,836
Havas SA	143,460	1,199,049
Legrand SA	15,526	930,176
Neopost SA#	10,952	289,285
Remy Cointreau SA	52,386	4,571,290
SEB SA	2,561	340,800
Societe BIC SA	3,230	471,440
Sodexo SA	24,266	2,810,961
Technip SA	14,223	840,372
Teleperformance	51,013	5,287,946
Virbac SA†#	6,421	1,322,162

		27,502,587

Germany — 5.4%
Amadeus Fire AG	11,985	875,648
AURELIUS Equity Opportunities SE & Co. KGaA#	17,588	993,483

47

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Beiersdorf AG	15,950	$1,483,983
Brenntag AG	33,011	1,796,552
CTS Eventim AG & Co. KGaA	17,671	613,213
Deutsche Wohnen AG (BR)	48,314	1,816,156
ElringKlinger AG#	17,648	303,845
FUCHS PETROLUB SE (preference shares)	39,431	1,793,640
GEA Group AG	47,372	2,542,450
Gerresheimer AG	36,771	3,053,658
Henkel AG & Co. KGaA (preference shares)	17,258	2,264,814
Infineon Technologies AG	69,749	1,174,414
LEG Immobilien AG	15,627	1,525,399
MTU Aero Engines AG	10,168	1,033,927
Nemetschek SE	54,274	3,230,411
Pfeiffer Vacuum Technology AG	4,560	430,365
Sixt SE	16,940	960,848
SLM Solutions Group AG†	53,706	1,630,052
Symrise AG	57,745	4,251,814
TAG Immobilien AG	15,494	222,862

		31,997,534

Hong Kong — 0.3%
China Resources Beer Holdings Co., Ltd.	140,000	323,040
Techtronic Industries Co., Ltd.	447,000	1,812,190

		2,135,230

Indonesia — 0.8%
Astra Agro Lestari Tbk PT†	563,000	696,057
PT Semen Indonesia Persero Tbk	279,500	208,598
Waskita Karya Persero Tbk PT	16,863,900	3,546,949
XL Axiata Tbk PT†	627,000	134,239

		4,585,843

Ireland — 1.6%
Dalata Hotel Group PLC†	592,317	2,874,045
DCC PLC	29,386	2,674,163
Kerry Group PLC, Class A	14,984	1,273,265
Paddy Power Betfair PLC	21,301	2,562,180

		9,383,653

Isle of Man — 0.4%
Paysafe Group PLC†	397,924	2,281,904

Israel — 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	396,186	795,204

Italy — 3.4%
A2A SpA	1,185,350	1,572,095
Amplifon SpA#	247,472	2,601,702
Brembo SpA	88,008	5,139,123
Buzzi Unicem SpA#	155,389	3,303,645
Cerved Information Solutions SpA	259,080	2,080,734
Davide Campari - Milano SpA	81,027	881,672
Infrastrutture Wireless Italiane SpA*	90,529	442,295
Iren SpA	1,513,597	2,490,305
Moncler SpA	80,257	1,331,202
Unione di Banche Italiane SpA#	104,706	281,708

		20,124,481

Japan — 20.1%
ABC-Mart, Inc.#	72,800	4,573,527
AEON Financial Service Co., Ltd.#	47,400	872,730
Ain Holdings, Inc.	50,100	2,842,381
Air Water, Inc.	24,000	443,512
Asante, Inc.	11,000	162,664
Brother Industries, Ltd.	49,100	823,830
Chiba Bank, Ltd.#	165,000	977,577
Coca-Cola East Japan Co., Ltd.	13,200	232,194

Security Description	Shares	Value (Note 2)

Japan (continued)
Coca-Cola West Co., Ltd.	21,500	$487,290
Cosmos Pharmaceutical Corp.	4,500	816,798
Daifuku Co., Ltd.	77,600	1,344,772
Daiseki Co., Ltd.	51,400	893,719
Daiwa Securities Group, Inc.#	155,000	905,446
Doshisha Co., Ltd.	9,100	173,090
FamilyMart UNY Holdings Co., Ltd.#	4,900	350,930
FP Corp.†	9,146	694,513
Fuji Seal International, Inc.	58,000	2,203,064
Fujikura, Ltd.#	424,000	2,380,940
Glory, Ltd.	3,300	105,731
Gurunavi, Inc.#	286,700	7,093,723
Harmonic Drive Systems, Inc.	102,600	2,877,738
Heian Ceremony Service Co., Ltd.	10,212	66,820
Hirose Electric Co., Ltd.	5,400	693,104
Hogy Medical Co., Ltd.	2,600	176,659
Ichigo, Inc.	1,852,600	7,538,246
Iriso Electronics Co., Ltd.#	9,950	587,585
Japan Exchange Group, Inc.	9,400	146,817
Japan Pure Chemical Co., Ltd.	2,700	60,542
Jeol, Ltd.#	65,000	238,728
JGC Corp.#	28,060	445,044
Kakaku.com, Inc.#	18,800	314,348
Kansai Paint Co., Ltd.	67,000	1,475,794
Kintetsu World Express, Inc.#	18,000	218,857
Kobayashi Pharmaceutical Co., Ltd.	48,900	2,270,956
Koito Manufacturing Co., Ltd.	46,400	2,208,670
Lawson, Inc.#	19,700	1,382,323
Matsumotokiyoshi Holdings Co., Ltd.	61,800	2,720,717
Meitec Corp.	10,400	333,717
Milbon Co., Ltd.	15,700	679,805
Miraca Holdings, Inc.#	38,700	1,834,664
Mitsubishi Pencil Co., Ltd.	3,400	165,950
MonotaRO Co., Ltd.#	11,800	297,780
Nakanishi, Inc.	30,200	1,091,654
NGK Spark Plug Co., Ltd.#	54,400	1,017,388
Nihon Kohden Corp.	33,800	769,659
Nippon Television Holdings, Inc.	39,600	639,555
Nitori Holdings Co., Ltd.	11,400	1,155,811
Nomura Research Institute, Ltd.	53,000	1,792,877
OBIC Business Consultants Co., Ltd.#	22,700	1,035,558
OBIC Co., Ltd.	109,500	5,609,143
Omron Corp.#	6,700	227,294
Proto Corp.	36,900	419,768
Rakuten, Inc.#	7,700	97,045
S Foods, Inc.#	13,300	323,936
Santen Pharmaceutical Co., Ltd.	122,400	1,540,277
Seria Co., Ltd.#	65,667	4,341,200
Shimamura Co., Ltd.	3,400	393,350
Shimano, Inc.#	2,300	334,335
Shimizu Corp.#	494,000	4,406,920
Shizuoka Bank, Ltd.#	67,000	551,723
SK Kaken Co., Ltd.	4,000	398,976
Sony Financial Holdings, Inc.#	56,900	781,471
Square Enix Holdings Co., Ltd.	93,000	2,723,530
Stanley Electric Co., Ltd.	59,800	1,527,583
Start Today Co., Ltd.	194,200	9,018,808
Sugi Holdings Co., Ltd.	53,100	2,602,010
Sundrug Co., Ltd.#	18,200	1,319,287
Taiko Pharmaceutical Co., Ltd.#	10,800	165,760
TechnoPro Holdings, Inc.	106,300	3,457,203
Temp Holdings Co., Ltd.#	309,400	4,937,123
Terumo Corp.	23,800	925,869
Toshiba Plant Systems & Services Corp.#	19,000	298,594
Trusco Nakayama Corp.	63,900	2,933,601

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tsumura & Co.	12,000	$315,933
Unicharm Corp.#	75,900	1,843,490
USS Co., Ltd.#	75,400	1,205,351
Welcia Holdings Co., Ltd.	1,400	82,134
Yamato Holdings Co., Ltd.#	96,100	2,267,706
Yonex Co., Ltd.#	40,200	1,950,457
Zojirushi Corp.#	10,200	159,608

		119,775,282

Jersey — 0.3%
boohoo.com plc†	1,694,758	1,830,449

Luxembourg — 0.6%
B&M European Value Retail SA	280,185	1,013,265
Globant SA†#	16,322	637,374
Grand City Properties SA	75,697	1,662,972
Samsonite International SA	175,200	554,448

		3,868,059

Malaysia — 0.2%
Public Bank Bhd	291,700	1,424,155

Mexico — 1.1%
Alsea SAB de CV	112,952	405,462
Bolsa Mexicana de Valores SAB de CV#	177,312	321,594
Concentradora Fibra Hotelera Mexicana SA de CV	545,143	411,032
Elementia SAB de CV†*	312,100	382,187
Fibra Uno Administracion SA de CV	232,349	449,708
Genomma Lab Internacional SAB de CV, Class B†#	597,693	672,803
Grupo Aeroportuario del Centro Norte SAB de CV	516,400	3,178,856
Grupo Financiero Inbursa SAB de CV, Class O#	264,294	460,946
Promotora y Operadora de Infraestructura SAB de CV	33,434	400,906

		6,683,494

Netherlands — 1.0%
Aalberts Industries NV	15,795	529,437
ASM International NV	28,051	1,067,910
Corbion NV VRS	132,619	3,616,886
IMCD Group NV	14,240	587,550

		5,801,783

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	312,604	2,193,402

Norway — 1.2%
Aker Solutions ASA†	191,412	846,253
Marine Harvest ASA	87,145	1,347,007
Salmar ASA	140,702	3,895,467
Storebrand ASA†	112,384	475,148
XXL ASA*	49,387	595,649

		7,159,524

Panama — 0.2%
Copa Holdings SA, Class A#	14,769	1,128,795

Philippines — 0.1%
Jollibee Foods Corp.	108,950	572,867

Singapore — 1.0%
Ascendas India Trust	2,063,400	1,635,636
City Developments, Ltd.	196,300	1,223,228
Singapore Technologies Engineering, Ltd.	358,100	848,958
Super Group, Ltd.	2,178,600	1,239,249
Venture Corp., Ltd.	132,963	897,838

		5,844,909

South Africa — 0.3%
Clicks Group, Ltd.	149,084	1,228,001

Security Description	Shares	Value (Note 2)

South Africa (continued)
Woolworths Holdings, Ltd.	116,240	$637,573

		1,865,574

South Korea — 1.8%
Coway Co., Ltd.	18,192	1,360,729
DuzonBizon Co, Ltd.	47,265	864,759
LG Household & Health Care, Ltd.	112	95,526
Mando Corp.	28,543	6,694,165
Samsung Fire & Marine Insurance Co., Ltd.	5,684	1,376,395
TK Corp.	53,523	393,622

		10,785,196

Spain — 1.2%
Amadeus IT Group SA	112,840	5,185,107
Cellnex Telecom SAU*	58,516	1,021,502
Viscofan SA#	17,100	934,445

		7,141,054

Sweden — 0.9%
AAK AB	48,856	3,555,488
Saab AB, Series B	13,010	443,158
Swedish Match AB	37,945	1,352,796

		5,351,442

Switzerland — 5.2%
Autoneum Holding AG	14,822	4,185,665
Coca-Cola HBC AG	20,890	459,207
DKSH Holding AG	3,323	230,250
Forbo Holding AG	2,334	3,205,972
Geberit AG	3,224	1,406,228
Julius Baer Group, Ltd.	9,675	405,572
Logitech International SA	71,808	1,503,985
Lonza Group AG	2,372	449,536
Oriflame Holding AG†	96,337	2,964,163
Sika AG (BR)	516	2,458,417
Sonova Holding AG	10,321	1,428,182
Temenos Group AG	92,501	5,374,848
U-Blox AG	15,085	3,300,587
Ypsomed Holding AG	20,092	3,717,904

		31,090,516

Taiwan — 2.3%
Advantech Co., Ltd.	96,235	787,034
Chroma ATE, Inc.	654,000	1,690,109
Cub Elecparts, Inc.	134,136	1,602,166
E.Sun Financial Holding Co., Ltd.	3,193,021	1,796,235
Ennoconn Corp.	224,000	3,727,392
Hota Industrial Manufacturing Co., Ltd.	440,000	2,281,086
Siliconware Precision Industries Co., Ltd.	288,000	429,769
Voltronic Power Technology Corp.	40,950	633,663
Yuanta Financial Holding Co., Ltd.	2,470,807	876,021

		13,823,475

Thailand — 0.6%
AEON Thana Sinsap Thailand PCL	161,200	459,866
AEON Thana Sinsap Thailand PCL NVDR	15,600	44,503
Glow Energy PCL	240,300	555,358
Precious Shipping PCL†#	856,750	152,216
PTT Global Chemical PCL	855,600	1,507,752
Thai Beverage PCL	1,052,900	768,935

		3,488,630

Turkey — 0.1%
Ford Otomotiv Sanayi AS	18,947	205,522
Tofas Turk Otomobil Fabrikasi AS	32,205	236,954

		442,476

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 15.9%
Abcam PLC	35,903	$342,044
Admiral Group PLC	23,153	623,269
Ashtead Group PLC	34,030	565,284
Babcock International Group PLC	82,449	1,132,482
Bellway PLC	115,370	3,529,904
Booker Group PLC	1,248,429	2,886,937
Britvic PLC	47,512	400,858
Bunzl PLC	326,767	10,118,034
Burberry Group PLC	33,057	566,050
Cineworld Group PLC	252,995	1,896,977
Cobham PLC	255,406	542,319
Compass Group PLC	189,426	3,586,898
Croda International PLC	88,489	3,846,196
Dignity PLC	145,930	5,152,874
Domino’s Pizza Group PLC	1,558,639	7,343,652
Electrocomponents PLC	94,465	378,094
Elementis PLC	237,517	679,932
Exova Group PLC	216,837	560,937
Fevertree Drinks PLC#	566,151	7,308,023
GKN PLC	156,392	638,688
Halma PLC	288,743	4,019,124
Hargreaves Lansdown PLC	40,993	711,632
IG Group Holdings PLC	123,092	1,537,179
IMI PLC	38,010	527,578
Intertek Group PLC	48,888	2,241,126
Jardine Lloyd Thompson Group PLC	90,235	1,164,184
John Wood Group PLC	50,822	464,822
Just Eat PLC†#	649,973	4,617,498
Meggitt PLC	154,016	947,118
Micro Focus International PLC	97,201	2,550,236
Mitie Group PLC#	20,763	73,724
Moneysupermarket.com Group PLC	68,508	259,448
Next PLC	24,476	1,775,771
Poundland Group PLC	86,382	254,372
PZ Cussons PLC	26,412	116,188
Rathbone Brothers PLC	57,089	1,380,131
Rightmove PLC	52,987	2,852,078
Rotork PLC	124,726	329,042
RPC Group PLC	284,923	3,251,333
Schroders PLC	75,472	2,759,111
SIG PLC	93,638	153,824
Smith & Nephew PLC	93,089	1,502,327
Smiths Group PLC	21,886	385,398
Spectris PLC	49,477	1,257,833
Spirax-Sarco Engineering PLC	18,174	1,034,317
Stagecoach Group PLC	426,840	1,275,709
Tate & Lyle PLC	31,878	307,047
Travis Perkins PLC	25,234	551,715
Victrex PLC#	31,199	623,547
Whitbread PLC	42,201	2,311,964
Zoopla Property Group PLC*	353,907	1,387,227

		94,722,055

United States — 1.1%
China Biologic Products, Inc.†	23,961	2,636,668
Cognizant Technology Solutions Corp., Class A†	24,602	1,413,139
EPAM Systems, Inc.†	18,878	1,287,668
Gran Tierra Energy, Inc.†	365,604	1,025,944
PriceSmart, Inc.	4,516	377,222

		6,740,641

Total Common Stocks
(cost $482,150,104)		574,569,621

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI EAFE Small-Cap ETF
(cost $3,145,236)	62,459	$3,176,040

EQUITY CERTIFICATES — 1.1%
Deutsche Bank AG - MOIL, Ltd.†	255,892	960,216
Merrill Lynch - CESC, Ltd.†	154,339	1,536,246
Merrill Lynch - Shriram Transport Finance Co., Ltd.†	60,629	1,119,921
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	308,947	1,340,600
Merrill Lynch Int’l & Co. - Federal Bank Ltd.†	1,183,318	1,214,768

Total Equity Certificates
(cost $4,805,707)		6,171,751

WARRANTS — 0.0%
Precious Shipping PCL† Expires 06/15/2018 (strike price THB 17.50)†
(cost $0)	27,795	1,454

Total Long-Term Investment Securities
(cost $490,101,047)		583,918,866

SHORT-TERM INVESTMENT SECURITIES — 7.7%
Registered Investment Companies —7.7%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(3)
(cost $45,814,865)	45,814,865	45,814,865

REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $6,614,002 collateralized by $6,150,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $6,748,370 (cost $6,614,000)	$6,614,000	6,614,000

TOTAL INVESTMENTS
(cost $542,529,912)(2)	106.8%	636,347,731
Liabilities in excess of other assets	(6.8)	(40,292,584)

NET ASSETS	100.0%	$596,055,147

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $9,730,240 representing 0.90% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $43,275,581. This was secured by collateral of $45,814,865, which was received in cash and subsequently invested in short-term investments currently valued at $45,814,865 as reported in the Portfolio of Investments. Additional collateral of $764,153 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 8.88%	11/15/2016 to 11/15/2045	$764,153

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of August 31, 2016.
(4)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

ADR—American Depositary Receipt

BR—Bearer Shares

ETF—Exchange Traded Fund

NVDR—Non-Voting Depositary Receipt

THB—Thai Baht

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$17,931,243	$—	$0	$17,931,243
Other Countries	556,638,378	—	—	556,638,378
Exchange Traded-Funds	3,176,040	—	—	3,176,040
Equity Certificates	—	6,171,751	—	6,171,751
Warrants	1,454	—	—	1,454
Short-Term Investment Securities	45,814,865	—	—	45,814,865
Repurchase Agreements	—	6,614,000	—	6,614,000

Total Investments at Value	$623,561,980	$12,785,751	$0	$636,347,731

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $351,829,497 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and the end of the reporting period Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

51

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.6%
Oil Companies — Exploration & Production	7.7
Medical — Drugs	7.0
Banks — Super Regional	3.8
Insurance — Multi-line	3.8
Food — Misc./Diversified	3.3
Insurance — Reinsurance	2.8
Aerospace/Defense	2.7
Telephone — Integrated	2.6
Multimedia	2.5
Networking Products	2.5
Finance — Investment Banker/Broker	2.4
Electronic Components — Semiconductors	2.2
Real Estate Investment Trusts	2.2
Registered Investment Companies	2.0
Oil — Field Services	2.0
Building Products — Cement	2.0
Enterprise Software/Service	1.8
Beverages — Non-alcoholic	1.8
Oil Refining & Marketing	1.5
Aerospace/Defense — Equipment	1.5
Insurance — Life/Health	1.4
Brewery	1.4
Commercial Paper	1.4
Advertising Agencies	1.3
Instruments — Controls	1.3
Semiconductor Equipment	1.3
Airlines	1.2
Cosmetics & Toiletries	1.2
Web Portals/ISP	1.2
Finance — Consumer Loans	1.1
Medical — HMO	1.1
Oil Companies — Integrated	0.9
Diagnostic Equipment	0.9
Medical Instruments	0.9
Medical Labs & Testing Services	0.8
Chemicals — Diversified	0.8
Applications Software	0.8
Electric — Distribution	0.8
Agricultural Operations	0.7
Retail — Office Supplies	0.7
Pipelines	0.7
Containers — Paper/Plastic	0.7
Agricultural Chemicals	0.7
Insurance — Property/Casualty	0.7
Medical — Wholesale Drug Distribution	0.7
Investment Management/Advisor Services	0.6
Banks — Commercial	0.6
Computer Services	0.6
Electronic Components — Misc.	0.6
Cruise Lines	0.5
E-Commerce/Products	0.5
Exchange-Traded Funds	0.5
Retail — Drug Store	0.5
Containers — Metal/Glass	0.5
Finance — Commercial	0.5
Cellular Telecom	0.4
Medical Products	0.4
Finance — Mortgage Loan/Banker	0.4
Retail — Discount	0.4
Transport — Rail	0.3
Finance — Credit Card	0.3
Time Deposits	0.3
Insurance Brokers	0.3
Electric Products — Misc.	0.3
Diversified Manufacturing Operations	0.3

Non-Hazardous Waste Disposal	0.3
Vitamins & Nutrition Products	0.2
Semiconductor Components — Integrated Circuits	0.2

101.9%

*	Calculated as a percentage of net assets

52

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Advertising Agencies — 1.3%
Omnicom Group, Inc.	34,818	$2,998,874

Aerospace/Defense — 2.7%
Northrop Grumman Corp.	7,416	1,572,711
Raytheon Co.	33,976	4,761,057

		6,333,768

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	32,217	3,428,855

Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	47,459	1,233,934
Potash Corp. of Saskatchewan, Inc.	22,521	407,630

		1,641,564

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	38,739	1,695,219

Airlines — 1.2%
Delta Air Lines, Inc.	54,332	1,996,701
United Continental Holdings, Inc.†	16,451	829,295

		2,825,996

Applications Software — 0.8%
Check Point Software Technologies, Ltd.†	15,003	1,151,330
Microsoft Corp.	11,434	656,998

		1,808,328

Banks - Commercial — 0.6%
BB&T Corp.	34,946	1,345,421

Banks - Super Regional — 3.8%
Comerica, Inc.	26,783	1,266,568
Fifth Third Bancorp	59,458	1,198,673
PNC Financial Services Group, Inc.	13,691	1,233,559
SunTrust Banks, Inc.	39,231	1,728,910
US Bancorp	36,149	1,595,978
Wells Fargo & Co.	35,128	1,784,503

		8,808,191

Beverages - Non-alcoholic — 1.8%
Coca-Cola Co.	68,552	2,977,213
PepsiCo, Inc.	10,416	1,111,908

		4,089,121

Brewery — 1.4%
Molson Coors Brewing Co., Class B	31,677	3,241,191

Building Products - Cement — 2.0%
Martin Marietta Materials, Inc.	7,867	1,439,897
Vulcan Materials Co.	27,336	3,112,750

		4,552,647

Cellular Telecom — 0.4%
Vodafone Group PLC ADR#	33,039	1,012,645

Chemicals - Diversified — 0.8%
Dow Chemical Co.	15,364	824,125
Westlake Chemical Corp.	20,521	1,063,398

		1,887,523

Computer Services — 0.6%
Teradata Corp.†	41,600	1,319,968

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	19,729	1,069,904

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	20,985	1,650,051

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	22,453	$1,960,371
Unilever PLC ADR#	17,162	797,347

		2,757,718

Cruise Lines — 0.5%
Carnival Corp.	26,262	1,255,324

Diagnostic Equipment — 0.9%
Abbott Laboratories	48,928	2,055,955

Diversified Banking Institutions — 9.6%
Bank of America Corp.	262,582	4,238,074
Citigroup, Inc.	93,295	4,453,903
Goldman Sachs Group, Inc.	19,716	3,341,073
JPMorgan Chase & Co.	103,331	6,974,843
Morgan Stanley	99,072	3,176,248

		22,184,141

Diversified Manufacturing Operations — 0.3%
General Electric Co.	21,632	675,784

E-Commerce/Products — 0.5%
eBay, Inc.†	38,632	1,242,405

Electric Products - Misc. — 0.3%
Emerson Electric Co.	12,925	680,889

Electric - Distribution — 0.8%
PPL Corp.	50,769	1,765,746

Electronic Components - Misc. — 0.6%
Corning, Inc.	57,452	1,303,586

Electronic Components - Semiconductors — 2.2%
Microchip Technology, Inc.#	51,510	3,188,984
Texas Instruments, Inc.	27,928	1,942,113

		5,131,097

Enterprise Software/Service — 1.8%
Oracle Corp.	102,708	4,233,624

Finance - Commercial — 0.5%
CIT Group, Inc.	28,280	1,042,966

Finance - Consumer Loans — 1.1%
Synchrony Financial	94,492	2,629,712

Finance - Credit Card — 0.3%
American Express Co.	11,614	761,646

Finance - Investment Banker/Broker — 2.4%
Charles Schwab Corp.	66,065	2,078,405
E*TRADE Financial Corp.†	78,793	2,078,559
Raymond James Financial, Inc.	22,378	1,301,728

		5,458,692

Finance - Mortgage Loan/Banker — 0.4%
FNF Group	26,460	997,277

Food - Misc./Diversified — 3.3%
ConAgra Foods, Inc.	92,071	4,291,429
General Mills, Inc.	7,178	508,346
Kellogg Co.	24,726	2,032,724
Mondelez International, Inc., Class A	17,627	793,568

		7,626,067

Instruments - Controls — 1.3%
Honeywell International, Inc.	25,197	2,940,742

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	10,225	691,517

53

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.4%
Prudential Financial, Inc.	41,422	$3,288,078

Insurance - Multi-line — 3.8%
Allstate Corp.	22,895	1,578,839
Chubb, Ltd.	22,728	2,884,865
Hartford Financial Services Group, Inc.	41,038	1,685,431
Voya Financial, Inc.	86,366	2,525,342

		8,674,477

Insurance - Property/Casualty — 0.7%
XL Group, Ltd.	44,810	1,533,846

Insurance - Reinsurance — 2.8%
Berkshire Hathaway, Inc., Class B†	43,407	6,532,319

Investment Management/Advisor Services — 0.6%
Invesco, Ltd.	47,196	1,472,043

Medical Instruments — 0.9%
Boston Scientific Corp.†	85,229	2,030,155

Medical Labs & Testing Services — 0.8%
Laboratory Corp. of America Holdings†	14,323	1,961,248

Medical Products — 0.4%
Zimmer Biomet Holdings, Inc.	7,711	999,423

Medical - Drugs — 7.0%
Bristol-Myers Squibb Co.	13,297	763,115
Eli Lilly & Co.	24,508	1,905,497
Johnson & Johnson	15,549	1,855,618
Merck & Co., Inc.	79,112	4,967,442
Novartis AG ADR	18,541	1,460,475
Pfizer, Inc.	150,798	5,247,770

		16,199,917

Medical - HMO — 1.1%
Humana, Inc.	4,577	817,955
UnitedHealth Group, Inc.	11,977	1,629,471

		2,447,426

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	17,408	1,513,974

Multimedia — 2.5%
Time Warner, Inc.	51,679	4,052,151
Viacom, Inc., Class B	17,848	719,988
Walt Disney Co.	10,328	975,583

		5,747,722

Networking Products — 2.5%
Cisco Systems, Inc.	181,536	5,707,492

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	12,044	608,463

Oil Companies - Exploration & Production — 7.7%
EOG Resources, Inc.	44,590	3,945,769
Hess Corp.	45,442	2,467,501
Noble Energy, Inc.	14,524	500,788
Occidental Petroleum Corp.	109,932	8,448,274
Pioneer Natural Resources Co.	13,648	2,443,674

		17,806,006

Oil Companies - Integrated — 0.9%
Exxon Mobil Corp.	24,280	2,115,759

Oil Refining & Marketing — 1.5%
HollyFrontier Corp.	30,990	802,021
Phillips 66	33,982	2,665,888

		3,467,909

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil - Field Services — 2.0%
Baker Hughes, Inc.	15,930	$782,641
Halliburton Co.	68,463	2,944,594
Schlumberger, Ltd.	10,622	839,138

		4,566,373

Pipelines — 0.7%
Kinder Morgan, Inc.	75,696	1,653,958

Real Estate Investment Trusts — 2.2%
AvalonBay Communities, Inc.	3,295	576,658
Communications Sales & Leasing, Inc.	67,993	2,121,381
Equity Residential	15,078	978,110
Host Hotels & Resorts, Inc.	26,974	480,677
Weyerhaeuser Co.	27,105	863,294

		5,020,120

Retail - Discount — 0.4%
Target Corp.	12,093	848,808

Retail - Drug Store — 0.5%
CVS Health Corp.	11,941	1,115,289

Retail - Office Supplies — 0.7%
Staples, Inc.	194,900	1,668,344

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	6,451	403,575

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	96,683	2,885,021

Telephone - Integrated — 2.6%
AT&T, Inc.	111,240	4,547,491
Verizon Communications, Inc.	29,391	1,538,031

		6,085,522

Transport - Rail — 0.3%
CSX Corp.	27,580	779,962

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	5,766	490,514

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	3,428	2,707,606

Total Common Stocks
(cost $205,780,478)		225,475,503

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF#
(cost $1,207,991)	11,377	1,210,399

Total Long-Term Investment Securities
(cost $206,988,469)		226,685,902

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Commercial Paper — 1.4%
BNP Paribas SA NY 0.29% due 09/01/2016	$3,200,000	3,200,000

Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(3)	4,663,513	4,663,513

54

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$748,000	$748,000

Total Short-Term Investment Securities
(cost $8,611,513)		8,611,513

TOTAL INVESTMENTS
(cost $215,599,982)(2)	101.9%	235,297,415
Liabilities in excess of other assets	(1.9)	(4,453,231)

NET ASSETS	100.0%	$230,844,184

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $4,580,847. This was secured by collateral of $4,663,513, which was received in cash and subsequently invested in short-term investments currently valued at $4,663,513 as reported in the Portfolio of Investments.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$225,475,503	$—	$—	$225,475,503
Exchange-Traded Funds	1,210,399	—	—	1,210,399
Short-Term Investment Securities:
Registered Investment Companies	4,663,513	—	—	4,663,513
Other Short-Term Investment Securities	—	3,948,000	—	3,948,000

Total Investments at Value	$231,349,415	$3,948,000	$—	$235,297,415

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

55

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Commercial Services — Finance	7.5%
Medical Instruments	5.3
Commercial Services	3.8
Data Processing/Management	3.5
Finance — Other Services	3.4
Applications Software	3.4
Retail — Apparel/Shoe	3.4
Retail — Auto Parts	2.8
Enterprise Software/Service	2.6
Entertainment Software	2.5
Auto/Truck Parts & Equipment — Original	2.5
Resorts/Theme Parks	2.5
Aerospace/Defense — Equipment	2.4
Auction Houses/Art Dealers	2.3
Medical — Biomedical/Gene	2.3
Telephone — Integrated	2.2
Electronic Security Devices	2.0
Non-Hazardous Waste Disposal	2.0
Beverages — Wine/Spirits	2.0
Distribution/Wholesale	1.8
Retail — Discount	1.8
Building Products — Cement	1.7
Lighting Products & Systems	1.7
Consulting Services	1.6
Cable/Satellite TV	1.6
Beverages — Non-alcoholic	1.6
Real Estate Management/Services	1.6
Veterinary Diagnostics	1.6
Food — Canned	1.5
Drug Delivery Systems	1.5
Computer Services	1.5
Transport — Rail	1.5
Coatings/Paint	1.4
Registered Investment Companies	1.4
Building Products — Doors & Windows	1.3
Web Portals/ISP	1.3
Theaters	1.3
Diversified Manufacturing Operations	1.2
Electronic Components — Semiconductors	1.2
Repurchase Agreements	1.2
Dental Supplies & Equipment	1.2
Semiconductor Components — Integrated Circuits	1.2
Airlines	1.2
Transport — Truck	1.1
Electronic Measurement Instruments	1.0
Retail — Perfume & Cosmetics	1.0
Building — Maintenance & Services	1.0
Medical — Hospitals	1.0
Retail — Arts & Crafts	0.9
Finance — Investment Banker/Broker	0.9
Retail — Restaurants	0.8
Oil Companies — Exploration & Production	0.7

101.7%

*	Calculated as a percentage of net assets

56

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Aerospace/Defense - Equipment — 2.4%
Harris Corp.	17,409	$1,618,689
Orbital ATK, Inc.	16,570	1,249,875

		2,868,564

Airlines — 1.2%
Spirit Airlines, Inc.†	36,240	1,449,238

Applications Software — 3.4%
Paycom Software, Inc.†#	30,865	1,584,609
ServiceNow, Inc.†	35,210	2,558,711

		4,143,320

Auction Houses/Art Dealers — 2.3%
KAR Auction Services, Inc.	66,859	2,826,799

Auto/Truck Parts & Equipment - Original — 2.5%
Delphi Automotive PLC	25,650	1,812,429
Johnson Controls, Inc.	27,820	1,220,742

		3,033,171

Beverages - Non-alcoholic — 1.6%
Monster Beverage Corp.†	12,650	1,946,708

Beverages - Wine/Spirits — 2.0%
Constellation Brands, Inc., Class A	14,320	2,349,196

Building Products - Cement — 1.7%
Vulcan Materials Co.	18,300	2,083,821

Building Products - Doors & Windows — 1.3%
Masonite International Corp.†	23,840	1,590,843

Building - Maintenance & Services — 1.0%
Rollins, Inc.	41,591	1,185,343

Cable/Satellite TV — 1.6%
Liberty Broadband Corp., Class C†	28,800	1,973,664

Coatings/Paint — 1.4%
Sherwin-Williams Co.	6,090	1,727,794

Commercial Services — 3.8%
Aramark	65,380	2,479,864
CoStar Group, Inc.†	10,141	2,101,722

		4,581,586

Commercial Services - Finance — 7.5%
S&P Global, Inc.	18,320	2,263,253
Total System Services, Inc.	37,443	1,844,068
TransUnion†	54,230	1,789,048
Vantiv, Inc., Class A†	21,920	1,177,981
WEX, Inc.†	19,850	1,971,303

		9,045,653

Computer Services — 1.5%
EPAM Systems, Inc.†	26,828	1,829,938

Consulting Services — 1.6%
Verisk Analytics, Inc.†	23,800	1,976,590

Data Processing/Management — 3.5%
Acxiom Corp.†	57,172	1,485,900
Fidelity National Information Services, Inc.	34,680	2,751,165

		4,237,065

Dental Supplies & Equipment — 1.2%
Align Technology, Inc.†	15,870	1,474,323

Distribution/Wholesale — 1.8%
HD Supply Holdings, Inc.†	59,840	2,160,822

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	14,250	1,494,255

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.5%
DexCom, Inc.†	20,290	$1,848,216

Electronic Components - Semiconductors — 1.2%
Broadcom, Ltd.	8,450	1,490,749

Electronic Measurement Instruments — 1.0%
FLIR Systems, Inc.	40,850	1,259,405

Electronic Security Devices — 2.0%
Allegion PLC	34,480	2,455,666

Enterprise Software/Service — 2.6%
Tyler Technologies, Inc.†	11,940	1,957,563
Veeva Systems, Inc., Class A†	28,616	1,170,967

		3,128,530

Entertainment Software — 2.5%
Electronic Arts, Inc.†	37,570	3,051,811

Finance - Investment Banker/Broker — 0.9%
Raymond James Financial, Inc.	17,880	1,040,080

Finance - Other Services — 3.4%
Intercontinental Exchange, Inc.	8,980	2,532,540
SEI Investments Co.	35,100	1,618,110

		4,150,650

Food - Canned — 1.5%
TreeHouse Foods, Inc.†	19,680	1,864,286

Lighting Products & Systems — 1.7%
Acuity Brands, Inc.	3,915	1,077,095
Universal Display Corp.†	16,580	954,842

		2,031,937

Medical Instruments — 5.3%
Boston Scientific Corp.†	74,450	1,773,399
Edwards Lifesciences Corp.†	18,740	2,158,099
Intuitive Surgical, Inc.†	3,510	2,409,334

		6,340,832

Medical - Biomedical/Gene — 2.3%
BioMarin Pharmaceutical, Inc.†	15,250	1,431,822
Incyte Corp.†	16,010	1,298,411

		2,730,233

Medical - Hospitals — 1.0%
Surgical Care Affiliates, Inc.†	28,037	1,156,526

Non-Hazardous Waste Disposal — 2.0%
Waste Connections, Inc.	31,389	2,399,061

Oil Companies - Exploration & Production — 0.7%
Diamondback Energy, Inc.†	8,880	845,820

Real Estate Management/Services — 1.6%
CBRE Group, Inc., Class A†	63,680	1,903,395

Resorts/Theme Parks — 2.5%
Six Flags Entertainment Corp.	32,350	1,577,709
Vail Resorts, Inc.	8,800	1,394,184

		2,971,893

Retail - Apparel/Shoe — 3.4%
Burlington Stores, Inc.†	22,270	1,808,770
Coach, Inc.	37,105	1,416,669
L Brands, Inc.	11,830	901,564

		4,127,003

Retail - Arts & Crafts — 0.9%
Michaels Cos., Inc.†	47,419	1,136,159

57

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts — 2.8%
O’Reilly Automotive, Inc.†	12,130	$3,395,793

Retail - Discount — 1.8%
Dollar General Corp.	29,110	2,136,965

Retail - Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	4,830	1,194,024

Retail - Restaurants — 0.8%
Dave & Buster’s Entertainment, Inc.†	19,422	902,152

Semiconductor Components - Integrated Circuits — 1.2%
NXP Semiconductors NV†	16,530	1,454,971

Telephone - Integrated — 2.2%
Zayo Group Holdings, Inc.†	89,592	2,599,064

Theaters — 1.3%
Cinemark Holdings, Inc.	39,290	1,518,558

Transport - Rail — 1.5%
Kansas City Southern	18,910	1,828,975

Transport - Truck — 1.1%
JB Hunt Transport Services, Inc.	16,800	1,333,752

Veterinary Diagnostics — 1.6%
VCA, Inc.†	26,370	1,867,260

Web Portals/ISP — 1.3%
Yandex NV, Class A†	69,270	1,526,711

Total Long-Term Investment Securities
(cost $106,748,573)		119,669,170

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2) (cost $1,629,758)	1,629,758	$1,629,758

REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount $1,475,000 collateralized by $1,430,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $1,505,488 (cost $1,475,000)	$1,475,000	1,475,000

TOTAL INVESTMENTS
(cost $109,853,331)(3)	101.7%	122,773,928
Liabilities in excess of other assets	(1.7)	(2,000,385)

NET ASSETS	100.0%	$120,773,543

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $1,593,748. This was secured by collateral of $1,629,758, which was received in cash and subsequently invested in short-term investments currently valued at $1,629,758 as reported in the Portfolio of Investments.
(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$119,669,170	$—	$—	$119,669,170
Short-Term Investment Securities	1,629,758	—	—	1,629,758
Repurchase Agreements	—	1,475,000	—	1,475,000

Total Investments at Value	$121,298,928	$1,475,000	$—	$122,773,928

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.5%
Oil Companies — Exploration & Production	8.2
Electric — Integrated	5.0
Electronic Components — Semiconductors	3.8
Banks — Commercial	3.6
Banks — Super Regional	3.3
Containers — Paper/Plastic	2.9
Insurance — Property/Casualty	2.5
Aerospace/Defense — Equipment	2.4
Registered Investment Companies	2.4
Insurance — Reinsurance	2.2
Insurance — Life/Health	2.2
Building — Residential/Commercial	2.0
Finance — Investment Banker/Broker	2.0
Electronic Parts Distribution	2.0
Commercial Services — Finance	1.7
Power Converter/Supply Equipment	1.5
Insurance Brokers	1.5
Entertainment Software	1.3
Medical Instruments	1.3
Gas — Distribution	1.2
Medical Products	1.2
Chemicals — Specialty	1.2
Finance — Credit Card	1.1
Computer Services	1.1
Human Resources	1.1
Advertising Agencies	1.0
Chemicals — Diversified	1.0
Insurance — Multi-line	1.0
Diversified Manufacturing Operations	0.9
Shipbuilding	0.9
Building & Construction Products — Misc.	0.9
Building Products — Wood	0.9
Food — Misc./Diversified	0.9
Distribution/Wholesale	0.9
Data Processing/Management	0.8
Medical Labs & Testing Services	0.8
Tools — Hand Held	0.8
Repurchase Agreements	0.8
Rental Auto/Equipment	0.7
Auto/Truck Parts & Equipment — Original	0.7
Home Decoration Products	0.7
Transport — Rail	0.7
Electronic Components — Misc.	0.6
Applications Software	0.6
Computer Software	0.6
Food — Flour & Grain	0.6
Building Products — Doors & Windows	0.6
Consulting Services	0.6
Physicians Practice Management	0.6
Cruise Lines	0.6
Recreational Vehicles	0.6
Rubber — Tires	0.5
E-Commerce/Services	0.5
Finance — Consumer Loans	0.5
Retail — Apparel/Shoe	0.5
Finance — Other Services	0.5
E-Commerce/Products	0.5
Transport — Truck	0.5
Transport — Services	0.4
Medical — Hospitals	0.4
Agricultural Chemicals	0.4
Medical — Wholesale Drug Distribution	0.4
Oil Refining & Marketing	0.4
Savings & Loans/Thrifts	0.4
Containers — Metal/Glass	0.4
Apparel Manufacturers	0.4
Coatings/Paint	0.4
Decision Support Software	0.4

Electronic Connectors	0.4
Instruments — Controls	0.3
Cellular Telecom	0.3
Retail — Restaurants	0.3
Dialysis Centers	0.3
Medical — Drugs	0.3
Steel — Producers	0.3
Banks — Fiduciary	0.3
Retail — Consumer Electronics	0.3
Multimedia	0.3
Beverages — Non-alcoholic	0.3
Motorcycle/Motor Scooter	0.3
Retirement/Aged Care	0.2
Metal Processors & Fabrication	0.2
Office Supplies & Forms	0.2
Publishing — Books	0.2
Engineering/R&D Services	0.2
Computers — Memory Devices	0.2
Electronic Measurement Instruments	0.2
Medical — Generic Drugs	0.2
Finance — Auto Loans	0.2
Beverages — Wine/Spirits	0.2
Television	0.1
Oil — Field Services	0.1

101.4%

*	Calculated as a percentage of net assets

59

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	265,828	$6,151,260
Omnicom Group, Inc.	46,470	4,002,461

		10,153,721

Aerospace/Defense - Equipment — 2.4%
Curtiss-Wright Corp.	36,035	3,239,547
Harris Corp.	152,548	14,183,913
Moog, Inc., Class A†	115,391	6,806,915

		24,230,375

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	112,632	2,928,432
Mosaic Co.	45,434	1,366,200

		4,294,632

Apparel Manufacturers — 0.4%
Global Brands Group Holding, Ltd.†	42,613,060	3,955,038

Applications Software — 0.6%
Verint Systems, Inc.†	183,823	6,272,041

Auto/Truck Parts & Equipment - Original — 0.7%
Lear Corp.	11,629	1,352,336
Tenneco, Inc.†	57,792	3,226,527
WABCO Holdings, Inc.†	23,993	2,561,493

		7,140,356

Banks - Commercial — 3.6%
Bank of the Ozarks, Inc.	103,473	4,054,072
BankUnited, Inc.	156,326	5,025,881
BB&T Corp.	88,005	3,388,192
East West Bancorp, Inc.	111,185	4,129,411
IBERIABANK Corp.	63,565	4,371,365
South State Corp.	55,309	4,202,931
Zions Bancorporation	337,718	10,330,794

		35,502,646

Banks - Fiduciary — 0.3%
State Street Corp.	43,617	3,063,658

Banks - Super Regional — 3.3%
Comerica, Inc.	231,086	10,928,057
Fifth Third Bancorp	421,075	8,488,872
Huntington Bancshares, Inc.	674,714	6,753,887
SunTrust Banks, Inc.	154,802	6,822,124

		32,992,940

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	67,997	2,614,485

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A	9,909	1,625,571

Building & Construction Products - Misc. — 0.9%
Louisiana-Pacific Corp.†	472,804	9,210,222

Building Products - Doors & Windows — 0.6%
Sanwa Holdings Corp.	658,620	5,843,649

Building Products - Wood — 0.9%
Masco Corp.	250,470	8,886,676

Building - Residential/Commercial — 2.0%
D.R. Horton, Inc.	125,026	4,008,334
Lennar Corp., Class A	169,277	8,006,802
PulteGroup, Inc.	332,385	7,103,067
Toll Brothers, Inc.†	38,787	1,205,888

		20,324,091

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.3%
Millicom International Cellular SA SDR	64,932	$3,325,995

Chemicals - Diversified — 1.0%
Celanese Corp., Series A	100,103	6,449,636
PPG Industries, Inc.	33,569	3,554,286

		10,003,922

Chemicals - Specialty — 1.2%
Cabot Corp.	110,613	5,515,164
Methanex Corp.#	223,292	6,475,468

		11,990,632

Coatings/Paint — 0.4%
Valspar Corp.	35,511	3,743,215

Commercial Services - Finance — 1.7%
Equifax, Inc.	35,187	4,641,165
IHS Markit, Ltd.†	170,796	6,374,107
Moody’s Corp.	17,867	1,941,964
Total System Services, Inc.	87,132	4,291,251

		17,248,487

Computer Services — 1.1%
Amdocs, Ltd.	152,131	9,146,116
Leidos Holdings, Inc.	45,682	1,850,578

		10,996,694

Computer Software — 0.6%
SS&C Technologies Holdings, Inc.#	185,409	6,109,227

Computers - Memory Devices — 0.2%
Western Digital Corp.	41,959	1,958,227

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	190,495	5,783,428

Containers - Metal/Glass — 0.4%
Crown Holdings, Inc.†	74,592	4,045,124

Containers - Paper/Plastic — 2.9%
Bemis Co., Inc.	109,046	5,735,819
Berry Plastics Group, Inc.†	101,984	4,629,054
Graphic Packaging Holding Co.	509,441	7,305,384
Packaging Corp. of America	49,580	3,898,475
Sealed Air Corp.	83,798	3,949,400
WestRock Co.	63,012	3,018,275

		28,536,407

Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	158,901	5,702,957

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	106,870	8,477,997

Decision Support Software — 0.4%
MSCI, Inc.	40,679	3,665,991

Dialysis Centers — 0.3%
DaVita, Inc.†	50,400	3,257,352

Distribution/Wholesale — 0.9%
WESCO International, Inc.†#	141,275	8,781,654

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	87,120	5,923,289
Textron, Inc.	84,862	3,466,613

		9,389,902

E-Commerce/Products — 0.5%
eBay, Inc.†	151,984	4,887,805

60

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Services — 0.5%
Expedia, Inc.	24,531	$2,676,823
IAC/InterActiveCorp	46,640	2,738,234

		5,415,057

Electric - Integrated — 5.0%
Alliant Energy Corp.	281,965	10,700,572
Ameren Corp.	56,173	2,776,070
American Electric Power Co., Inc.	111,367	7,190,967
Edison International	110,234	8,016,216
FirstEnergy Corp.	38,041	1,245,082
Great Plains Energy, Inc.	284,346	7,722,837
PG&E Corp.	92,604	5,735,892
Portland General Electric Co.	138,048	5,813,201
Westar Energy, Inc.	7,437	408,589

		49,609,426

Electronic Components - Misc. — 0.6%
Flextronics International, Ltd.†	320,233	4,239,885
Jabil Circuit, Inc.	103,550	2,194,224

		6,434,109

Electronic Components - Semiconductors — 3.8%
Broadcom, Ltd.	15,509	2,736,098
Microsemi Corp.†	381,400	15,240,744
ON Semiconductor Corp.†	126,422	1,365,358
Qorvo, Inc.†	174,805	10,039,051
Silicon Motion Technology Corp. ADR	173,821	8,774,484

		38,155,735

Electronic Connectors — 0.4%
TE Connectivity, Ltd.	56,391	3,584,776

Electronic Measurement Instruments — 0.2%
Keysight Technologies, Inc.†	58,535	1,781,220

Electronic Parts Distribution — 2.0%
Arrow Electronics, Inc.†	271,095	17,846,184
Avnet, Inc.	40,802	1,700,627

		19,546,811

Engineering/R&D Services — 0.2%
Fluor Corp.	37,776	1,960,574

Entertainment Software — 1.3%
Activision Blizzard, Inc.	205,359	8,495,702
NetEase, Inc. ADR	20,269	4,296,420

		12,792,122

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	82,521	1,653,721

Finance - Consumer Loans — 0.5%
Navient Corp.	231,176	3,324,311
SLM Corp.†	272,645	2,021,663

		5,345,974

Finance - Credit Card — 1.1%
Alliance Data Systems Corp.†	12,905	2,640,105
Discover Financial Services	140,755	8,445,300

		11,085,405

Finance - Investment Banker/Broker — 2.0%
Charles Schwab Corp.	59,513	1,872,279
Raymond James Financial, Inc.	178,450	10,380,436
TD Ameritrade Holding Corp.	233,252	7,665,827

		19,918,542

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.5%
SEI Investments Co.	106,653	$4,916,703

Food - Flour & Grain — 0.6%
Post Holdings, Inc.†	69,259	5,871,778

Food - Misc./Diversified — 0.9%
Ingredion, Inc.	64,546	8,840,220

Gas - Distribution — 1.2%
UGI Corp.	275,362	12,523,464

Home Decoration Products — 0.7%
Newell Brands, Inc.	126,699	6,725,183

Human Resources — 1.1%
ManpowerGroup, Inc.	63,838	4,561,863
Robert Half International, Inc.	158,320	6,068,406

		10,630,269

Instruments - Controls — 0.3%
Sensata Technologies Holding NV†	90,441	3,443,993

Insurance Brokers — 1.5%
Aon PLC	76,841	8,556,245
Marsh & McLennan Cos., Inc.	88,947	6,015,486

		14,571,731

Insurance - Life/Health — 2.2%
CNO Financial Group, Inc.	187,362	3,044,632
Torchmark Corp.	58,060	3,755,321
Unum Group	414,275	14,752,333

		21,552,286

Insurance - Multi-line — 1.0%
Allstate Corp.	83,962	5,790,019
Loews Corp.	93,593	3,917,803

		9,707,822

Insurance - Property/Casualty — 2.5%
Alleghany Corp.†	13,044	6,994,193
Hanover Insurance Group, Inc.	46,708	3,652,565
WR Berkley Corp.	68,791	4,084,122
XL Group, Ltd.	295,452	10,113,322

		24,844,202

Insurance - Reinsurance — 2.2%
Argo Group International Holdings, Ltd.	67,735	3,843,284
Reinsurance Group of America, Inc.	168,281	18,059,917

		21,903,201

Medical Instruments — 1.3%
Boston Scientific Corp.†	264,748	6,306,297
Bruker Corp.	62,039	1,387,192
St. Jude Medical, Inc.	63,082	4,915,350

		12,608,839

Medical Labs & Testing Services — 0.8%
ICON PLC†	43,199	3,317,251
Laboratory Corp. of America Holdings†	33,628	4,604,682

		7,921,933

Medical Products — 1.2%
Becton Dickinson and Co.	28,304	5,015,752
Zimmer Biomet Holdings, Inc.	53,978	6,996,088

		12,011,840

Medical - Drugs — 0.3%
Endo International PLC†	152,604	3,158,903

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Generic Drugs — 0.2%
Perrigo Co. PLC#	18,457	$1,679,402

Medical - Hospitals — 0.4%
Acadia Healthcare Co., Inc.†#	86,278	4,416,571

Medical - Wholesale Drug Distribution — 0.4%
Cardinal Health, Inc.	53,298	4,246,252

Metal Processors & Fabrication — 0.2%
Timken Co.	65,649	2,223,532

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	48,343	2,547,676

Multimedia — 0.3%
Quebecor, Inc., Class B	96,255	2,944,020

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	27,840	2,155,930

Oil Companies - Exploration & Production — 8.2%
Anadarko Petroleum Corp.	24,574	1,313,972
Cimarex Energy Co.	10,233	1,352,598
Cobalt International Energy, Inc.†#	453,165	543,798
Diamondback Energy, Inc.†	203,826	19,414,426
Energen Corp.	230,973	13,280,948
EQT Corp.	69,033	4,935,860
Gulfport Energy Corp.†	41,319	1,181,723
Marathon Oil Corp.	308,500	4,633,670
Newfield Exploration Co.†	339,465	14,719,202
Parsley Energy, Inc., Class A†	205,984	6,972,558
QEP Resources, Inc.	393,200	7,510,120
Rice Energy, Inc.†	67,266	1,769,096
RSP Permian, Inc.†	96,838	3,781,524

		81,409,495

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	42,293	1,094,543
Marathon Petroleum Corp.	73,678	3,132,052

		4,226,595

Oil - Field Services — 0.1%
Trican Well Service, Ltd.†#	374,415	610,987

Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	267,289	5,736,022

Power Converter/Supply Equipment — 1.5%
Generac Holdings, Inc.†	151,352	5,645,429
Hubbell, Inc.	85,006	9,207,000

		14,852,429

Publishing - Books — 0.2%
John Wiley & Sons, Inc., Class A	35,809	2,081,577

Real Estate Investment Trusts — 9.5%
American Assets Trust, Inc.	133,483	5,913,297
American Homes 4 Rent, Class A	108,800	2,379,456
Blackstone Mortgage Trust, Inc., Class A	31,524	940,046
Boston Properties, Inc.	53,069	7,436,559
Douglas Emmett, Inc.	90,013	3,380,888
Equity LifeStyle Properties, Inc.	83,035	6,437,704
Equity Residential	68,998	4,475,900
Essex Property Trust, Inc.	12,293	2,791,740
Extra Space Storage, Inc.	49,573	3,993,105
Forest City Realty Trust, Inc., Class A	177,889	4,208,854
General Growth Properties, Inc.	88,069	2,566,331
Kilroy Realty Corp.	31,665	2,299,829
Kimco Realty Corp.	175,288	5,267,404
LaSalle Hotel Properties	169,242	4,748,931
Life Storage, Inc.	44,242	3,981,780

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Macerich Co.	34,750	$2,845,677
PS Business Parks, Inc.	67,295	7,454,940
Regency Centers Corp.	93,342	7,517,765
SL Green Realty Corp.	75,263	8,859,960
STORE Capital Corp.	230,448	6,828,174

		94,328,340

Recreational Vehicles — 0.6%
Brunswick Corp.	121,183	5,573,206

Rental Auto/Equipment — 0.7%
Herc Holdings, Inc.†	36,958	1,249,550
Hertz Global Holdings, Inc.†	124,955	6,155,283

		7,404,833

Retail - Apparel/Shoe — 0.5%
DSW, Inc., Class A	219,067	5,246,655

Retail - Consumer Electronics — 0.3%
Best Buy Co., Inc.	77,343	2,976,159

Retail - Restaurants — 0.3%
Bloomin’ Brands, Inc.	167,874	3,280,258

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc.†	139,978	2,409,021

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.	186,733	5,480,614

Savings & Loans/Thrifts — 0.4%
Provident Financial Services, Inc.	194,115	4,187,061

Shipbuilding — 0.9%
Huntington Ingalls Industries, Inc.	56,441	9,322,360

Steel - Producers — 0.3%
Steel Dynamics, Inc.	126,331	3,110,269

Television — 0.1%
TEGNA, Inc.	55,510	1,124,633

Tools - Hand Held — 0.8%
Stanley Black & Decker, Inc.	61,480	7,608,150

Transport - Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	98,902	6,724,347

Transport - Services — 0.4%
Ryder System, Inc.	67,926	4,450,512

Transport - Truck — 0.5%
Knight Transportation, Inc.	172,914	4,858,882

Total Long-Term Investment Securities
(cost $862,420,831)		979,746,744

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Institutional Liquid Reserves Fund Administration Class 0.17%(2)	12,266,900	12,266,900
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	11,879,715	11,879,715

Total Short-Term Investment Securities
(cost $24,146,615)		24,146,615

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $7,508,002 collateralized by $7,050,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $7,735,937 (cost $7,508,000)	$7,508,000	$7,508,000

TOTAL INVESTMENTS
(cost $894,075,446)(3)	101.4%	1,011,401,359
Liabilities in excess of other assets	(1.4)	(13,825,174)

NET ASSETS	100.0%	$997,576,185

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $11,372,487. This was secured by collateral of $11,879,715, which was received in cash and subsequently invested in short-term investments currently valued at $11,879,715 as reported in the Portfolio of Investments.
(2)	The rate shown is a 7-day yield as of August 31, 2016.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

SDR—Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$979,746,744	$—	$—	$979,746,744
Short-Term Investment Securities	24,146,615	—	—	24,146,615
Repurchase Agreements	—	7,508,000	—	7,508,000

Total Investments at Value	$991,626,459	$7,508,000	$—	$1,011,401,359

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

63

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	40.5%
Domestic Equity Investment Companies	35.7
International Equity Investment Companies	14.1
Real Estate Investment Companies	9.4
International Fixed Income Investment Companies	0.1

99.8%

*	Calculated as a percentage of net assets

64

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.8%
Domestic Equity Investment Companies — 35.7%
VALIC Co. I Blue Chip Growth Fund	952,326	$15,199,126
VALIC Co. I Dividend Value Fund	1,899,328	22,867,915
VALIC Co. I Mid Cap Index Fund	1,334,926	34,948,351
VALIC Co. I Mid Cap Strategic Growth Fund	358,724	4,731,566
VALIC Co. I Nasdaq-100 Index Fund	703,028	7,374,763
VALIC Co. I Science & Technology Fund	300,085	6,862,935
VALIC Co. I Small Cap Index Fund	2,268,249	43,777,211
VALIC Co. I Small Cap Special Values Fund	1,641,580	21,192,799
VALIC Co. I Stock Index Fund	611,420	21,075,631
VALIC Co. I Value Fund	276,498	4,274,657
VALIC Co. II Capital Appreciation Fund	1,229,003	19,651,753
VALIC Co. II Large Cap Value Fund	710,335	13,077,261
VALIC Co. II Mid Cap Growth Fund	656,033	5,523,801
VALIC Co. II Mid Cap Value Fund	2,384,516	48,763,345
VALIC Co. II Small Cap Growth Fund	550,994	7,824,110
VALIC Co. II Small Cap Value Fund	1,848,271	25,081,035

Total Domestic Equity Investment Companies
(cost $281,206,723)		302,226,259

Domestic Fixed Income Investment Companies — 40.5%
VALIC Co. I Capital Conservation Fund	2,351,781	23,964,652
VALIC Co. I Government Securities Fund	1,145,964	12,651,446
VALIC Co. I Inflation Protected Fund	763,530	8,429,373
VALIC Co. II Core Bond Fund	8,280,591	93,570,680
VALIC Co. II High Yield Bond Fund	12,036,830	91,118,805
VALIC Co. II Strategic Bond Fund	10,018,514	113,109,023

Total Domestic Fixed Income Investment Companies
(cost $340,584,859)		342,843,979

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 14.1%
VALIC Co. I Emerging Economies Fund	1,359,683	$9,422,600
VALIC Co. I Foreign Value Fund	3,167,539	29,489,789
VALIC Co. I International Equities Index Fund	6,024,941	38,077,630
VALIC Co. I International Growth Fund	2,010,517	23,502,940
VALIC Co. II International Opportunities Fund	1,193,186	19,079,039

Total International Equity Investment Companies
(cost $126,912,608)		119,571,998

International Fixed Income Investment Companies — 0.1%
VALIC Co. I International Government Bond Fund
(cost $821,843)	70,502	840,378

Real Estate Investment Companies — 9.4%
VALIC Co. I Global Real Estate Fund
(cost $79,066,079)	9,502,147	80,198,117

TOTAL INVESTMENTS
(cost $828,592,112)(2)	99.8%	845,680,731
Other assets less liabilities	0.2	1,293,173

NET ASSETS	100.0%	$846,973,904

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$845,680,731	$—	$—	$845,680,731

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

65

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation†

U.S. Government Agencies	82.0%
U.S. Government Treasuries	11.4
Foreign Bank	4.2
Repurchase Agreements	3.4

101.0%

Credit Quality@#

A-1+	92.4%
A-1	7.6

100.0%

†	Calculated as a percentage of net assets.
@	Source: Standard & Poor's
#	Calculated as a percentage of total debt issues.

Weighted Average days to Maturity — 31.2 days

66

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 97.6%
Commercial Paper — 4.2%
BNP Paribas SA NY 0.39% due 09/01/2016 (amortized cost $6,000,000)	$6,000,000	$6,000,000

U.S. Government Agencies — 82.0%
Federal Farm Credit Bank
0.44% due 09/19/2016 FRS	100,000	99,996
0.45% due 11/09/2016 FRS	3,300,000	3,299,938
0.48% due 02/21/2017 FRS	1,000,000	999,728
0.50% due 12/19/2016 FRS	250,000	249,997
0.50% due 03/27/2017 FRS	1,000,000	999,810
0.51% due 10/24/2016 FRS	650,000	650,045
0.51% due 02/06/2017 FRS	200,000	200,079
0.52% due 10/19/2016 FRS	3,250,000	3,249,981
0.52% due 01/03/2017 FRS	650,000	649,913
0.53% due 09/19/2016 FRS	2,900,000	2,900,015
0.53% due 10/20/2016 FRS	5,500,000	5,500,095
0.54% due 03/29/2017 FRS	5,350,000	5,348,432
0.55% due 02/13/2017 FRS	1,550,000	1,549,690
0.57% due 05/24/2017 FRS	3,500,000	3,500,000
0.59% due 02/16/2017 FRS	3,150,000	3,150,147
Federal Home Loan Bank
0.25% due 09/06/2016	1,500,000	1,499,948
0.30% due 10/13/2016	2,500,000	2,499,140
0.30% due 10/24/2016	3,500,000	3,498,454
0.33% due 09/06/2016	3,250,000	3,249,851
0.33% due 09/14/2016	1,250,000	1,249,853
0.34% due 09/14/2016	3,500,000	3,499,573
0.40% due 10/03/2016	3,000,000	2,998,933
0.41% due 03/16/2017 FRS	5,500,000	5,499,832
0.46% due 09/02/2016	1,000,000	999,987
0.48% due 11/03/2016 FRS	3,450,000	3,450,000
0.49% due 10/07/2016 FRS	350,000	350,013
0.49% due 11/16/2016 FRS	3,700,000	3,700,000
0.50% due 11/25/2016 FRS	3,650,000	3,650,000
0.51% due 09/07/2016	3,200,000	3,199,728
0.51% due 01/27/2017 FRS	4,700,000	4,700,256
0.52% due 05/05/2017	750,000	747,335
0.53% due 02/27/2017 FRS	3,000,000	2,999,922
0.53% due 04/25/2017 FRS	3,350,000	3,350,241
0.53% due 08/04/2017 FRS	3,000,000	3,000,000
0.57% due 10/26/2016 FRS	3,250,000	3,249,979
0.58% due 08/22/2017 FRS	2,000,000	2,000,000
0.60% due 09/16/2016 FRS	1,500,000	1,499,996

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Mtg. Corp.
0.32% due 11/29/2016	$5,000,000	$4,996,044
0.39% due 12/14/2016	3,250,000	3,246,338
0.49% due 09/20/2016	3,250,000	3,249,160
0.51% due 01/13/2017 FRS	1,900,000	1,899,641
0.64% due 07/21/2017 FRS	1,500,000	1,501,271
1.00% due 06/29/2017	1,600,000	1,605,133
Federal National Mtg. Assoc.
0.28% due 09/01/2016	112,000	112,000
0.33% due 11/16/2016	2,000,000	1,998,607
0.44% due 02/15/2017	4,000,000	3,991,836

Total U.S. Government Agencies
(amortized cost $115,840,937)		115,840,937

U.S. Government Treasuries — 11.4%
United States Treasury Bills
0.26% due 09/08/2016	8,000,000	7,999,604
0.27% due 09/22/2016	5,000,000	4,999,227
United States Treasury Notes
3.00% due 09/30/2016	3,050,000	3,055,932

Total U.S. Government Treasuries
(amortized cost $16,054,763)		16,054,763

Total Short-Term Investment Securities — 97.6%
(amortized cost $137,895,700)		137,895,700

REPURCHASE AGREEMENTS — 3.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,804,000)	4,804,000	4,804,000

TOTAL INVESTMENTS
(amortized cost $142,699,700)(2)	101.0%	142,699,700
Liabilities in excess of other assets	(1.0)	(1,408,977)

NET ASSETS	100.0%	$141,290,723

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$137,895,700	$—	$137,895,700
Repurchase Agreements	—	4,804,000	—	4,804,000

Total Investments at Value	$—	$142,699,700	$—	$142,699,700

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Registered Investment Companies	14.8%
Medical — Biomedical/Gene	7.6
Enterprise Software/Service	7.2
Electronic Components — Semiconductors	5.3
Building & Construction Products — Misc.	3.6
Medical — Drugs	3.0
Distribution/Wholesale	2.8
Applications Software	2.8
Computer Software	2.4
Retail — Automobile	2.4
Medical — Hospitals	2.1
Medical Products	2.1
Educational Software	2.0
Retail — Apparel/Shoe	2.0
Time Deposits	1.7
Transport — Truck	1.7
Banks — Commercial	1.5
Therapeutics	1.5
Building Products — Doors & Windows	1.4
Casino Hotels	1.4
E-Services/Consulting	1.3
Oil Companies — Exploration & Production	1.3
E-Commerce/Services	1.3
Investment Management/Advisor Services	1.3
Entertainment Software	1.3
Real Estate Investment Trusts	1.3
Finance — Investment Banker/Broker	1.2
Miscellaneous Manufacturing	1.2
Building Products — Air & Heating	1.2
Internet Application Software	1.2
Semiconductor Equipment	1.2
Medical — HMO	1.2
Medical Imaging Systems	1.2
Machinery — General Industrial	1.2
Aerospace/Defense — Equipment	1.2
Web Hosting/Design	1.1
Real Estate Management/Services	1.1
Building Products — Cement	1.1
Resorts/Theme Parks	1.1
Internet Telephone	1.1
Drug Delivery Systems	1.1
Retail — Restaurants	1.0
Commercial Services	1.0
Footwear & Related Apparel	1.0
Machinery — Pumps	1.0
E-Commerce/Products	0.9
Steel Pipe & Tube	0.9
Retail — Discount	0.9
Electric Products — Misc.	0.9
Diversified Manufacturing Operations	0.9
Food — Wholesale/Distribution	0.8
Patient Monitoring Equipment	0.8
Advanced Materials	0.8
Diagnostic Equipment	0.8
Retail — Convenience Store	0.8
Retail — Misc./Diversified	0.8
Building — Residential/Commercial	0.7
Food — Retail	0.7
Retail —Pet Food & Supplies	0.7
Investment Companies	0.7
Auto Repair Centers	0.6
Telecom Equipment — Fiber Optics	0.5
Lighting Products & Systems	0.5
Savings & Loans/Thrifts	0.5
Retail — Building Products	0.5
Computers — Memory Devices	0.4
Retail — Vitamins & Nutrition Supplements	0.4

Food — Misc./Diversified	0.4
Oil Refining & Marketing	0.4
Healthcare Safety Devices	0.1

114.9%

*	Calculated as a percentage of net assets

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advanced Materials — 0.8%
Hexcel Corp.	17,867	$801,335

Aerospace/Defense - Equipment — 1.2%
HEICO Corp.	17,125	1,163,815

Applications Software — 2.8%
HubSpot, Inc.†	15,835	882,643
Imperva, Inc.†	16,442	740,055
Paycom Software, Inc.†#	14,018	719,684
Tableau Software, Inc., Class A†	7,039	408,473

		2,750,855

Auto Repair Centers — 0.6%
Monro Muffler Brake, Inc.	10,349	583,787

Banks - Commercial — 1.5%
Signature Bank†	4,577	558,440
Texas Capital Bancshares, Inc.†	18,735	983,962

		1,542,402

Building & Construction Products - Misc. — 3.6%
Caesarstone, Ltd.†	20,309	798,550
Fortune Brands Home & Security, Inc.	14,035	892,064
Summit Materials, Inc., Class A†	32,847	648,400
Trex Co., Inc.†	20,921	1,295,847

		3,634,861

Building Products - Air & Heating — 1.2%
Lennox International, Inc.	7,619	1,227,192

Building Products - Cement — 1.1%
Eagle Materials, Inc.	13,860	1,113,928

Building Products - Doors & Windows — 1.4%
Masonite International Corp.†	21,176	1,413,074

Building - Residential/Commercial — 0.7%
TRI Pointe Group, Inc.†	55,015	746,003

Casino Hotels — 1.4%
Boyd Gaming Corp.†	71,252	1,389,414

Commercial Services — 1.0%
CoStar Group, Inc.†	4,817	998,323

Computer Software — 2.4%
Cornerstone OnDemand, Inc.†	22,472	986,970
Envestnet, Inc.†	36,795	1,453,771

		2,440,741

Computers - Memory Devices — 0.4%
Nimble Storage, Inc.†#	49,538	407,202

Diagnostic Equipment — 0.8%
GenMark Diagnostics, Inc.†#	93,837	799,491

Distribution/Wholesale — 2.8%
G-III Apparel Group, Ltd.†	16,588	523,683
Pool Corp.	10,388	1,047,838
Watsco, Inc.	8,240	1,218,366

		2,789,887

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	8,104	849,785

Drug Delivery Systems — 1.1%
Nektar Therapeutics†	40,261	718,659
Revance Therapeutics, Inc.†#	23,355	328,138

		1,046,797

E-Commerce/Products — 0.9%
Wayfair, Inc., Class A†#	24,454	941,724

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 1.3%
GrubHub, Inc.†#	32,228	$1,307,490

E-Services/Consulting — 1.3%
Shopify, Inc.†#	32,031	1,324,802

Educational Software — 2.0%
2U, Inc.†	39,065	1,380,557
Instructure, Inc.†#	25,989	621,917

		2,002,474

Electric Products - Misc. — 0.9%
Littelfuse, Inc.	6,850	868,580

Electronic Components - Semiconductors — 5.3%
Cavium, Inc.†	25,049	1,394,728
Inphi Corp.†	29,993	1,291,799
MACOM Technology Solutions Holdings, Inc.†	26,568	1,094,602
Monolithic Power Systems, Inc.	20,184	1,548,516

		5,329,645

Enterprise Software/Service — 7.2%
Atlassian Corp. PLC, Class A†	26,659	785,907
Benefitfocus, Inc.†#	24,445	987,334
Evolent Health, Inc.†#	51,234	1,274,190
Guidewire Software, Inc.†	17,362	1,068,284
Proofpoint, Inc.†#	17,285	1,330,081
Tyler Technologies, Inc.†	3,410	559,069
Veeva Systems, Inc., Class A†	27,744	1,135,284

		7,140,149

Entertainment Software — 1.3%
Take-Two Interactive Software, Inc.†	29,283	1,272,932

Finance - Investment Banker/Broker — 1.2%
Evercore Partners, Inc., Class A	24,086	1,234,167

Food - Misc./Diversified — 0.4%
Snyder’s-Lance, Inc.	11,466	405,208

Food - Retail — 0.7%
Sprouts Farmers Market, Inc.†#	32,834	739,750

Food - Wholesale/Distribution — 0.8%
Performance Food Group Co.†	32,454	834,068

Footwear & Related Apparel — 1.0%
Wolverine World Wide, Inc.	40,949	979,091

Healthcare Safety Devices — 0.1%
Unilife Corp.†#	36,964	106,087

Internet Application Software — 1.2%
Zendesk, Inc.†	40,125	1,225,417

Internet Telephone — 1.1%
RingCentral, Inc.†	48,071	1,055,158

Investment Companies — 0.7%
PennantPark Investment Corp.	84,274	671,664

Investment Management/Advisor Services — 1.3%
Financial Engines, Inc.#	31,186	997,016
WisdomTree Investments, Inc.#	26,955	283,028

		1,280,044

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	1,876	516,125

Machinery - General Industrial — 1.2%
Middleby Corp.†	9,176	1,175,904

Machinery - Pumps — 1.0%
Graco, Inc.	13,231	974,728

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Imaging Systems — 1.2%
Novadaq Technologies, Inc.†	96,476	$1,182,796

Medical Products — 2.1%
K2M Group Holdings, Inc.†#	43,048	685,324
Nevro Corp.†	12,626	1,192,273
Syneron Medical, Ltd.†	28,206	185,032

		2,062,629

Medical - Biomedical/Gene — 7.6%
Acceleron Pharma, Inc.†	17,266	518,153
Arrowhead Pharmaceuticals, Inc.†	50,662	351,088
Bellicum Pharmaceuticals, Inc.†#	39,404	678,537
Coherus Biosciences, Inc.†#	32,284	961,095
Exact Sciences Corp.†#	45,898	847,736
Halozyme Therapeutics, Inc.†	73,134	716,713
Insmed, Inc.†	35,668	461,900
Kite Pharma, Inc.†#	16,203	933,617
REGENXBIO, Inc.†	14,961	175,193
Sage Therapeutics, Inc.†#	15,799	587,249
Spark Therapeutics, Inc.†	11,735	663,966
Ultragenyx Pharmaceutical, Inc.†#	5,724	377,326
Versartis, Inc.†	25,667	318,271

		7,590,844

Medical - Drugs — 3.0%
ACADIA Pharmaceuticals, Inc.†#	12,336	396,356
FibroGen, Inc.†	19,518	337,857
Horizon Pharma PLC†	64,945	1,220,966
Ignyta, Inc.†	42,897	236,362
TherapeuticsMD, Inc.†#	109,355	752,362

		2,943,903

Medical - HMO — 1.2%
WellCare Health Plans, Inc.†	10,671	1,202,622

Medical - Hospitals — 2.1%
Acadia Healthcare Co., Inc.†	21,911	1,121,624
Surgical Care Affiliates, Inc.†	24,106	994,373

		2,115,997

Miscellaneous Manufacturing — 1.2%
John Bean Technologies Corp.	17,898	1,229,235

Oil Companies - Exploration & Production — 1.3%
Diamondback Energy, Inc.†	6,901	657,320
RSP Permian, Inc.†	16,909	660,297

		1,317,617

Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.	20,237	355,159

Patient Monitoring Equipment — 0.8%
Insulet Corp.†	19,418	821,964

Real Estate Investment Trusts — 1.3%
CubeSmart	20,792	572,404
Highwoods Properties, Inc.	13,197	699,969

		1,272,373

Real Estate Management/Services — 1.1%
RE/MAX Holdings, Inc., Class A	26,918	1,120,865

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	6,862	1,087,147

Retail - Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	14,652	1,190,036
Kate Spade & Co.†	24,834	463,402

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Tailored Brands, Inc.	24,719	$325,796

		1,979,234

Retail - Automobile — 2.4%
Lithia Motors, Inc., Class A	13,666	1,131,135
Penske Automotive Group, Inc.	11,687	529,421
Rush Enterprises, Inc., Class A†	32,039	761,887

		2,422,443

Retail - Building Products — 0.5%
Tile Shop Holdings, Inc.†	29,730	462,301

Retail - Convenience Store — 0.8%
Casey’s General Stores, Inc.	5,932	778,931

Retail - Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†#	36,311	923,026

Retail - Misc./Diversified — 0.8%
Sally Beauty Holdings, Inc.†	27,463	747,543

Retail - Pet Food & Supplies — 0.7%
Freshpet, Inc.†#	64,686	679,850

Retail - Restaurants — 1.0%
Texas Roadhouse, Inc.	22,825	1,010,463

Retail - Vitamins & Nutrition Supplements — 0.4%
Vitamin Shoppe, Inc.†	14,622	405,322

Savings & Loans/Thrifts — 0.5%
BofI Holding, Inc.†#	22,806	490,329

Semiconductor Equipment — 1.2%
MKS Instruments, Inc.	24,984	1,217,720

Steel Pipe & Tube — 0.9%
Advanced Drainage Systems, Inc.#	40,215	930,173

Telecom Equipment - Fiber Optics — 0.5%
Ciena Corp.†	24,813	532,239

Therapeutics — 1.5%
Axovant Sciences, Ltd.†#	22,526	369,652
Neurocrine Biosciences, Inc.†	11,903	576,819
Portola Pharmaceuticals, Inc.†	25,142	511,891

		1,458,362

Transport - Truck — 1.7%
Old Dominion Freight Line, Inc.†	15,270	1,086,155
XPO Logistics, Inc.†	16,870	603,946

		1,690,101

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†#	35,195	1,139,615

Total Long-Term Investment Securities
(cost $87,869,670)		98,254,902

SHORT-TERM INVESTMENT SECURITIES — 16.5%
Registered Investment Companies — 14.8%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	14,796,294	14,796,294

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016	$1,734,000	$1,734,000

Total Short-Term Investment Securities
(cost $16,530,294)		16,530,294

TOTAL INVESTMENTS
(cost $104,399,964)(3)	114.9%	114,785,196
Liabilities in excess of other assets	(14.9)	(14,901,612)

NET ASSETS	100.0%	$99,883,584

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of August 31, 2016.
(2)	At August 31, 2016, the Fund had loaned securities with a total value of $16,369,235. This was secured by collateral of $14,796,294 which was received in cash and subsequently invested in short-term investments currently valued at $14,796,294 as reported in the Portfolio of Investments. Additional collateral of $2,181,180 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 06/22/2017	$113,264
United States Treasury Notes/Bonds	zero coupon to 8.13%	09/15/2016 to 05/15/2046	2,067,916

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$98,254,902	$—	$—	$98,254,902
Short-Term Investment Securities:
Registered Investment Companies	14,796,294	—	—	14,796,294
Time Deposits	—	1,734,000	—	1,734,000

Total Investments at Value	$113,051,196	$1,734,000	$—	$114,785,196

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

71

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Banks — Commercial	13.8%
Real Estate Investment Trusts	9.6
Repurchase Agreements	5.9
Registered Investment Companies	5.1
Oil Companies — Exploration & Production	3.8
Human Resources	2.8
Savings & Loans/Thrifts	2.6
Retail — Apparel/Shoe	2.3
Machinery — General Industrial	1.8
Electronic Components — Misc.	1.8
Electric — Integrated	1.6
Insurance — Reinsurance	1.6
Commercial Services — Finance	1.5
Food — Misc./Diversified	1.5
Transport — Truck	1.4
Medical — Biomedical/Gene	1.3
Gas — Distribution	1.2
Insurance — Property/Casualty	1.2
Finance — Investment Banker/Broker	1.1
Electronic Components — Semiconductors	1.1
Auction Houses/Art Dealers	1.0
Steel — Producers	1.0
Disposable Medical Products	0.9
Medical Products	0.9
Insurance — Life/Health	0.9
Consulting Services	0.9
Computers — Integrated Systems	0.9
Medical Instruments	0.9
Medical — Outpatient/Home Medical	0.8
Engineering/R&D Services	0.8
Transport — Marine	0.8
Web Hosting/Design	0.8
Computer Services	0.8
Resorts/Theme Parks	0.7
Satellite Telecom	0.7
Retail — Home Furnishings	0.7
Finance — Leasing Companies	0.7
Networking Products	0.6
Finance — Mortgage Loan/Banker	0.6
Physical Therapy/Rehabilitation Centers	0.6
Electronic Parts Distribution	0.6
Aerospace/Defense — Equipment	0.6
Food — Canned	0.6
Real Estate Operations & Development	0.6
Oil — Field Services	0.6
Entertainment Software	0.6
Energy — Alternate Sources	0.5
Office Furnishings — Original	0.5
Rubber — Tires	0.5
Finance — Consumer Loans	0.5
Office Supplies & Forms	0.5
Printing — Commercial	0.5
Containers — Metal/Glass	0.5
Investment Management/Advisor Services	0.5
Diversified Manufacturing Operations	0.5
Medical — HMO	0.5
Tobacco	0.4
Environmental Consulting & Engineering	0.4
Physicians Practice Management	0.4
Food — Flour & Grain	0.4
Machinery — Construction & Mining	0.4
Oil Field Machinery & Equipment	0.4
Power Converter/Supply Equipment	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Schools	0.4
Retail — Restaurants	0.4
Consumer Products — Misc.	0.4
Chemicals — Fibers	0.4
Retail — Leisure Products	0.4

Telecom Services	0.4
Oil & Gas Drilling	0.4
Financial Guarantee Insurance	0.4
Gambling (Non-Hotel)	0.4
Retail — Pawn Shops	0.4
Auto — Truck Trailers	0.3
Semiconductor Components — Integrated Circuits	0.3
Diversified Financial Services	0.3
Water	0.3
Medical — Drugs	0.3
Hotels/Motels	0.3
Chemicals — Diversified	0.3
Paper & Related Products	0.3
Diversified Minerals	0.3
Retail — Hair Salons	0.3
Insurance — Multi-line	0.3
Auto/Truck Parts & Equipment — Original	0.3
Data Processing/Management	0.3
Distribution/Wholesale	0.3
Chemicals — Specialty	0.3
Telephone — Integrated	0.2
Independent Power Producers	0.2
Security Services	0.2
Travel Services	0.2
Banks — Mortgage	0.2
Semiconductor Equipment	0.2
Food — Wholesale/Distribution	0.2
Computers	0.2
Electric — Generation	0.2
Airlines	0.2
Containers — Paper/Plastic	0.2
Retail — Jewelry	0.2
Engines — Internal Combustion	0.2
Transport — Services	0.2
Wireless Equipment	0.2
Machinery — Farming	0.2
Medical — Wholesale Drug Distribution	0.2
Radio	0.1
Footwear & Related Apparel	0.1
E-Commerce/Services	0.1
Transport — Equipment & Leasing	0.1
Retail — Regional Department Stores	0.1
Transport — Air Freight	0.1
Diagnostic Kits	0.1
Wire & Cable Products	0.1
Applications Software	0.1
Respiratory Products	0.1
Therapeutics	0.1
Housewares	0.1
Investment Companies	0.1
Medical — Hospitals	0.1
Computers — Memory Devices	0.1
Telecommunication Equipment	0.1
Electronic Design Automation	0.1
Industrial Automated/Robotic	0.1
Enterprise Software/Service	0.1
Chemicals — Other	0.1
Commercial Services	0.1
Medical — Generic Drugs	0.1
Food — Catering	0.1

105.0%

*	Calculated as a percentage of net assets

72

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Aerospace/Defense - Equipment — 0.6%
AAR Corp.	39,400	$969,634
Curtiss-Wright Corp.	14,200	1,276,580
Moog, Inc., Class A†	15,100	890,749

		3,136,963

Airlines — 0.2%
Alaska Air Group, Inc.	14,700	992,691

Applications Software — 0.1%
Progress Software Corp.†	14,500	420,645

Auction Houses/Art Dealers — 1.0%
KAR Auction Services, Inc.	126,050	5,329,394

Auto - Truck Trailers — 0.3%
Wabash National Corp.†	127,200	1,774,440

Auto/Truck Parts & Equipment-Original — 0.3%
Dana, Inc.	102,200	1,473,724

Auto/Truck Parts & Equipment-Replacement — 0.4%
Douglas Dynamics, Inc.	62,500	2,005,000

Banks - Commercial — 13.8%
1st Source Corp.	19,020	673,118
American National Bankshares, Inc.	1,100	29,447
BancFirst Corp.	11,340	777,924
BancorpSouth, Inc.	65,800	1,638,420
Bank of Hawaii Corp.#	28,780	2,073,311
Banner Corp.	10,800	478,224
Bryn Mawr Bank Corp.	5,400	173,718
Capital Bank Financial Corp., Class A	40,900	1,280,579
Cascade Bancorp†	14,601	87,898
Cathay General Bancorp	143,090	4,495,888
Central Pacific Financial Corp.	85,200	2,180,268
Central Valley Community Bancorp	4,300	66,048
Century Bancorp, Inc., Class A	1,418	62,222
Citizens & Northern Corp.	3,400	73,508
City Holding Co.	25,500	1,290,045
CoBiz Financial, Inc.	8,100	106,353
Columbia Banking System, Inc.	9,573	316,292
Community Bank System, Inc.	23,880	1,133,106
Community Trust Bancorp, Inc.	21,518	793,154
Customers Bancorp, Inc.†	29,600	791,504
East West Bancorp, Inc.	2,173	80,705
FCB Financial Holdings, Inc., Class A†	64,700	2,478,010
Financial Institutions, Inc.	12,200	327,936
First BanCorp†	224,800	1,101,520
First Bancorp	5,300	106,265
First Busey Corp.	23,226	542,327
First Citizens BancShares, Inc., Class A	1,440	410,270
First Commonwealth Financial Corp.	213,800	2,182,898
First Community Bancshares, Inc.	10,600	254,082
First Financial Bancorp	18,998	414,156
First Financial Bankshares, Inc.#	13,360	489,243
First Financial Corp.	3,700	151,256
First Hawaiian, Inc.†	17,000	451,860
First Interstate BancSystem, Inc., Class A	15,600	479,544
Fulton Financial Corp.	62,200	899,412
Glacier Bancorp, Inc.	112,600	3,371,244
Great Southern Bancorp, Inc.	6,500	273,585
Great Western Bancorp, Inc.	26,100	893,664
Guaranty Bancorp	8,000	147,840
Hancock Holding Co.	213,521	6,967,190
Heartland Financial USA, Inc.	1,640	59,565
Heritage Financial Corp.	4,239	78,337
Hope Bancorp, Inc.	138,927	2,389,544
Independent Bank Corp.	3,700	60,347

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Kearny Financial Corp.	3,427	$46,916
Lakeland Bancorp, Inc.	10,873	148,416
Lakeland Financial Corp.	7,370	264,141
MainSource Financial Group, Inc.	29,400	709,422
Mercantile Bank Corp.	3,300	88,440
OFG Bancorp#	99,100	1,081,181
Pacific Continental Corp.	13,800	227,700
PacWest Bancorp	27,400	1,186,694
Park Sterling Corp.	9,275	78,652
Preferred Bank	3,100	108,655
Republic Bancorp, Inc., Class A	3,400	108,834
S&T Bancorp, Inc.	3,880	111,550
Sandy Spring Bancorp, Inc.	4,700	148,191
Sierra Bancorp	3,020	55,055
Southside Bancshares, Inc.	13,346	438,416
Southwest Bancorp, Inc.	21,380	418,620
State Bank Financial Corp.	10,100	232,906
Stock Yards Bancorp, Inc.	3,350	106,899
Suffolk Bancorp	3,020	106,757
Tompkins Financial Corp.	6,948	513,666
TriState Capital Holdings, Inc.†	4,500	67,343
Trustmark Corp.	62,400	1,769,664
UMB Financial Corp.	32,960	2,003,968
Umpqua Holdings Corp.	103,814	1,704,626
Union Bankshares Corp.	70,719	1,968,110
Univest Corp. of Pennsylvania	2,129	49,691
Valley National Bancorp	13,316	128,499
Washington Trust Bancorp, Inc.	6,680	281,562
Webster Financial Corp.	126,570	4,889,399
West Bancorporation, Inc.	6,980	137,017
Westamerica Bancorporation#	60,524	3,077,040
Western Alliance Bancorp†	2,732	104,417
Zions Bancorporation	177,600	5,432,784

		70,927,058

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.†	40,900	1,083,850

Building & Construction Products - Misc. — 0.0%
Gibraltar Industries, Inc.†	4,180	159,509

Building & Construction - Misc. — 0.0%
Comfort Systems USA, Inc.	4,400	124,916

Chemicals - Diversified — 0.3%
Innophos Holdings, Inc.	26,600	1,123,052
Innospec, Inc.	7,900	468,312

		1,591,364

Chemicals - Fibers — 0.4%
Rayonier Advanced Materials, Inc.#	155,400	1,911,420

Chemicals - Other — 0.1%
American Vanguard Corp.	16,500	278,025

Chemicals - Specialty — 0.3%
Minerals Technologies, Inc.	18,360	1,295,665

Commercial Services — 0.1%
RPX Corp.†	26,100	273,267

Commercial Services - Finance — 1.5%
EVERTEC, Inc.	308,215	5,258,148
WEX, Inc.†	26,880	2,669,453

		7,927,601

Computer Aided Design — 0.0%
Aspen Technology, Inc.†	5,200	236,392

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 0.8%
Convergys Corp.	34,300	$1,023,169
Insight Enterprises, Inc.†	35,900	1,098,540
Unisys Corp.†#	176,200	1,779,620

		3,901,329

Computers — 0.2%
Wincor Nixdorf AG ADR†	74,266	1,034,525

Computers - Integrated Systems — 0.9%
Diebold, Inc.	82,500	2,314,950
VeriFone Systems, Inc.†	108,500	2,154,810

		4,469,760

Computers - Memory Devices — 0.1%
Datalink Corp.†	36,700	357,458

Consulting Services — 0.9%
Franklin Covey Co.†	5,400	87,696
FTI Consulting, Inc.†	69,100	3,060,439
Huron Consulting Group, Inc.†	21,068	1,324,335

		4,472,470

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co., Class A†	64,860	1,572,855
CSS Industries, Inc.	13,900	354,033

		1,926,888

Containers - Metal/Glass — 0.5%
Silgan Holdings, Inc.	52,500	2,526,300

Containers - Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	64,410	923,639

Data Processing/Management — 0.3%
Fair Isaac Corp.	11,220	1,435,487

Diagnostic Kits — 0.1%
Quidel Corp.†#	30,100	655,277

Disposable Medical Products — 0.9%
STERIS PLC	68,295	4,827,091

Distribution/Wholesale — 0.3%
Essendant, Inc.	28,600	553,982
SiteOne Landscape Supply, Inc.†	5,000	191,200
Titan Machinery, Inc.†	53,600	574,056

		1,319,238

Diversified Financial Services — 0.3%
Ladder Capital Corp., Class A	128,500	1,706,480

Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	82,500	1,965,975
Federal Signal Corp.	35,100	460,161

		2,426,136

Diversified Minerals — 0.3%
US Silica Holdings, Inc.	39,300	1,542,525

Drug Delivery Systems — 0.0%
Revance Therapeutics, Inc.†#	4,300	60,415

E-Commerce/Services — 0.1%
RetailMeNot, Inc.†	63,500	718,185

Electric Products-Misc. — 0.0%
Graham Corp.	3,000	57,330

Electric - Distribution — 0.0%
Spark Energy, Inc., Class A#	3,800	110,162

Electric - Generation — 0.2%
Atlantic Power Corp.#	392,900	1,013,682

Security Description	Shares	Value (Note 2)

Electric - Integrated — 1.6%
Avista Corp.	43,580	$1,770,219
El Paso Electric Co.	52,200	2,385,018
NorthWestern Corp.	23,018	1,330,901
Portland General Electric Co.	58,000	2,442,380
Unitil Corp.	9,100	359,814

		8,288,332

Electronic Components - Misc. — 1.8%
Bel Fuse, Inc., Class B	18,775	431,262
Benchmark Electronics, Inc.†	117,421	2,832,194
Jabil Circuit, Inc.	159,000	3,369,210
Sanmina Corp.†	10,700	281,196
Stoneridge, Inc.†	27,200	471,376
Vishay Intertechnology, Inc.#	113,800	1,611,408

		8,996,646

Electronic Components - Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	50,900	1,072,463
Amkor Technology, Inc.†	131,400	1,195,740
InvenSense, Inc.†	121,600	904,704
IXYS Corp.	35,900	417,158
Rovi Corp.†	97,500	1,995,825

		5,585,890

Electronic Design Automation — 0.1%
Mentor Graphics Corp.	13,600	326,536

Electronic Parts Distribution — 0.6%
Tech Data Corp.†	42,400	3,147,776

Energy - Alternate Sources — 0.5%
REX American Resources Corp.†	34,100	2,743,004

Engineering/R&D Services — 0.8%
Argan, Inc.	6,300	301,203
EMCOR Group, Inc.	53,698	3,074,748
VSE Corp.	22,900	753,639

		4,129,590

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	47,200	897,272

Enterprise Software/Service — 0.1%
Benefitfocus, Inc.†#	7,300	294,847

Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	66,700	2,899,449

Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	63,500	2,241,550

Finance - Consumer Loans — 0.5%
Encore Capital Group, Inc.†	97,000	2,091,320
Nelnet, Inc., Class A	15,900	562,860

		2,654,180

Finance - Investment Banker/Broker — 1.1%
Cowen Group, Inc., Class A†#	127,200	477,000
Investment Technology Group, Inc.	13,454	206,923
KCG Holdings, Inc., Class A†	129,600	1,872,720
Oppenheimer Holdings, Inc., Class A	8,000	128,560
Stifel Financial Corp.†	78,250	3,079,137

		5,764,340

Finance - Leasing Companies — 0.7%
Air Lease Corp.	113,700	3,340,506
Marlin Business Services Corp.	5,700	107,160

		3,447,666

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.6%
Arlington Asset Investment Corp., Class A#	7,700	$114,576
CoreLogic, Inc.†	72,150	2,959,593
FNFV Group†	11,700	150,813

		3,224,982

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	231,300	1,864,278

Food - Canned — 0.6%
TreeHouse Foods, Inc.†	32,800	3,107,144

Food - Catering — 0.1%
US Foods Holding Corp.†	10,200	247,350

Food - Dairy Products — 0.0%
Dean Foods Co.	10,300	177,263

Food - Flour & Grain — 0.4%
Post Holdings, Inc.†	25,400	2,153,412

Food - Misc./Diversified — 1.5%
Darling Ingredients, Inc.†	92,500	1,302,400
J&J Snack Foods Corp.	18,200	2,220,400
Snyder’s-Lance, Inc.	120,050	4,242,567

		7,765,367

Food - Retail — 0.0%
Smart & Final Stores, Inc.†#	10,500	134,190

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	7,500	436,275
SpartanNash Co.	18,900	605,178

		1,041,453

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†#	86,000	722,400

Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc.†	107,180	1,859,573

Gas - Distribution — 1.2%
Northwest Natural Gas Co.	39,200	2,341,416
Southwest Gas Corp.	26,440	1,846,041
Spire, Inc.	31,300	2,025,110

		6,212,567

Hotels/Motels — 0.3%
La Quinta Holdings, Inc.†	142,100	1,641,255

Housewares — 0.1%
NACCO Industries, Inc., Class A	6,100	405,894

Human Resources — 2.8%
AMN Healthcare Services, Inc.†	47,780	1,731,069
Barrett Business Services, Inc.	27,800	1,297,148
Cross Country Healthcare, Inc.†	86,800	1,056,356
Korn/Ferry International	136,000	3,242,240
Resources Connection, Inc.	162,700	2,455,143
Team Health Holdings, Inc.†	103,400	3,443,220
TriNet Group, Inc.†	44,100	926,100

		14,151,276

Independent Power Producers — 0.2%
Dynegy, Inc.†	67,000	848,890
Ormat Technologies, Inc.	7,900	382,360

		1,231,250

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	11,300	305,213

Insurance - Life/Health — 0.9%
CNO Financial Group, Inc.	122,920	1,997,450

Security Description	Shares	Value (Note 2)

Insurance - Life/Health (continued)
Primerica, Inc.#	44,900	$2,556,157

		4,553,607

Insurance - Multi-line — 0.3%
Horace Mann Educators Corp.	41,180	1,505,129

Insurance - Property/Casualty — 1.2%
Arch Capital Group, Ltd.†	6,026	487,744
Global Indemnity PLC†	2,000	57,700
Hallmark Financial Services, Inc.†	12,900	136,353
Navigators Group, Inc.	6,300	591,948
ProAssurance Corp.	30,880	1,699,018
Selective Insurance Group, Inc.	79,500	3,172,050

		6,144,813

Insurance - Reinsurance — 1.6%
Argo Group International Holdings, Ltd.	23,800	1,350,412
Endurance Specialty Holdings, Ltd.	61,000	4,016,850
Essent Group, Ltd.†	103,650	2,755,017

		8,122,279

Internet Application Software — 0.0%
Bazaarvoice, Inc.†	42,610	170,440

Investment Companies — 0.1%
Acacia Research Corp.	64,100	383,318

Investment Management/Advisor Services — 0.5%
Artisan Partners Asset Management, Inc., Class A	92,830	2,427,505

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	7,000	104,440

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	3,400	95,064

Machinery - Construction & Mining — 0.4%
Hyster-Yale Materials Handling, Inc.	7,260	375,560
Joy Global, Inc.	64,600	1,762,288

		2,137,848

Machinery - Farming — 0.2%
AGCO Corp.	16,760	813,530

Machinery - General Industrial — 1.8%
DXP Enterprises, Inc.†	28,400	797,756
IDEX Corp.	33,000	3,083,520
Kadant, Inc.	17,800	954,792
Zebra Technologies Corp., Class A†	62,700	4,386,492

		9,222,560

Medical Instruments — 0.9%
Halyard Health, Inc.†	40,000	1,458,000
Integra LifeSciences Holdings Corp.†	33,500	2,895,070

		4,353,070

Medical Products — 0.9%
Haemonetics Corp.†	61,250	2,276,050
Integer Holdings Corp.†	80,433	1,946,479
SurModics, Inc.†	16,300	464,061

		4,686,590

Medical - Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†	10,200	245,616
Adverum Biotechnologies, Inc.†	1,300	4,654
AMAG Pharmaceuticals, Inc.†	11,500	274,045
Applied Genetic Technologies Corp.†	1,200	15,336
Ardelyx, Inc.†	36,700	365,899
Bio-Rad Laboratories, Inc., Class A†	16,500	2,455,365
Endocyte, Inc.†	76,000	226,480

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Epizyme, Inc.†	2,200	$16,082
Five Prime Therapeutics, Inc.†	7,800	343,044
Idera Pharmaceuticals, Inc.†#	292,800	559,248
Insmed, Inc.†	7,400	95,830
Karyopharm Therapeutics, Inc.†#	1,000	9,950
MacroGenics, Inc.†	2,500	74,525
Medicines Co.†#	24,900	975,333
Rigel Pharmaceuticals, Inc.†	106,600	359,242
Sage Therapeutics, Inc.†#	900	33,453
Ultragenyx Pharmaceutical, Inc.†	2,000	131,840
Versartis, Inc.†	23,400	290,160

		6,476,102

Medical - Drugs — 0.3%
ACADIA Pharmaceuticals, Inc.†#	6,100	195,993
Immune Design Corp.†	2,500	17,625
MyoKardia, Inc.†#	34,200	748,296
NantKwest, Inc.†#	12,900	104,361
Radius Health, Inc.†#	11,000	603,240

		1,669,515

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	14,100	267,900

Medical - HMO — 0.5%
Molina Healthcare, Inc.†	26,400	1,420,584
Triple-S Management Corp., Class B†	27,400	599,786
WellCare Health Plans, Inc.†	2,700	304,290

		2,324,660

Medical - Hospitals — 0.1%
Community Health Systems, Inc.†	34,100	364,188

Medical - Outpatient/Home Medical — 0.8%
Addus HomeCare Corp.†	10,800	258,984
Amsurg Corp.†	62,750	4,073,730

		4,332,714

Medical - Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	22,900	787,073

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	9,700	187,501

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.†	20,000	114,000

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,588	22,604

Networking Products — 0.6%
Black Box Corp.	55,362	772,300
NETGEAR, Inc.†	28,100	1,601,700
Polycom, Inc.†	73,100	909,364

		3,283,364

Office Furnishings - Original — 0.5%
Steelcase, Inc., Class A	180,400	2,695,176

Office Supplies & Forms — 0.5%
ACCO Brands Corp.†	255,600	2,556,000

Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.#	21,400	169,060
Parker Drilling Co.†	54,300	116,745
Seadrill, Ltd.†#	659,500	1,589,395

		1,875,200

Oil Companies - Exploration & Production — 3.8%
Bill Barrett Corp.†#	264,900	1,758,936

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Denbury Resources, Inc.#	331,500	$1,021,020
Diamondback Energy, Inc.†	33,515	3,192,304
Eclipse Resources Corp.†#	72,300	246,543
Encana Corp.	215,150	2,052,531
EP Energy Corp., Class A†#	92,400	380,688
Jones Energy, Inc., Class A†#	36,800	101,936
Oasis Petroleum, Inc.†	207,500	1,967,100
RSP Permian, Inc.†	49,710	1,941,175
Sanchez Energy Corp.†#	68,600	589,274
Unit Corp.†	46,700	798,103
Whiting Petroleum Corp.†	215,980	1,574,494
WPX Energy, Inc.†	313,685	3,764,220

		19,388,324

Oil Field Machinery & Equipment — 0.4%
Forum Energy Technologies, Inc.†	120,270	2,113,144

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	700	25,970
Alon USA Energy, Inc.	16,100	131,698

		157,668

Oil - Field Services — 0.6%
Archrock, Inc.	7,000	77,140
MRC Global, Inc.†	93,500	1,371,645
Pioneer Energy Services Corp.†	229,940	765,700
SEACOR Holdings, Inc.†#	13,100	770,018

		2,984,503

Paper & Related Products — 0.3%
Domtar Corp.	17,440	650,861
Schweitzer-Mauduit International, Inc.	23,100	907,368

		1,558,229

Physical Therapy/Rehabilitation Centers — 0.6%
HealthSouth Corp.	78,989	3,215,642

Physicians Practice Management — 0.4%
Healthways, Inc.†	86,600	2,165,866

Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	46,300	2,034,885

Printing - Commercial — 0.5%
ARC Document Solutions, Inc.†	35,100	118,638
Ennis, Inc.	14,700	243,726
Quad/Graphics, Inc.	80,100	2,169,909

		2,532,273

Racetracks — 0.0%
Speedway Motorsports, Inc.	7,200	128,808

Radio — 0.1%
Entercom Communications Corp., Class A	39,440	540,723
Radio One, Inc., Class D†	46,400	160,544
Saga Communications, Inc., Class A	666	27,086

		728,353

Real Estate Investment Trusts — 9.6%
AG Mtg. Investment Trust, Inc.	16,500	261,030
American Assets Trust, Inc.	4,100	181,630
Apartment Investment & Management Co., Class A	34,579	1,562,279
ARMOUR Residential REIT, Inc.#	39,000	867,360
Ashford Hospitality Trust, Inc.	156,980	1,094,151
Capstead Mtg. Corp.	179,800	1,783,616
CBL & Associates Properties, Inc.	63,540	906,716
Cedar Realty Trust, Inc.	48,200	364,874
CoreSite Realty Corp.	14,600	1,139,092

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
CYS Investments, Inc.	339,900	$2,994,519
DCT Industrial Trust, Inc.	59,360	2,891,426
DiamondRock Hospitality Co.	55,934	592,341
DuPont Fabros Technology, Inc.	12,200	517,280
EPR Properties	11,600	908,512
FelCor Lodging Trust, Inc.	124,700	886,617
First Industrial Realty Trust, Inc.	22,118	636,335
First Potomac Realty Trust	85,700	862,999
Franklin Street Properties Corp.	28,500	357,960
Getty Realty Corp.	25,646	603,450
Gladstone Commercial Corp.	12,800	230,400
Government Properties Income Trust#	80,000	1,864,000
Gramercy Property Trust	34,700	335,896
Highwoods Properties, Inc.	5,200	275,808
Hospitality Properties Trust	27,940	851,891
Hudson Pacific Properties, Inc.	99,600	3,333,612
InfraREIT, Inc.	37,300	704,970
Kite Realty Group Trust	21,300	615,144
LaSalle Hotel Properties	13,878	389,417
LTC Properties, Inc.	17,320	899,254
Mack-Cali Realty Corp.	22,300	619,048
Mid-America Apartment Communities, Inc.	2,477	232,813
Monogram Residential Trust, Inc.#	40,900	430,268
Outfront Media, Inc.	144,815	3,232,271
Parkway Properties, Inc.	237,500	4,275,000
Pebblebrook Hotel Trust#	22,500	675,900
Pennsylvania Real Estate Investment Trust	52,580	1,319,232
PennyMac Mortgage Investment Trust	209,500	3,192,780
Potlatch Corp.	32,200	1,219,414
PS Business Parks, Inc.	14,800	1,639,544
RAIT Financial Trust	80,900	254,026
RLJ Lodging Trust	55,700	1,300,038
Saul Centers, Inc.	2,100	139,188
Silver Bay Realty Trust Corp.	11,400	216,942
Sunstone Hotel Investors, Inc.	79,072	1,098,310
Taubman Centers, Inc.	2,400	186,408
Urstadt Biddle Properties, Inc., Class A	13,600	308,856
Washington Prime Group, Inc.†	1,053	14,468
Washington Real Estate Investment Trust	1,600	52,000

		49,319,085

Real Estate Operations & Development — 0.6%
Alexander & Baldwin, Inc.	24,200	971,146
Forestar Group, Inc.†#	79,600	998,980
St. Joe Co.†	57,300	1,082,397

		3,052,523

Resort/Theme Parks — 0.7%
SeaWorld Entertainment, Inc.	290,400	3,778,104

Respiratory Products — 0.1%
Inogen, Inc.†	7,100	411,942

Retail - Apparel/Shoe — 2.3%
Abercrombie & Fitch Co., Class A	115,200	2,043,648
Ascena Retail Group, Inc.†	484,550	3,944,237
Children’s Place, Inc.	33,850	2,755,390
Kate Spade & Co.†	160,608	2,996,945

		11,740,220

Retail - Building Products — 0.0%
At Home Group, Inc.†	2,500	38,125

Retail - Hair Salons — 0.3%
Regis Corp.†	120,600	1,515,942

Security Description	Shares	Value (Note 2)

Retail - Home Furnishings — 0.7%
Pier 1 Imports, Inc.#	767,000	$3,535,870

Retail - Jewelry — 0.2%
Movado Group, Inc.	39,600	898,920

Retail - Leisure Products — 0.4%
Party City Holdco, Inc.†	108,700	1,893,554

Retail - Pawn Shops — 0.4%
Cash America International, Inc.	27,400	1,192,722
EZCORP, Inc., Class A†	59,400	614,790

		1,807,512

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	11,740	707,218

Retail - Restaurants — 0.4%
Bob Evans Farms, Inc.	21,000	861,000
Jack in the Box, Inc.	3,300	328,218
Ruby Tuesday, Inc.†	11,200	34,048
Ruth’s Hospitality Group, Inc.	47,972	717,661

		1,940,927

Rubber - Tires — 0.5%
Cooper Tire & Rubber Co.	78,700	2,675,013

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	9,658	138,592

Satellite Telecom — 0.7%
DigitalGlobe, Inc.†	126,900	3,437,721
Intelsat SA†#	36,900	99,630

		3,537,351

Savings & Loans/Thrifts — 2.6%
BankFinancial Corp.	4,200	51,828
Beneficial Bancorp, Inc.	157,758	2,378,991
Brookline Bancorp, Inc.	13,200	157,608
Charter Financial Corp.	46,000	604,900
First Defiance Financial Corp.	6,000	272,940
Flushing Financial Corp.	25,700	595,983
Investors Bancorp, Inc.	171,300	2,098,425
Meridian Bancorp, Inc.	57,800	902,836
Northfield Bancorp, Inc.	103,800	1,649,382
OceanFirst Financial Corp.	1,520	30,126
Oritani Financial Corp.	15,900	255,513
Sterling Bancorp	195,000	3,480,750
Territorial Bancorp, Inc.	2,800	79,968
United Financial Bancorp, Inc.	17,000	237,830
Waterstone Financial, Inc.	15,600	263,640
WSFS Financial Corp.	13,374	520,249

		13,580,969

Schools — 0.4%
DeVry Education Group, Inc.#	49,500	1,140,480
K12, Inc.†	71,200	850,840

		1,991,320

Security Services — 0.2%
Ascent Capital Group, Inc., Class A†	49,600	1,151,216

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	5,900	104,253

Semiconductor Components - Integrated Circuits — 0.3%
Cypress Semiconductor Corp.	146,522	1,748,007

Semiconductor Equipment — 0.2%
Ultra Clean Holdings, Inc.†	13,100	95,237

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Xcerra Corp.†	167,000	$978,620

		1,073,857

Steel - Producers — 1.0%
AK Steel Holding Corp.†	211,800	944,628
Carpenter Technology Corp.	43,800	1,589,064
Ryerson Holding Corp.†	27,400	331,266
Schnitzer Steel Industries, Inc., Class A	35,100	659,178
Worthington Industries, Inc.	41,040	1,760,616

		5,284,752

Telecom Services — 0.4%
EarthLink Holdings Corp.	54,200	345,254
Spok Holdings, Inc.	6,100	100,955
West Corp.	61,300	1,436,259

		1,882,468

Telecommunication Equipment — 0.1%
Comtech Telecommunications Corp.	26,400	340,296

Telephone - Integrated — 0.2%
Windstream Holdings, Inc.#	148,500	1,263,735

Television — 0.0%
Central European Media Enterprises, Ltd., Class A†#	26,400	62,304

Therapeutics — 0.1%
Cara Therapeutics, Inc.†#	6,900	37,398
Seres Therapeutics, Inc.†#	13,200	138,204
Voyager Therapeutics, Inc.†	18,500	225,145
Zafgen, Inc.†	2,500	7,475

		408,222

Tobacco — 0.4%
Alliance One International, Inc.†#	4,900	104,027
Universal Corp.	36,400	2,190,188

		2,294,215

Toys — 0.0%
JAKKS Pacific, Inc.†#	20,700	190,647

Transport - Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	18,700	694,518

Transport - Equipment & Leasing — 0.1%
AMERCO	800	274,968
Greenbrier Cos., Inc.#	13,000	440,570

		715,538

Transport - Marine — 0.8%
Kirby Corp.†	78,000	4,063,800

Transport - Services — 0.2%
Matson, Inc.	23,000	887,570

Transport - Truck — 1.4%
ArcBest Corp.	37,820	692,484
Knight Transportation, Inc.	99,250	2,788,925
Landstar System, Inc.	45,900	3,177,657
USA Truck, Inc.†	55,200	612,720

		7,271,786

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	53,200	1,107,092

Water — 0.3%
American States Water Co.	28,300	1,103,134
California Water Service Group	19,560	596,384

		1,699,518

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.8%
Endurance International Group Holdings, Inc.†	506,138	$4,023,797

Wire & Cable Products — 0.1%
General Cable Corp.	32,900	530,677

Wireless Equipment — 0.2%
InterDigital, Inc.	11,800	842,638

Total Common Stocks (cost $423,667,656)		482,976,224

WARRANTS — 0.0%
Finance other services — 0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75) (cost $0)†(14)	994	0

Total Long-Term Investment Securities
(cost $423,667,656)		482,976,224

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 5.1%
State Street Navigator Securities Lending Prime Portfolio 0.43%(2)(3) (cost $26,117,305)	26,117,305	26,117,305

REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 08/31/2016, to be repurchased 09/01/2016 in the amount of $30,404,008 collateralized by $29,460,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $31,015,164 (cost $30,404,000)	$30,404,000	30,404,000

TOTAL INVESTMENTS
(cost $480,188,961)(1)	105.0%	539,497,529
Liabilities in excess of other assets	(5.0)	(25,714,423)

NET ASSETS	100.0%	$513,783,106

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At August 31, 2016, the Fund had loaned securities with a total value of $27,746,303. This was secured by collateral of $26,117,305, which was received in cash and subsequently invested in short-term investments currently valued at $26,117,305 as reported in the Portfolio of Investments. Additional collateral of $2,937,119 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Notes/Bonds	0.13% to 8.88%	01/31/2017 to 05/15/2046	$2,937,119

(3)	The rate shown is a 7-day yield as of August 31, 2016.

ADR—American Depositary Receipt

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
91	Long	Russell 2000 E-Mini Index	September 2016	$11,205,602	$11,273,080	$67,478

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$482,976,224	$—	$—	$482,976,224
Warrants	—	0	—	0
Short-Term Investment Securities	26,117,305	—	—	26,117,305
Repurchase Agreements	—	30,404,000	—	30,404,000

Total Investments at Value	$509,093,529	$30,404,000	$—	$539,497,529

Other Financial Instruments:+
Futures Contracts . . . . . . . . . . . . . . . . . . . .	$67,478	$—	$—	$67,478

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The	Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

79

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.9%
Medical — Biomedical/Gene	4.1
Banks — Super Regional	3.8
Applications Software	3.5
Cosmetics & Toiletries	3.4
Web Portals/ISP	3.4
Electronic Components — Semiconductors	3.1
Finance — Credit Card	3.0
Oil Companies — Exploration & Production	2.9
Beverages — Non-alcoholic	2.8
U.S. Government Treasuries	2.4
Diagnostic Equipment	2.4
Computer Services	2.3
Insurance — Reinsurance	2.1
Internet Content — Entertainment	1.9
Insurance — Multi-line	1.8
Medical — Drugs	1.7
Multimedia	1.7
Medical Products	1.5
Medical — HMO	1.5
Food — Misc./Diversified	1.5
Retail — Restaurants	1.4
Enterprise Software/Service	1.4
Cable/Satellite TV	1.3
Networking Products	1.3
Banks — Commercial	1.3
Commercial Services — Finance	1.2
Oil — Field Services	1.2
Diversified Manufacturing Operations	1.1
Electric — Integrated	1.1
Insurance — Life/Health	1.1
Transport — Rail	1.1
Semiconductor Components — Integrated Circuits	1.1
Pipelines	1.0
Transport — Services	1.0
Investment Management/Advisor Services	1.0
Retail — Major Department Stores	0.9
Medical — Wholesale Drug Distribution	0.9
Computers — Memory Devices	0.8
Repurchase Agreements	0.8
Commercial Services	0.8
Registered Investment Companies	0.7
Retail — Apparel/Shoe	0.7
Electric — Distribution	0.6
Retail — Building Products	0.6
Apparel Manufacturers	0.6
Retail — Drug Store	0.6
Finance — Other Services	0.6
Consumer Products — Misc.	0.6
Auto — Cars/Light Trucks	0.6
Machinery — Construction & Mining	0.6
Industrial Gases	0.5
Telephone — Integrated	0.5
Data Processing/Management	0.5
E-Commerce/Services	0.5
Airlines	0.4
Electric Products — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Gas — Distribution	0.4
Food — Retail	0.4
Electronic Forms	0.4
Semiconductor Equipment	0.4
Retail — Discount	0.4
Pharmacy Services	0.4
Medical Instruments	0.4
Hotels/Motels	0.3
Machinery — Farming	0.3
Electronic Measurement Instruments	0.3
Home Decoration Products	0.3

Electronic Components — Misc.	0.3
Insurance — Property/Casualty	0.3
Non-Hazardous Waste Disposal	0.3
Oil Refining & Marketing	0.3
Banks — Fiduciary	0.3
Paper & Related Products	0.3
Finance — Investment Banker/Broker	0.3
Medical — Generic Drugs	0.3
Insurance Brokers	0.3
Chemicals — Diversified	0.2
Auto — Heavy Duty Trucks	0.2
Vitamins & Nutrition Products	0.2
Retail — Regional Department Stores	0.2
Oil Field Machinery & Equipment	0.2
Advertising Agencies	0.2
Entertainment Software	0.2
Diversified Operations	0.2
Dental Supplies & Equipment	0.2
Electronic Security Devices	0.2
Computers	0.2
Medical — Hospitals	0.2
Medical Labs & Testing Services	0.2
E-Commerce/Products	0.2
Retail — Auto Parts	0.2
Industrial Automated/Robotic	0.2
Engines — Internal Combustion	0.2
Tools — Hand Held	0.2
Building Products — Cement	0.2
Agricultural Chemicals	0.2
Textile — Home Furnishings	0.1
Finance — Consumer Loans	0.1
Medical Information Systems	0.1
Television	0.1
Aerospace/Defense	0.1
Oil Companies — Integrated	0.1
Containers — Paper/Plastic	0.1
Steel — Producers	0.1
Appliances	0.1
Office Automation & Equipment	0.1
Water	0.1
Distribution/Wholesale	0.1
Retail — Perfume & Cosmetics	0.1
Food — Confectionery	0.1
Electronic Connectors	0.1
Telecom Services	0.1
Wireless Equipment	0.1
Toys	0.1
Building Products — Wood	0.1
Cruise Lines	0.1

100.6%

*	Calculated as a percentage of net assets

80

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.7%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	19,110	$1,645,944

Aerospace/Defense — 0.1%
TransDigm Group, Inc.†	3,484	993,602

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	17,081	444,106
Mosaic Co.	24,573	738,910

		1,183,016

Airlines — 0.4%
American Airlines Group, Inc.	23,983	870,583
Delta Air Lines, Inc.	28,016	1,029,588
Southwest Airlines Co.	30,771	1,134,834
United Continental Holdings, Inc.†	7,821	394,257

		3,429,262

Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	41,403	1,098,836
Michael Kors Holdings, Ltd.†	4,294	210,191
Under Armour, Inc., Class C†	20,491	730,504
VF Corp.	43,935	2,726,167

		4,765,698

Appliances — 0.1%
Whirlpool Corp.	4,351	777,263

Applications Software — 3.5%
Citrix Systems, Inc.†	3,558	310,258
Intuit, Inc.	12,501	1,393,236
Microsoft Corp.	382,582	21,983,162
Red Hat, Inc.†	1,310	95,604
Salesforce.com, Inc.†	30,739	2,441,291

		26,223,551

Auto - Cars/Light Trucks — 0.6%
Ford Motor Co.	341,193	4,299,032

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	29,524	1,766,716

Auto/Truck Parts & Equipment - Original — 0.4%
Delphi Automotive PLC	15,439	1,090,920
Johnson Controls, Inc.	51,485	2,259,162

		3,350,082

Banks - Commercial — 1.3%
BB&T Corp.	137,108	5,278,658
M&T Bank Corp.#	30,038	3,554,396
Regions Financial Corp.	74,610	743,862

		9,576,916

Banks - Fiduciary — 0.3%
Citizens Financial Group, Inc.	28,688	710,602
Northern Trust Corp.	18,835	1,329,562

		2,040,164

Banks - Super Regional — 3.8%
Capital One Financial Corp.	61,326	4,390,942
Comerica, Inc.	14,387	680,361
Fifth Third Bancorp	155,600	3,136,896
Huntington Bancshares, Inc.	42,795	428,378
KeyCorp	51,718	649,578
PNC Financial Services Group, Inc.	78,821	7,101,772
SunTrust Banks, Inc.	46,114	2,032,244
US Bancorp	241,162	10,647,302

		29,067,473

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 2.8%
Dr Pepper Snapple Group, Inc.	15,893	$1,489,174
Monster Beverage Corp.†	5,396	830,391
PepsiCo, Inc.	174,856	18,665,878

		20,985,443

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	1,296	237,207
Vulcan Materials Co.	8,500	967,895

		1,205,102

Building Products - Wood — 0.1%
Masco Corp.	12,078	428,527

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	148,713	9,705,010

Chemicals - Diversified — 0.2%
Eastman Chemical Co.	19,559	1,327,860
LyondellBasell Industries NV, Class A	7,556	596,093

		1,923,953

Chemicals - Specialty — 0.0%
International Flavors & Fragrances, Inc.	451	62,500

Commercial Services — 0.8%
Cintas Corp.	7,876	925,509
Ecolab, Inc.	29,042	3,573,618
Nielsen Holdings PLC	22,844	1,217,128

		5,716,255

Commercial Services - Finance — 1.2%
Automatic Data Processing, Inc.	44,099	3,960,531
H&R Block, Inc.	2,355	51,010
PayPal Holdings, Inc.†	77,368	2,874,221
S&P Global, Inc.	17,393	2,148,731

		9,034,493

Computer Aided Design — 0.0%
Autodesk, Inc.†	4,946	333,360

Computer Services — 2.3%
Accenture PLC, Class A	39,908	4,589,420
Cognizant Technology Solutions Corp., Class A†	24,122	1,385,568
Hewlett Packard Enterprise Co.	80,682	1,733,049
International Business Machines Corp.	63,003	10,009,917

		17,717,954

Computers — 0.2%
HP, Inc.	106,712	1,533,451

Computers - Memory Devices — 0.8%
EMC Corp.	153,484	4,449,501
NetApp, Inc.	7,026	243,029
Seagate Technology PLC	19,573	660,393
Western Digital Corp.	11,717	546,833

		5,899,756

Consumer Products - Misc. — 0.6%
Kimberly-Clark Corp.	33,770	4,324,586

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	7,872	371,007
WestRock Co.	9,939	476,078

		847,085

Cosmetics & Toiletries — 3.4%
Colgate-Palmolive Co.	108,412	8,059,348
Procter & Gamble Co.	201,049	17,553,588

		25,612,936

81

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,489	$390,323

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	22,615	1,794,048
Fiserv, Inc.†	16,641	1,714,855
Paychex, Inc.	4,220	256,027

		3,764,930

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	25,202	1,548,915

Diagnostic Equipment — 2.4%
Abbott Laboratories	170,870	7,179,958
Danaher Corp.	75,896	6,178,693
Thermo Fisher Scientific, Inc.	29,715	4,522,326

		17,880,977

Distribution/Wholesale — 0.1%
Fastenal Co.	15,084	650,271

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	41,717	2,775,849
Illinois Tool Works, Inc.	34,689	4,122,788
Parker-Hannifin Corp.	7,312	895,939
Pentair PLC#	14,110	903,746

		8,698,322

Diversified Operations — 0.2%
Leucadia National Corp.	83,380	1,596,727

E-Commerce/Products — 0.2%
eBay, Inc.†	44,453	1,429,608

E-Commerce/Services — 0.5%
Expedia, Inc.	2,780	303,354
Priceline Group, Inc.†	2,304	3,264,146

		3,567,500

Electric Products - Misc. — 0.4%
Emerson Electric Co.	64,491	3,397,386

Electric - Distribution — 0.6%
PPL Corp.	138,095	4,802,944

Electric - Integrated — 1.1%
CMS Energy Corp.	58,662	2,462,044
Eversource Energy	62,210	3,357,474
WEC Energy Group, Inc.	45,949	2,751,426

		8,570,944

Electronic Components - Misc. — 0.3%
Corning, Inc.	75,556	1,714,365
Garmin, Ltd.#	15,409	756,274

		2,470,639

Electronic Components - Semiconductors — 3.1%
Broadcom, Ltd.	19,562	3,451,128
Intel Corp.	298,411	10,709,971
Microchip Technology, Inc.#	7,483	463,272
Micron Technology, Inc.†	39,222	646,771
NVIDIA Corp.	23,771	1,458,113
Qorvo, Inc.†	3,633	208,643
Skyworks Solutions, Inc.	4,213	315,385
Texas Instruments, Inc.	86,464	6,012,707

		23,265,990

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	9,019	573,338

Security Description	Shares	Value (Note 2)

Electronic Forms — 0.4%
Adobe Systems, Inc.†	31,442	$3,216,831

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	10,958	514,807
Fortive Corp.	37,948	1,998,721

		2,513,528

Electronic Security Devices — 0.2%
Johnson Controls International PLC†	35,210	1,537,973

Engines - Internal Combustion — 0.2%
Cummins, Inc.	10,180	1,278,710

Enterprise Software/Service — 1.4%
CA, Inc.	12,277	416,313
Oracle Corp.	239,851	9,886,658

		10,302,971

Entertainment Software — 0.2%
Activision Blizzard, Inc.	18,813	778,294
Electronic Arts, Inc.†	10,628	863,312

		1,641,606

Finance - Consumer Loans — 0.1%
Synchrony Financial	40,161	1,117,681

Finance - Credit Card — 3.0%
American Express Co.	57,742	3,786,720
Discover Financial Services	32,069	1,924,140
MasterCard, Inc., Class A	69,605	6,725,931
Visa, Inc., Class A	130,424	10,551,302

		22,988,093

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	62,836	1,976,821

Finance - Other Services — 0.6%
CME Group, Inc.	24,376	2,641,140
Intercontinental Exchange, Inc.	6,614	1,865,280

		4,506,420

Food - Confectionery — 0.1%
J.M. Smucker Co.	4,413	625,719

Food - Misc./Diversified — 1.5%
Campbell Soup Co.	19,737	1,198,431
General Mills, Inc.	81,087	5,742,581
Kraft Heinz Co.	47,217	4,225,449

		11,166,461

Food - Retail — 0.4%
Kroger Co.	102,481	3,278,367

Gas - Distribution — 0.4%
CenterPoint Energy, Inc.	107,674	2,419,435
NiSource, Inc.	36,845	882,069

		3,301,504

Home Decoration Products — 0.3%
Newell Brands, Inc.	46,592	2,473,103

Hotels/Motels — 0.3%
Marriott International, Inc., Class A#	24,363	1,737,813
Wyndham Worldwide Corp.	12,248	867,036

		2,604,849

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	11,351	1,315,921

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	25,402	3,953,059

82

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Aon PLC	4,393	$489,161
Marsh & McLennan Cos., Inc.	16,907	1,143,420
Willis Towers Watson PLC	2,553	316,597

		1,949,178

Insurance - Life/Health — 1.1%
Aflac, Inc.	35,412	2,626,862
Lincoln National Corp.	8,769	421,175
Principal Financial Group, Inc.#	11,542	566,366
Prudential Financial, Inc.	59,207	4,699,852

		8,314,255

Insurance - Multi-line — 1.8%
Allstate Corp.	37,523	2,587,586
Chubb, Ltd.	57,899	7,349,120
Cincinnati Financial Corp.	6,024	464,511
Hartford Financial Services Group, Inc.	20,221	830,476
Loews Corp.	55,265	2,313,393

		13,545,086

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	20,300	2,409,813

Insurance - Reinsurance — 2.1%
Berkshire Hathaway, Inc., Class B†	107,368	16,157,810

Internet Content - Entertainment — 1.9%
Facebook, Inc., Class A†	98,706	12,448,801
Netflix, Inc.†	16,809	1,638,037

		14,086,838

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	12,211	1,234,288
BlackRock, Inc.	11,861	4,421,899
Franklin Resources, Inc.	20,511	748,652
Invesco, Ltd.	13,676	426,554
T. Rowe Price Group, Inc.	7,505	521,898

		7,353,291

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.#	52,057	4,266,071

Machinery - Farming — 0.3%
Deere & Co.	30,086	2,543,771

Machinery - General Industrial — 0.0%
Roper Technologies, Inc.	1,163	206,491

Medical Information Systems — 0.1%
Cerner Corp.†	16,416	1,059,489

Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	15,364	1,769,318
St. Jude Medical, Inc.	15,518	1,209,163

		2,978,481

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	7,191	984,664
Quest Diagnostics, Inc.	5,800	480,356

		1,465,020

Medical Products — 1.5%
Becton Dickinson and Co.	38,867	6,887,621
Stryker Corp.	39,963	4,622,121

		11,509,742

Medical - Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	16,295	2,050,889
Amgen, Inc.	56,037	9,529,652

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Biogen, Inc.†	12,242	$3,741,522
Celgene Corp.†	53,531	5,713,899
Gilead Sciences, Inc.	76,845	6,023,111
Illumina, Inc.†	6,349	1,068,791
Regeneron Pharmaceuticals, Inc.†	4,165	1,634,971
Vertex Pharmaceuticals, Inc.†	14,151	1,337,411

		31,100,246

Medical - Drugs — 1.7%
AbbVie, Inc.	153,802	9,858,708
Zoetis, Inc.	62,084	3,172,493

		13,031,201

Medical - Generic Drugs — 0.3%
Mylan NV†	28,444	1,204,888
Perrigo Co. PLC#	8,279	753,306

		1,958,194

Medical - HMO — 1.5%
Humana, Inc.	9,726	1,738,134
UnitedHealth Group, Inc.	70,785	9,630,299

		11,368,433

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	19,984	1,509,791

Medical - Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	17,803	1,548,327
Cardinal Health, Inc.	31,658	2,522,193
McKesson Corp.	13,419	2,477,416

		6,547,936

Multimedia — 1.7%
Twenty-First Century Fox, Inc., Class A	50,956	1,250,460
Twenty-First Century Fox, Inc., Class B	49,618	1,233,007
Viacom, Inc., Class B	17,767	716,721
Walt Disney Co.	100,359	9,479,911

		12,680,099

Networking Products — 1.3%
Cisco Systems, Inc.	305,307	9,598,852

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	42,928	2,168,723

Office Automation & Equipment — 0.1%
Xerox Corp.	69,111	680,743

Oil Companies - Exploration & Production — 2.9%
Anadarko Petroleum Corp.	35,536	1,900,110
Apache Corp.	24,537	1,219,489
Cabot Oil & Gas Corp.	16,625	409,474
Devon Energy Corp.	34,331	1,487,562
EOG Resources, Inc.	30,897	2,734,075
EQT Corp.	7,872	562,848
Hess Corp.	47,123	2,558,779
Marathon Oil Corp.	165,552	2,486,591
Noble Energy, Inc.	20,412	703,806
Occidental Petroleum Corp.	86,573	6,653,135
Pioneer Natural Resources Co.#	6,458	1,156,305

		21,872,174

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.#	34,888	932,207

Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	51,004	1,710,674

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	12,202	$518,707
Phillips 66	16,995	1,333,258
Valero Energy Corp.	5,183	286,879

		2,138,844

Oil - Field Services — 1.2%
Baker Hughes, Inc.	31,181	1,531,923
Schlumberger, Ltd.	94,538	7,468,502

		9,000,425

Paper & Related Products — 0.3%
International Paper Co.	41,685	2,021,306

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	42,087	3,059,725

Pipelines — 1.0%
Kinder Morgan, Inc.	109,565	2,393,995
ONEOK, Inc.	25,861	1,212,622
Spectra Energy Corp.	113,451	4,041,125

		7,647,742

Real Estate Investment Trusts — 5.9%
American Tower Corp.	59,738	6,773,094
AvalonBay Communities, Inc.	8,787	1,537,813
Boston Properties, Inc.	4,161	583,081
Crown Castle International Corp.	46,061	4,365,201
Digital Realty Trust, Inc.#	5,391	534,194
Equinix, Inc.	4,741	1,747,770
Equity Residential	15,787	1,024,103
Essex Property Trust, Inc.	799	181,453
General Growth Properties, Inc.	35,364	1,030,507
HCP, Inc.	63,567	2,500,090
Host Hotels & Resorts, Inc.	83,156	1,481,840
Prologis, Inc.	35,578	1,889,548
Public Storage	11,458	2,565,905
Realty Income Corp.	11,177	734,664
Simon Property Group, Inc.	35,226	7,590,146
Ventas, Inc.	39,584	2,876,569
Vornado Realty Trust	12,768	1,319,062
Welltower, Inc.	31,049	2,383,011
Weyerhaeuser Co.	106,431	3,389,827

		44,507,878

Retail - Apparel/Shoe — 0.7%
Coach, Inc.	24,099	920,100
L Brands, Inc.	26,870	2,047,763
Ross Stores, Inc.	35,761	2,225,764

		5,193,627

Retail - Auto Parts — 0.2%
O’Reilly Automotive, Inc.†	5,028	1,407,589

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,681	216,995

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	62,390	4,776,578

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	7,266	279,596

Retail - Discount — 0.4%
Dollar General Corp.	23,493	1,724,621
Dollar Tree, Inc.†	16,210	1,340,567

		3,065,188

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	58,672	4,735,417

Security Description	Shares	Value (Note 2)

Retail - Jewelry — 0.0%
Tiffany & Co.#	1,850	$132,034

Retail - Major Department Stores — 0.9%
TJX Cos., Inc.	87,621	6,785,370

Retail - Office Supplies — 0.0%
Staples, Inc.	30,753	263,246

Retail - Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,547	629,644

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	19,822	879,700
Macy’s, Inc.	23,549	852,003

		1,731,703

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†#	725	299,954
Darden Restaurants, Inc.	6,709	413,543
Starbucks Corp.	113,005	6,354,271
Yum! Brands, Inc.	37,577	3,408,610

		10,476,378

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	29,212	1,827,503
QUALCOMM, Inc.	100,398	6,332,102

		8,159,605

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	64,853	1,935,214
KLA-Tencor Corp.	17,343	1,201,176

		3,136,390

Steel - Producers — 0.1%
Nucor Corp.	16,480	799,445

Telecom Services — 0.1%
Level 3 Communications, Inc.†	10,841	538,039

Telephone - Integrated — 0.5%
CenturyLink, Inc.	101,001	2,807,828
Frontier Communications Corp.#	223,976	1,030,289

		3,838,117

Television — 0.1%
CBS Corp., Class B	19,927	1,016,875

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,332	1,134,543

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,046	1,243,192

Toys — 0.1%
Mattel, Inc.	13,206	437,515

Transport - Rail — 1.1%
CSX Corp.	52,381	1,481,335
Norfolk Southern Corp.	17,912	1,681,937
Union Pacific Corp.	53,201	5,082,291

		8,245,563

Transport - Services — 1.0%
United Parcel Service, Inc., Class B	68,007	7,427,725

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	20,472	1,741,553

Water — 0.1%
American Water Works Co., Inc.	9,183	679,450

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	16,446	12,989,873

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
Alphabet, Inc., Class C†	13,440	$10,309,152
Yahoo!, Inc.†	49,585	2,119,759

		25,418,784

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,303	485,268

Total Long-Term Investment Securities
(cost $590,802,911)		732,233,519

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Prime Portfolio 0.43%(1)(2)	5,529,983	5,529,983

U.S. Government Treasuries — 2.4%
United States Treasury Bills
0.22% due 09/22/2016(3)	$3,200,000	3,199,619
0.26% due 09/08/2016	5,000,000	4,999,820
0.27% due 09/15/2016	5,000,000	4,999,610
0.27% due 09/22/2016(3)	5,000,000	4,999,405

		18,198,454

Total Short-Term Investment Securities
(cost $23,728,031)		23,728,437

REPURCHASE AGREEMENTS — 0.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(4) (cost $5,764,000)	$5,764,000	5,764,000

Security Description	Principal Amount	Value (Note 2)

TOTAL INVESTMENTS
(cost $620,294,942)(5)	100.6%	761,725,956
Liabilities in excess of other assets	(0.6)	(4,905,400)

NET ASSETS	100.0%	$756,820,556

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At August 31, 2016, the Fund had loaned securities with a total value of $9,559,193. This was secured by collateral of $5,529,983, which was received in cash and subsequently invested in short-term investments currently valued at $5,529,983 as reported in the Portfolio of Investments. Additional collateral of $4,576,080 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	09/15/2016 to 05/25/2017	$4,787
United States Treasury Notes/Bonds	zero coupon to 8.88%	09/15/2016 to 05/15/2046	4,571,293

(2)	The rate shown is the 7-day yield as of August 31, 2016.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2016	Unrealized Appreciation (Depreciation)
261	Long	S&P 500 E-mini Index	September 2016	$27,084,130	$28,311,975	$1,227,845

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$732,233,519	$—	$—	$732,233,519
Short-Term Investment Securities:
Registered Investment Companies	5,529,983	—	—	5,529,983
U.S. Government Treasuries	—	18,198,454	—	18,198,454
Repurchase Agreements	—	5,764,000	—	5,764,000

Total Investments at Value	$737,763,502	$23,962,454	$—	$761,725,956

Other Financial Instruments:+
Futures Contracts	$1,227,845	$—	$—	$1,227,845

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The	Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	11.0%
Sovereign	8.7
Federal Home Loan Mtg. Corp.	8.4
Time Deposits	8.1
Diversified Banking Institutions	4.5
United States Treasury Notes	4.0
Government National Mtg. Assoc.	3.2
Banks — Commercial	2.7
Oil Companies — Exploration & Production	2.5
Electric — Integrated	2.3
Pipelines	2.2
Cable/Satellite TV	2.2
Registered Investment Companies	2.1
Telephone — Integrated	2.0
United States Treasury Bonds	1.7
Diversified Financial Services	1.7
Cellular Telecom	1.3
Medical — Hospitals	1.3
Auto — Cars/Light Trucks	1.2
Oil Companies — Integrated	1.2
Paper & Related Products	0.9
Computers	0.8
Steel — Producers	0.8
Satellite Telecom	0.7
Finance — Consumer Loans	0.7
Finance — Auto Loans	0.7
Oil Refining & Marketing	0.7
Real Estate Investment Trusts	0.6
Brewery	0.6
Savings & Loans/Thrifts	0.6
Casino Hotels	0.6
Computer Services	0.5
Insurance — Multi — line	0.5
Insurance — Life/Health	0.5
Printing — Commercial	0.5
Medical — Drugs	0.5
Containers — Metal/Glass	0.5
Building — Residential/Commercial	0.5
Food — Retail	0.4
Electronic Components — Semiconductors	0.4
Medical — HMO	0.4
Electric — Generation	0.4
Banks — Super Regional	0.4
Aerospace/Defense — Equipment	0.4
Chemicals — Diversified	0.4
Independent Power Producers	0.4
Investment Management/Advisor Services	0.4
Finance — Other Services	0.4
Telecom Services	0.4
Diversified Manufacturing Operations	0.3
Food — Misc./Diversified	0.3
Airlines	0.3
Oil — Field Services	0.3
Banks — Fiduciary	0.3
Retail — Restaurants	0.3
Gambling (Non — Hotel)	0.3
Internet Connectivity Services	0.3
Diversified Minerals	0.3
Medical Labs & Testing Services	0.3
Aerospace/Defense	0.3
Metal — Diversified	0.3
Finance — Leasing Companies	0.3
Rental Auto/Equipment	0.3
Industrial Gases	0.3
Wire & Cable Products	0.3
Containers — Paper/Plastic	0.3
Medical — Biomedical/Gene	0.3
Retail — Drug Store	0.3
Coal	0.3

Food — Meat Products	0.3
Financial Guarantee Insurance	0.3
Insurance — Reinsurance	0.3
Networking Products	0.2
Real Estate Operations & Development	0.2
Electric — Distribution	0.2
Airport Development/Maintenance	0.2
Food — Dairy Products	0.2
Insurance — Mutual	0.2
Building Products — Wood	0.2
Auto — Heavy Duty Trucks	0.2
Finance — Mortgage Loan/Banker	0.2
Broadcast Services/Program	0.2
Computers — Integrated Systems	0.2
Internet Content — Entertainment	0.2
Energy — Alternate Sources	0.2
Publishing — Periodicals	0.2
Applications Software	0.2
Building & Construction — Misc.	0.2
Machinery — Farming	0.2
Real Estate Management/Services	0.2
Cruise Lines	0.2
Metal — Aluminum	0.2
Chemicals — Plastics	0.2
Metal — Copper	0.2
Publishing — Newspapers	0.2
Enterprise Software/Service	0.2
Batteries/Battery Systems	0.2
Metal Processors & Fabrication	0.2
Telecommunication Equipment	0.2
Marine Services	0.2
Rubber/Plastic Products	0.2
Computer Software	0.2
Machinery — General Industrial	0.2
Medical — Generic Drugs	0.2
Security Services	0.2
Banks — Money Center	0.2
Beverages — Wine/Spirits	0.2
Footwear & Related Apparel	0.2
Food — Wholesale/Distribution	0.2
Radio	0.2
Computers — Memory Devices	0.2
Building Products — Cement	0.2
Hotels/Motels	0.1
Finance — Commercial	0.1
Electric Products — Misc.	0.1
Finance — Credit Card	0.1
Hazardous Waste Disposal	0.1
Pharmacy Services	0.1
Retail — Discount	0.1
Retail — Appliances	0.1
Distribution/Wholesale	0.1
Agricultural Chemicals	0.1
Firearms & Ammunition	0.1
E — Commerce/Services	0.1
Chemicals — Specialty	0.1
Multimedia	0.1
Coatings/Paint	0.1
Beverages — Non — alcoholic	0.1
Semiconductor Components — Integrated Circuits	0.1
Home Furnishings	0.1
Oil Field Machinery & Equipment	0.1
Tools — Hand Held	0.1
Municipal Bonds & Notes	0.1
Consumer Products — Misc.	0.1
Petrochemicals	0.1
Advertising Agencies	0.1
Steel Pipe & Tube	0.1
Medical Products	0.1

87

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2016 (unaudited) — (continued)

Industry Allocation* (continued)

Gold Mining	0.1
SupraNational Banks	0.1
Retail — Computer Equipment	0.1
Gas — Transportation	0.1
E — Commerce/Products	0.1
Electronic Measurement Instruments	0.1
Transport — Marine	0.1
Data Processing/Management	0.1
Home Decoration Products	0.1
Oil & Gas Drilling	0.1
Finance — Investment Banker/Broker	0.1

106.5%

Credit Quality†#

Aaa	31.7%
Aa	2.9
A	11.7
Baa	15.2
Ba	11.9
B	16.1
Caa	6.1
Not Rated@	4.4

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailabele from the data source.

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016

Security Description	Principal Amount(8)	Value (Note 2)

ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 0.88% due 12/15/2021	$250,000	$250,744
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	60,000	60,896
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.06% due 10/25/2034	134,887	127,442
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	450,000	449,277
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	134,000	134,344
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	350,000	349,916
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	497,314
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	500,000	507,633
Chase Issuance Trust FRS Series 2014-A5, Class A5 0.88% due 04/15/2021	541,000	541,973
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	300,240
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(3)	197,146	203,534
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	230,730
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	172,000	176,971
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	82,625
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	41,875	43,848
Commercial Mtg. Trust VRS Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	109,011
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	1,447,000	1,525,508
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	25,000	26,030
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	950,000	1,058,448
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	119,000	119,877

Security Description	Principal Amount(8)	Value (Note 2)

Diversified Financial Services (continued)
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	$120,000	$122,895
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	46,875	48,275
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	77,389
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	169,072
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	3,098,000	3,189,144
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	862,029
Palisades Center Trust Series 2016-PLSD, Class A 2.71% due 04/13/2033*(1)	906,000	924,986
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	192,000	192,985
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	101,340
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	101,868
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	166,000	168,264
Taco Bell Funding LLC Series 2016-1A, Class A2II 4.38% due 05/25/2046*	166,000	170,504

Total Asset Backed Securities
(cost $12,766,645)		12,925,112

U.S. CORPORATE BONDS & NOTES — 39.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	286,000	309,624
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	391,000	416,524

		726,148

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	519,000	549,014
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	235,000	263,213
Boeing Co. Senior Notes 0.95% due 05/15/2018	469,000	468,432
Boeing Co. Senior Notes 2.20% due 10/30/2022	371,000	379,400
General Dynamics Corp. Company Guar. Notes 2.13% due 08/15/2026	328,000	324,169

		1,984,228

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense - Equipment — 0.4%
Harris Corp. Senior Notes 4.85% due 04/27/2035	$468,000	$523,500
Harris Corp. Senior Notes 5.05% due 04/27/2045	444,000	518,957
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	1,118,000	1,151,540
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026	68,000	70,643
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	1,106,000	1,058,995

		3,323,635

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.50% due 08/11/2026	300,000	302,114

Airlines — 0.3%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(7)(14)	57,228	57,434
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,141,136	1,152,547
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,128,910	1,176,889

		2,386,870

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	266,000	291,634

Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	402,000	404,492
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	448,000	450,376
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	465,000	478,059
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	464,000	482,125

		1,815,052

Auto - Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	717,000	718,493
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	583,000	581,767
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	420,000	422,046

Security Description	Principal Amount(8)	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	$303,000	$304,494
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	844,000	866,701
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	344,000	344,161
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	479,000	479,717
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	658,000	661,718
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	656,000	663,979
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	965,000	979,330
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	321,000	326,202

		6,348,608

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,800,625
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	132,000	133,270

		1,933,895

Banks - Commercial — 0.6%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	949,000	987,079
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	272,933
Discover Bank Senior Notes 3.45% due 07/27/2026	368,000	370,295
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	236,000	240,324
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	1,173,000	1,195,880
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	674,000	676,483
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	456,000	473,082
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	799,000	1,038,410

		5,254,486

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	871,143

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026		225,000	$226,074
Wells Fargo & Co Senior Notes 1.50% due 09/12/2022	EUR	800,000	956,728
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026		297,000	322,677
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		757,000	836,415
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046		69,000	73,663
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		78,000	89,089

			2,504,646

Batteries/Battery Systems — 0.2%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,628,000	1,623,930

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		315,000	318,251
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021		589,000	607,390
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		258,000	270,931
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036		427,000	495,515
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,313,000	1,315,855
Molson Coors Brewing Co. Company Guar. Notes 3.00% due 07/15/2026		160,000	162,040
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046		253,000	267,257

			3,437,239

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022		1,879,000	1,900,139

Building & Construction - Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		1,971,000	1,813,320

Building Products - Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#		400,000	422,000

Security Description	Principal Amount(8)		Value (Note 2)

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*		1,240,000	$1,264,800
Masco Corp. Senior Notes 4.45% due 04/01/2025		630,000	672,525

			1,937,325

Building - Residential/Commercial — 0.3%
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*		1,093,000	978,235
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		1,050,000	1,170,750

			2,148,985

Cable/Satellite TV — 1.3%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*		1,091,000	1,123,730
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*		1,817,000	1,912,392
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*		1,280,000	1,369,600
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*#		490,000	527,975
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020*		310,000	324,393
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035*		262,000	313,274
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045*		166,000	204,005
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027		292,000	289,416
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036		303,000	302,456
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046		303,000	297,515
Comcast Corp. Company Guar. Notes 5.50% due 11/23/2029	GBP	315,000	597,108
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*		1,125,000	1,222,031
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026*		1,736,000	1,852,295

			10,336,190

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.4%
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021#		794,000	$818,813
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,341,000	1,377,877
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		1,174,000	1,226,830

			3,423,520

Cellular Telecom — 1.2%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,005,000	989,925
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*		1,090,000	1,200,362
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		5,609,000	5,545,899
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020		2,386,000	2,463,545

			10,199,731

Chemicals - Diversified — 0.2%
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	360,000	426,093
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*		366,000	366,096
Westlake Chemical Corp. Company Guar. Notes 5.00% due 08/15/2046*		490,000	502,916

			1,295,105

Chemicals - Plastics — 0.1%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*#		1,094,000	1,099,470

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		255,000	348,060
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		626,000	563,400

			911,460

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		2,274,000	2,086,395

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045		845,000	901,636

Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		235,000	243,094

Security Description	Principal Amount(8)	Value (Note 2)

Computer Services — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	$1,211,000	$1,165,587
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	1,359,000	1,161,945
Hewlett Packard Enterprise Co. Senior Bonds 4.90% due 10/15/2025*	255,000	272,584
Hewlett Packard Enterprise Co. Senior Bonds 6.20% due 10/15/2035*	474,000	497,426
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	1,300,000	1,348,958

		4,446,500

Computer Software — 0.2%
Rackspace Hosting, Inc. Company Guar. Notes 6.50% due 01/15/2024*	1,364,000	1,432,336

Computers — 0.8%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	343,000	343,913
Apple, Inc. Senior Notes 2.85% due 05/06/2021	485,000	511,912
Apple, Inc. Senior Notes 2.85% due 02/23/2023	464,000	487,503
Apple, Inc. Senior Notes 3.85% due 08/04/2046	250,000	260,894
Apple, Inc. Senior Notes 4.50% due 02/23/2036	183,000	211,471
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,991,000	2,130,223
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,221,000	1,322,776
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	520,000	604,056
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	345,000	402,050

		6,274,798

Computers-Integrated Systems — 0.2%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024*	1,847,000	1,879,322

Computers-Memory Devices — 0.2%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	1,073,000	1,212,490

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020		179,000	$182,235

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		1,198,000	1,347,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		2,040,000	2,136,900

			3,484,650

Containers - Paper/Plastic — 0.3%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*		540,000	558,628
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*		194,000	209,366
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		1,354,000	1,413,238

			2,181,232

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 4.38% due 06/15/2045		139,000	162,606

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		231,000	235,630
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 10/15/2025		199,000	228,411

			464,041

Diagnostic Equipment — 0.0%
Danaher Corp. Senior Notes 4.38% due 09/15/2045		189,000	229,112

Distribution/Wholesale — 0.1%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		747,000	754,470
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		216,000	228,676

			983,146

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	900,000	1,097,168
Bank of America Corp. Senior Notes 2.60% due 01/15/2019		603,000	616,515
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		289,000	295,942

Security Description	Principal Amount(8)		Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		253,000	$263,528
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		1,129,000	1,196,820
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		548,000	682,065
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		39,000	47,498
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		1,062,000	1,063,644
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		314,000	333,056
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		932,000	983,189
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		275,000	329,395
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	1,000,000	1,218,091
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	500,000	610,248
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		569,000	603,456
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		338,000	358,823
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		173,000	197,964
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		54,000	59,452
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		751,000	945,687
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		483,000	615,996
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		815,000	829,183
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021		311,000	312,892
JPMorgan Chase & Co. Senior Notes 2.63% due 04/23/2021	EUR	900,000	1,119,613
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023		395,000	401,407
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		247,000	254,377
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		631,000	677,297

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045		42,000	$48,598
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	900,000	1,076,025
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	725,000	889,287
Morgan Stanley Senior Notes 2.80% due 06/16/2020		293,000	301,431
Morgan Stanley Senior Notes 3.13% due 07/27/2026		247,000	249,887
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		779,000	826,482
Morgan Stanley Senior Notes 4.75% due 03/22/2017		718,000	731,564
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,286,000	1,438,278
Morgan Stanley Senior Notes 6.50% due 12/28/2018	EUR	600,000	769,734

			21,444,592

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		571,000	581,981

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 2.70% due 10/09/2022		514,000	537,192
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		641,000	801,801
Textron, Inc. Senior Notes 4.00% due 03/15/2026		416,000	439,477
Textron, Inc. Senior Notes 4.63% due 09/21/2016		537,000	537,825
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024		402,000	398,824

			2,715,119

Electric Products - Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024*		1,160,000	1,186,100

Electric - Distribution — 0.1%
Entergy Louisiana LLC 1st. Mtg. Bonds 4.95% due 01/15/2045		885,000	936,972

Security Description	Principal Amount(8)	Value (Note 2)

Electric - Integrated — 1.4%
AES Corp. Senior Notes 5.50% due 03/15/2024	$1,560,000	$1,618,500
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	281,000	285,453
Black Hills Corp. Senior Notes 3.15% due 01/15/2027#	222,000	224,649
Dominion Resources, Inc. Jr. Sub. Notes 2.96% due 07/01/2019	172,000	176,680
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	719,000	824,786
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	327,000	330,280
Duke Energy Progress LLC 1st. Mtg. Bonds 2.80% due 05/15/2022	425,000	444,994
Entergy Arkansas, Inc. 1st. Mtg. Bonds 4.95% due 12/15/2044	434,000	459,037
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	380,000	390,949
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	433,000	565,548
Louisville Gas & Electric Co. 1st. Mtg. Bonds 4.38% due 10/01/2045	58,000	67,509
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	946,000	988,823
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	64,766	58,290
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	1,861,877	1,442,954
South Carolina Electric & Gas Co. 1st. Mtg. Bonds 5.10% due 06/01/2065	284,000	338,220
Southern California Edison Co. 1st. Mtg. Notes 1.13% due 05/01/2017	715,000	715,810
Southern Co. Senior Notes 1.30% due 08/15/2017	614,000	614,608
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	1,500,000	1,410,000
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	310,000	330,466

		11,287,556

Electronic Components - Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	313,000	312,538

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 0.2%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	$740,000	$767,284
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,125,020

		1,892,304

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc. Senior Notes 3.13% due 06/15/2021	243,000	251,002
Fortive Corp. Company Guar. Notes 4.30% due 06/15/2046*	240,000	267,463

		518,465

Electronic Parts Distribution — 0.0%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	218,000	226,625

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,844,000	1,857,830

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	583,000	584,952
Oracle Corp. Senior Notes 2.65% due 07/15/2026	439,000	443,035
Oracle Corp. Senior Notes 3.85% due 07/15/2036	456,000	480,864
Oracle Corp. Senior Notes 3.90% due 05/15/2035	138,000	145,538

		1,654,389

Finance - Auto Loans — 0.7%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	2,793,000	2,971,054
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	2,420,000	2,468,400

		5,439,454

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	768,000	696,960
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	489,915

		1,186,875

Finance - Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,943,000	2,473,591

Security Description	Principal Amount(8)	Value (Note 2)

Finance - Consumer Loans (continued)
Navient Corp. Senior Notes 5.63% due 08/01/2033	$1,439,000	$1,179,980
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	1,880,000	1,974,000

		5,627,571

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	589,000	599,346
Discover Financial Services Senior Notes 3.75% due 03/04/2025	574,000	582,673

		1,182,019

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	7,032
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)(14)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)(14)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	368,000	383,448

		390,505

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	391,000	441,341

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,925,000	1,920,765

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	261,000	260,930
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	1,026,000	1,026,491
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	524,000	531,280
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	228,000	233,803

		2,052,504

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	974,025

Food - Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	1,208,000	1,247,260

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc./Diversified — 0.3%
General Mills, Inc. Senior Notes 2.10% due 11/16/2020	EUR	550,000	$660,751
Kraft Heinz Foods Co. Company Guar. Notes 2.25% due 05/25/2028	EUR	1,100,000	1,339,419
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046		103,000	111,419
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		576,000	634,917

			2,746,506

Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*		1,025,000	1,060,875
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*		825,000	885,720

			1,946,595

Food - Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*		1,269,000	1,237,275

Footwear & Related Apparel — 0.2%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*		1,255,000	1,256,569

Gambling (Non-Hotel) — 0.3%
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022		2,620,000	2,423,500
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)(14)		272,905	3,220

			2,426,720

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043		249,000	277,132

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021		1,119,000	1,149,773

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026		223,000	243,633
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036		164,000	195,870

			439,503

Security Description	Principal Amount(8)		Value (Note 2)

Home Furnishings — 0.1%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026*		801,000	$836,645

Hotels/Motels — 0.1%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023		1,161,000	1,201,635

Independent Power Producers — 0.4%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022		1,550,000	1,530,625
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022		1,413,000	1,443,026

			2,973,651

Industrial Gases — 0.3%
Air Products & Chemicals, Inc. Senior Notes 0.38% due 06/01/2021	EUR	600,000	679,128
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		161,000	167,001
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	580,000	685,312
Praxair, Inc. Senior Notes 1.50% due 03/11/2020	EUR	575,000	674,323

			2,205,764

Insurance - Life/Health — 0.3%
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*		731,000	743,874
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		243,000	269,919
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		634,000	634,818
Principal Life Global Funding II Senior Sec. Notes 3.00% due 04/18/2026*		189,000	193,445
Unum Group Senior Notes 5.75% due 08/15/2042		179,000	204,896

			2,046,952

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		1,011,000	1,287,572
MetLife, Inc. Senior Notes 4.60% due 05/13/2046		257,000	279,614
Old Republic International Corp. Senior Notes 3.88% due 08/26/2026		147,000	148,133

			1,715,319

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	$328,000	$333,020
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	946,000	960,747
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	387,000	390,933
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	264,000	268,503

		1,953,203

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	407,000	407,317

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,137,000	1,171,110
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	1,180,000	1,245,148

		2,416,258

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	1,726,000	1,872,710

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,270,000	2,162,175

Machinery - Farming — 0.2%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	843,000	843,868
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	953,000	959,232

		1,803,100

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	1,593,000	1,571,096

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	149,000	154,836
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	483,000	507,341
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	247,000	271,577
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	304,000	316,000

Security Description	Principal Amount(8)		Value (Note 2)

Medical Labs & Testing Services (continued)
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*		$1,121,000	$1,125,467

			2,375,221

Medical Products — 0.1%
Baxter International, Inc. Senior Notes 2.60% due 08/15/2026		321,000	317,826
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021		337,000	355,399

			673,225

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	675,000	790,060
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	235,468
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		211,000	226,816
Amgen, Inc. Senior Notes 5.50% due 12/07/2026	GBP	500,000	882,914

			2,135,258

Medical - Drugs — 0.3%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		414,000	426,488
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 7.25% due 01/15/2022*		1,265,000	1,227,050
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		560,000	622,094
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	360,000	454,016

			2,729,648

Medical - HMO — 0.4%
Centene Corp. Senior Notes 6.13% due 02/15/2024		1,052,000	1,146,680
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*		1,477,000	1,240,680
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		478,000	480,025
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		398,000	405,657
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		289,000	311,307

			3,584,349

Medical - Hospitals — 1.3%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022		1,045,000	867,350

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	$839,000	$896,681
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	2,632,000	2,658,320
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,793,000	1,624,906
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	2,020,000	2,057,875
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	1,804,000	1,849,100
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	958,000	792,745

		10,746,977

Metal Processors & Fabrication — 0.2%
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,218,000	1,269,765

Metal - Aluminum — 0.2%
Aleris International, Inc. Senior Sec. Notes 9.50% due 04/01/2021*	995,000	1,092,013
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024*	637,000	675,220

		1,767,233

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(7)(14)	75,000	2,250

Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	256,000	293,801
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	402,000	405,604
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	201,000	203,550

		902,955

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	518,000	520,680
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,032,000	1,055,844
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	443,000	455,009

		2,031,533

Oil Companies - Exploration & Production — 2.0%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	920,000	1,062,052

Security Description	Principal Amount(8)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	$1,600,000	$1,580,000
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	955,000	654,175
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,890,000	1,941,975
Hess Corp. Senior Notes 5.60% due 02/15/2041	256,000	260,886
Hess Corp. Senior Notes 7.88% due 10/01/2029	183,000	222,562
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,589,000	1,541,330
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	86,000	84,280
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022#	1,552,000	1,567,520
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,595,940
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	513,000	524,018
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	301,000	300,447
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	303,000	336,389
Rex Energy Corp. Sec. Notes 6.25% due 08/01/2022	1,134,445	453,778
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	1,572,000	1,241,880
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	899,000	840,565
SM Energy Co. Senior Notes 6.50% due 01/01/2023	297,000	291,060
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,525,000	1,565,984

		16,064,841

Oil Companies - Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	597,000	598,818
Chevron Corp. Senior Notes 1.96% due 03/03/2020	329,000	334,759
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	333,000	334,007

		1,267,584

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Field Machinery & Equipment — 0.1%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	$849,000	$804,428

Oil Refining & Marketing — 0.6%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	1,544,000	1,281,520
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*	705,000	754,350
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	1,085,000	1,149,557
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	1,460,000	1,387,730

		4,573,157

Oil-Field Services — 0.3%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,648,000	1,190,680
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	1,396,000	1,361,100

		2,551,780

Paper & Related Products — 0.7%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	680,000	677,450
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	643,000	728,524
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	1,152,000	1,236,354
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,253,000	1,347,323
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	357,000	403,837
International Paper Co. Senior Notes 4.40% due 08/15/2047	536,000	544,661
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	917,000	921,585

		5,859,734

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	215,000	218,559
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	371,000	410,024
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	480,000	509,253

		1,137,836

Security Description	Principal Amount(8)	Value (Note 2)

Pipelines — 2.1%
Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	$329,000	$328,027
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	115,000	115,578
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,209,975
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	344,000	331,599
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	174,000	179,656
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	837,000	906,296
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	382,000	381,108
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	239,000	251,562
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	150,000	158,866
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	937,000	901,863
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	928,335
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,435,140
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	326,000	322,947
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	216,000	199,605
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	145,000	148,269
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	402,000	435,267
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	183,000	177,666
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	219,000	218,069
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,179,000	1,084,680

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	$825,000	$868,313
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	600,000	642,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	737,000	788,590
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,178,000	1,111,738
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,250,000	1,281,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	805,511
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,440,000	1,508,400
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	408,000	421,813

		17,142,123

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	355,000	374,103

Printing - Commercial — 0.3%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	1,279,000	1,243,827
RR Donnelley & Sons Co. Senior Notes 7.00% due 02/15/2022	1,200,000	1,250,250

		2,494,077

Publishing - Newspapers — 0.2%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*#	1,115,000	1,154,025
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022#	533,000	540,995

		1,695,020

Publishing - Periodicals — 0.2%
Emerald Expositions Holdings, Inc. Senior Notes 9.00% due 06/15/2021*	1,773,000	1,830,622

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,197,000	1,231,414

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	258,000	264,668
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	152,000	152,730
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,825,000	1,861,500

Security Description	Principal Amount(8)	Value (Note 2)

Real Estate Investment Trusts (continued)
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	$299,000	$298,721
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	644,000	674,590
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,279,000	1,278,604
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	145,000	149,746
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	61,000	61,162
Kimco Realty Corp. Senior Notes 2.80% due 10/01/2026	157,000	156,457

		4,898,178

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,756,000	1,773,560

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	1,903,000	2,017,180

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.13% due 06/01/2022*	294,000	299,145
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	730,000	722,700
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,169,000	1,215,760

		2,237,605

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,335,000	1,027,950

Retail - Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026#	125,000	133,318

Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	34,000	34,714

Retail - Computer Equipment — 0.1%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*#	550,000	560,313

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	618,000	635,023
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	429,000	443,311

		1,078,334

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	$459,000	$470,611
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	286,975	317,221
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	183,592	215,622
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	392,226	466,384
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	636,000	662,110
Walgreens Boots Alliance, Inc. Senior Notes 4.65% due 06/01/2046	2,000	2,209

		2,134,157

Retail - Restaurants — 0.3%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	1,105,000	1,163,013
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	67,000	76,869
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	1,000	1,183
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	1,278,000	1,217,295

		2,458,360

Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	1,550,000	1,472,500
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(6)(7)(14)(17)	25,000	0

		1,472,500

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,734,000	1,851,045

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	638,000	649,969
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,087,000	2,383,204
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,662,250

		4,695,423

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	723,000	688,831

Security Description	Principal Amount(8)		Value (Note 2)

Steel - Producers — 0.5%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023		1,375,000	$1,491,875
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021		1,214,000	1,262,560
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*		850,000	924,375

			3,678,810

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036		1,175,000	1,218,328

Telecommunication Equipment — 0.2%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*		1,535,000	1,596,400

Telephone - Integrated — 1.6%
AT&T, Inc. Senior Notes 1.45% due 06/01/2022	EUR	650,000	769,151
AT&T, Inc. Senior Notes 3.00% due 06/30/2022		1,018,000	1,049,708
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		560,000	564,567
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		704,000	745,453
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		438,000	468,134
AT&T, Inc. Senior Notes 5.50% due 03/15/2027	GBP	500,000	868,443
AT&T, Inc. Senior Notes 5.80% due 02/15/2019		247,000	272,037
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#		248,000	241,800
CenturyLink, Inc. Senior Notes 6.88% due 01/15/2028		536,000	517,320
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		740,000	802,438
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022		1,474,000	1,603,896
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025		1,318,000	1,423,440
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021		610,000	640,349
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		250,000	265,849
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055		1,059,000	1,101,323

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.75% due 02/17/2034	GBP	550,000	$970,239
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		567,000	627,318
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033		41,000	53,572

			12,985,037

Transport - Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046		203,000	220,648

Transport - Services — 0.0%
TTX Co. Senior Notes 4.20% due 07/01/2046*		343,000	370,971

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		213,000	220,382

Wire & Cable Products — 0.3%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*		1,237,000	1,255,555
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		982,000	932,586

			2,188,141

Total U.S. Corporate Bonds & Notes
(cost $319,120,967)			328,962,472

FOREIGN CORPORATE BONDS & NOTES — 14.5%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	250,000	376,678

Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*		1,016,000	980,440

Airlines — 0.0%
Latam Airlines Group SA* Senior Notes 7.25% due 06/09/2020		300,000	310,200

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,300,000	1,572,501
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	225,000	434,800

			2,007,301

Appliances — 0.0%
Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	248,120

Security Description	Principal Amount(8)		Value (Note 2)

Auto - Cars/Light Trucks — 0.4%
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	475,000	$672,599
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	600,000	700,056
FCE Bank PLC Senior Notes 1.62% due 05/11/2023	EUR	600,000	705,530
Kia Motors Corp. Senior Notes 3.25% due 04/21/2026*		200,000	212,783
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	700,000	850,690
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		151,000	151,710

			3,293,368

Auto/Truck Parts & Equipment - Original — 0.0%
Tupy Overseas SA Company Guar. Notes 6.63% due 07/17/2024		200,000	201,200

Banks - Commercial — 2.0%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019		360,000	359,489
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	498,375
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		275,000	301,218
BPCE SA Senior Notes 2.13% due 03/17/2021	EUR	600,000	732,504
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	600,000	790,328
Cooperatieve Rabobank UA Senior Notes 4.55% due 08/30/2029	GBP	250,000	426,406
Cooperatieve Rabobank UA Senior Notes 5.25% due 05/23/2041	GBP	190,000	381,293
Cooperatieve Rabobank UA NY Company Guar. Notes 3.75% due 07/21/2026		377,000	381,284
Credit Suisse AG Senior Notes 1.70% due 04/27/2018		262,000	262,188
Credit Suisse NY Senior Notes 3.00% due 10/29/2021		395,000	407,800
Danske Bank A/S FRS Sub. Notes 3.88% due 10/04/2023	EUR	625,000	745,032
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		798,000	807,942
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	900,000	1,169,231

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	$394,703
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		663,000	625,874
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	316,951
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	391,103
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		1,085,000	1,086,693
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	479,633
Oversea-Chinese Banking Corp., Ltd. VRS Sub. Notes 4.00% due 10/15/2024*		280,000	293,733
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026		444,000	488,719
Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025		600,000	622,757
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	212,907
Standard Chartered Bank Sub. Notes 5.88% due 09/26/2017	EUR	450,000	531,207
Svenska Handelsbanken AB FRS Sub. Notes 2.66% due 01/15/2024	EUR	1,150,000	1,342,763
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		583,000	579,736
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	203,000
Westpac Banking Corp. Senior Notes 0.88% due 02/16/2021	EUR	1,200,000	1,389,552
Zenith Bank PLC Senior Notes 6.25% due 04/22/2019*		225,000	217,706

			16,440,127

Banks - Money Center — 0.2%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	475,000	614,701
ABN AMRO Bank NV Senior Notes 4.13% due 03/28/2022	EUR	200,000	271,984
Bank of Scotland PLC Sub. Notes 6.38% due 08/16/2019	GBP	275,000	404,663

			1,291,348

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		856,000	871,231

Security Description	Principal Amount(8)		Value (Note 2)

Beverages - Wine/Spirits — 0.2%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*		198,000	$197,158
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		657,000	690,346
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*		381,000	392,029

			1,279,533

Brewery — 0.2%
Anheuser-Busch InBev SA/NV Company Guar. Notes 0.88% due 03/17/2022	EUR	500,000	572,838
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	720,000	958,315

			1,531,153

Building Products-Cement — 0.1%
CRH Finance BV Company Guar. Notes 5.00% due 01/25/2019	EUR	600,000	749,845

Building - Residential/Commercial — 0.2%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		1,650,000	1,629,375

Cable/Satellite TV — 0.9%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		3,375,000	3,552,187
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*		1,100,000	1,170,813
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,877,000	2,970,502

			7,693,502

Cellular Telecom — 0.1%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	359,929
Turkcell Iletisim Hizmetleri AS Notes 5.75% due 10/15/2025*		340,000	355,045

			714,974

Chemicals - Diversified — 0.2%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		310,000	321,237
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		880,000	908,600
Solvay SA Senior Notes 4.63% due 06/27/2018	EUR	600,000	725,785

			1,955,622

Chemicals - Plastics — 0.1%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		640,000	643,840

Consumer Products - Misc. — 0.1%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		571,000	578,751

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass — 0.1%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020		500,000	$523,750

Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#		402,000	438,180
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		1,101,000	1,329,457

			1,767,637

Diversified Banking Institutions — 1.3%
BNP Paribas SA Senior Notes 2.38% due 11/20/2019	GBP	400,000	549,774
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	800,000	1,053,468
BNP Paribas SA Sub. Notes 4.38% due 05/12/2026*		209,000	216,173
Credit Agricole SA Senior Notes 3.13% due 02/05/2026	EUR	400,000	552,739
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	1,000,000	1,288,787
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*		239,000	246,048
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	500,000	807,826
Deutsche Bank AG Senior Notes 3.38% due 05/12/2021		247,000	246,926
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025#		308,000	291,040
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		224,000	232,649
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025*		652,000	669,327
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		586,000	604,427
Royal Bank of Scotland PLC FRS Sub. Notes 10.50% due 03/16/2022	EUR	1,965,000	2,307,546
Societe Generale SA Sub. Notes 6.13% due 08/20/2018	EUR	550,000	684,096
UBS AG London Senior Notes 1.13% due 06/30/2020	EUR	1,000,000	1,163,950

			10,914,776

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		234,000	261,115

Security Description	Principal Amount(8)		Value (Note 2)

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*		2,059,000	$2,378,145

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	525,067

Electric - Distribution — 0.0%
State Grid Overseas Investment, Ltd.* Company Guar. Notes 4.13% due 05/07/2024		300,000	335,444

Electric - Generation — 0.4%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*		200,000	213,394
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		1,348,000	1,381,412
Electricite de France SA Senior Notes 3.63% due 10/13/2025*		247,000	258,594
Electricite de France SA Senior Notes 4.95% due 10/13/2045*		568,000	650,943

Electricite de France SA Senior Notes 6.00% due 01/22/2114*		267,000	291,922
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	350,000	662,310

			3,458,575

Electric - Integrated — 0.7%
Colbun SA Senior Notes 4.50% due 07/10/2024		300,000	315,723
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	900,000	1,290,436
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	225,000	381,378
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,400,000	1,848,834
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	800,000	1,017,598
Iberdrola International BV Company Guar. Notes 3.00% due 01/31/2022	EUR	700,000	899,499

			5,753,468

Electronic Components - Semiconductors — 0.1%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*		785,000	860,556

Finance - Leasing Companies — 0.2%
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		1,830,000	1,848,300

			2,708,856

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Food - Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(14)	BRL	1,000,000	$282,191
Marfrig Holdings Europe BV Company Guar. Notes 8.00% due 06/08/2023*		200,000	207,750
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023		310,000	326,027

			815,968

Food-Retail — 0.2%
Casino Guichard Perrachon SA Senior Notes 4.41% due 08/06/2019	EUR	600,000	731,499
Casino Guichard Perrachon SA Senior Notes 4.48% due 11/12/2018	EUR	600,000	738,739
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		300,000	323,130

			1,793,368

Gas-Distribution — 0.0%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	200,000	279,331

Gas - Transportation — 0.1%
National Grid Gas PLC Senior Notes 6.00% due 05/13/2038	GBP	90,000	204,824
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028#		320,000	331,200

			536,024

Gold Mining — 0.1%
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		350,000	348,250
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		264,000	288,651

			636,901

Insurance - Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*		258,000	294,098

Insurance - Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	500,000	656,087
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		264,000	268,875
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		593,000	596,075

			1,521,037

Security Description	Principal Amount(8)		Value (Note 2)

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	$630,756

Machinery - General Industrial — 0.2%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		1,394,000	1,421,880

Medical - Drugs — 0.2%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		403,000	405,173
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026		443,000	446,042
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046		521,000	531,871

			1,383,086

Medical - Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		522,000	538,978
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023#		758,000	780,728

			1,319,706

Metal Processors & Fabrication — 0.0%
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		325,000	339,914

Metal - Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*		1,994,000	1,709,855

Metal - Diversified — 0.3%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	400,000	617,686
Glencore Finance Europe SA Company Guar. Notes 4.63% due 04/03/2018	EUR	550,000	652,455
Glencore Finance Europe SA Company Guar. Notes 6.00% due 04/03/2022	GBP	700,000	1,050,651

			2,320,792

Metal - Iron — 0.0%
Metalloinvest Finance, Ltd. Company Guar. Notes 5.63% due 04/17/2020		350,000	366,436

Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*		1,472,000	426,880

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		514,000	$623,581
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*#		200,000	204,574
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		700,000	546,000
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		1,495,000	1,225,900
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021		350,000	382,812
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	645,537
Tengizchevroil Finance Co., Inc. Company Guar. Notes 4.00% due 08/15/2026*		215,000	214,355

			3,842,759

Oil Companies - Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		1,070,000	1,071,596
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019		353,000	355,863
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	900,000	1,206,599
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026		283,000	292,426
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		328,000	347,401
BP Capital Markets PLC Company Guar. Notes 4.33% due 12/10/2018	GBP	150,000	212,576
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	290,250
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023		350,000	360,557
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026		320,000	351,264
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		108,000	102,600
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025		500,000	536,347
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		600,000	603,000
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		386,000	386,511

Security Description	Principal Amount(8)	Value (Note 2)

Oil Companies - Integrated (continued)
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	422,000	$430,880
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	446,000	456,234
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	172,000	180,242
Total Capital International SA Company Guar. Notes 2.25% due 06/09/2022	GBP 310,000	436,719

		7,621,065

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd.* Senior Notes 4.13% due 01/28/2025	500,000	526,808
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	210,176

		736,984

Paper & Related Products — 0.2%
Bahia Sul Holdings GmbH Company Guar. Notes 5.75% due 07/14/2026*	200,000	204,500
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	720,000	728,280
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024#	250,000	258,425
Inversiones CMPC SA Notes 4.38% due 05/15/2023	250,000	261,113
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*	200,000	201,500

		1,653,818

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*	350,000	386,312
Braskem Finance, Ltd. Company Guar. Notes 5.75% due 04/15/2021	350,000	366,625

		752,937

Pipelines — 0.1%
Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*	1,000,000	1,121,300

Printing - Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,600,000	1,668,000

Real Estate Investment Trusts — 0.0%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*	200,000	213,500

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.5%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*		1,915,000	$1,867,508
Telesat Canada/Telesat LLC Company Guar. Notes 6.00% due 05/15/2017*		2,400,000	2,400,000

			4,267,508

Security Services — 0.2%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		1,423,000	1,298,487

Semiconductor Components - Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		825,000	870,375

Sovereign Agency — 0.0%
MDC-GMTN BV Company Guar. Notes 2.75% due 05/11/2023*		200,000	203,040

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015*†(6)(7)(14)(17)		560,000	0

Steel - Producers — 0.3%
ArcelorMittal Senior Notes 7.25% due 02/25/2022#		2,167,000	2,437,875

Sugar — 0.0%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		310,000	326,663

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018		561,000	570,725

Telecom Services — 0.1%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	334,838
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	242,438

			577,276

Telephone - Integrated — 0.4%
British Telecommunications PLC Senior Notes 1.13% due 06/10/2019	EUR	500,000	575,075
Deutsche Telekom International Finance BV Company Guar. Notes 8.88% due 11/27/2028	GBP	310,000	716,918
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	162,063
Oi SA Senior Notes 9.75% due 09/15/2016*†(14)(17)(18)	BRL	530,000	30,511

Security Description	Principal Amount(8)		Value (Note 2)

Telephone - Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		581,000	$637,648
Telefonica Emisiones SAU Company Guar. Notes 4.69% due 11/11/2019	EUR	350,000	447,737
Telefonica Emisiones SAU Company Guar. Notes 5.38% due 02/02/2026	GBP	340,000	583,515

			3,153,467

Transport - Marine — 0.1%
PT Pelabuhan Indonesia II* Senior Notes 4.25% due 05/05/2025		475,000	485,688

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		283,000	352,888

Transport - Services — 0.0%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		250,000	240,630

Warehousing & Harbor Transportation Services — 0.0%
Global Ports Finance PLC Company Guar. Notes 6.87% due 01/25/2022*		270,000	283,500

Total Foreign Corporate Bonds & Notes
(cost $119,738,263)			119,897,958

FOREIGN GOVERNMENT OBLIGATIONS — 9.1%
Banks - Fiduciary — 0.2%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,700,000	1,674,840

Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		442,000	443,180

Sovereign — 8.7%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	530,888
Dominican Republic Senior Notes 6.88% due 01/29/2026*		400,000	462,000
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	727,500
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	650,000	769,897
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	1,425,000	1,848,137
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	210,000	368,927
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	970,000	1,993,662
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		743,000	884,170

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Egypt Senior Notes 5.75% due 04/29/2020		850,000	$867,187
Government of Egypt Senior Notes 5.88% due 06/11/2025		850,000	803,318
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	433,215
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	250,000	419,336
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	454,000
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,400,000	1,645,000
Government of Romania Senior Notes 6.13% due 01/22/2044		380,000	511,119
Government of Ukraine Senior Notes 7.75% due 09/01/2019		850,000	844,730
Government of Ukraine Senior Notes 7.75% due 09/01/2027		900,000	859,500
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		400,000	449,025
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	525,000	1,037,973
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		420,000	493,185
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		620,000	654,100
Republic of Argentina Senior Notes 6.25% due 04/22/2019*		756,000	804,762
Republic of Argentina Senior Notes 7.50% due 04/22/2026*		759,000	846,285
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		600,000	678,000
Republic of Chile Senior Notes 3.13% due 01/21/2026#		800,000	860,000
Republic of Chile Senior Bonds 3.63% due 10/30/2042		800,000	860,000
Republic of Colombia Senior Notes 4.50% due 01/28/2026#		400,000	436,000
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*		460,000	508,300
Republic of Croatia Senior Notes 6.25% due 04/27/2017		1,210,000	1,244,848
Republic of Honduras Senior Notes 7.50% due 03/15/2024		750,000	843,750

Security Description	Principal Amount(8)	Value (Note 2)

Sovereign (continued)
Republic of Honduras Senior Notes 8.75% due 12/16/2020	$700,000	$810,250
Republic of Hungary Senior Notes 5.38% due 03/25/2024	830,000	951,429
Republic of Hungary Senior Notes 5.75% due 11/22/2023	1,280,000	1,491,968
Republic of Indonesia Senior Notes 5.95% due 01/08/2046*	840,000	1,064,488
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	560,000	848,234
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	600,000	598,596
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	500,000	522,600
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,650,000	1,610,895
Republic of Lebanon Senior Notes 4.00% due 12/31/2017	169,950	168,570
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	780,000	773,565
Republic of Lebanon Senior Notes 6.60% due 11/27/2026	1,250,000	1,237,500
Republic of Lebanon Senior Notes 6.65% due 02/26/2030	400,000	392,080
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	340,000	369,325
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,230,000
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,275,000	1,510,875
Republic of Mozambique Senior Notes 10.50% due 01/18/2023*	1,291,000	958,826
Republic of Namibia Senior Notes 5.25% due 10/29/2025	800,000	849,016
Republic of Panama Senior Notes 3.75% due 03/16/2025	1,200,000	1,299,000
Republic of Panama Senior Notes 5.20% due 01/30/2020	750,000	829,875
Republic of Panama Senior Notes 6.70% due 01/26/2036	1,430,000	1,991,275
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	570,000	655,500
Republic of Peru Senior Notes 4.13% due 08/25/2027#	377,000	427,895

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Peru Senior Notes 6.55% due 03/14/2037		1,000,000	$1,410,000
Republic of Poland Senior Notes 4.00% due 01/22/2024		1,190,000	1,320,824
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,700,000	1,945,058
Republic of Serbia Senior Notes 7.25% due 09/28/2021		1,400,000	1,622,264
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		700,000	728,000
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	785,750
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	591,165
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	751,605
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		800,000	858,977
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		260,000	411,492
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		740,000	1,291,156
Republic of Turkey Senior Notes 3.25% due 03/23/2023		2,130,000	2,021,753
Republic of Turkey Senior Notes 4.88% due 04/16/2043		1,090,000	1,042,247
Republic of Turkey Notes 6.63% due 02/17/2045		400,000	477,532
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	763,313
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	472,953
Russian Federation Senior Bonds 12.75% due 06/24/2028		500,000	900,730
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	450,000	908,679
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	750,000	1,539,221
United Mexican States Senior Notes 3.60% due 01/30/2025		1,767,000	1,873,020
United Mexican States Senior Notes 4.13% due 01/21/2026#		600,000	657,750

Security Description	Principal Amount(8)	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 4.35% due 01/15/2047	$1,271,000	$1,310,719
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,842,000	2,028,502
United Mexican States Senior Notes 6.05% due 01/11/2040	1,550,000	2,005,312

		72,448,598

Total Foreign Government Obligations
(cost $70,755,651)		74,566,618

U.S. GOVERNMENT AGENCIES — 22.6%
Federal Home Loan Mtg. Corp. — 8.4%
2.20% due 02/01/2037 FRS	45,072	46,925
2.50% due 01/01/2028	297,598	308,910
2.50% due 04/01/2028	657,856	682,903
2.97% due 11/01/2037 FRS	278,402	294,234
3.00% due 11/01/2026	2,711,732	2,844,291
3.00% due 04/01/2043	565,781	593,181
3.00% due 08/01/2043	777,388	807,858
3.00% due 07/01/2045	4,644,951	4,824,048
3.00% due 10/01/2045	546,377	567,444
3.00% due 12/01/2045	284,935	295,922
3.00% due 09/14/2046	5,830,000	6,049,308
3.50% due 02/01/2042	515,977	544,438
3.50% due 03/01/2042	399,435	422,097
3.50% due 04/01/2042	702,475	745,048
3.50% due 08/01/2042	678,407	723,181
3.50% due 09/01/2043	69,013	72,695
3.50% due 03/01/2045	856,893	902,666
3.50% due 07/01/2045	287,203	302,684
3.50% due 08/01/2045	349,444	371,219
3.50% due 10/01/2045	180,420	190,023
3.50% due 11/01/2045	252,446	265,883
3.50% due 01/01/2046	4,241,075	4,466,813
3.50% due 03/01/2046	6,268,917	6,602,590
3.50% due 09/14/2046	4,160,000	4,380,837
4.00% due 09/01/2040	1,502,929	1,614,641
4.00% due 10/01/2043	40,898	43,837
4.00% due 12/01/2043	3,873,815	4,203,781
4.00% due 07/01/2044	345,711	369,782
4.00% due 10/01/2045	4,973,576	5,320,769
4.00% due 11/01/2045	4,651,600	4,976,170
4.50% due 02/01/2020	15,126	15,749
4.50% due 08/01/2020	6,642	6,804
4.50% due 03/01/2023	34,021	34,851
4.50% due 01/01/2039	18,831	20,597
4.50% due 03/01/2039	2,718,164	3,037,053
4.50% due 12/01/2039	26,440	28,886
4.50% due 07/01/2040	1,494,806	1,659,731
4.50% due 04/01/2044	525,510	574,347
4.50% due 07/01/2044	1,620,356	1,783,376
4.50% due 09/01/2044	1,945,713	2,125,503
4.50% due 03/01/2046	2,586,727	2,832,090
5.00% due 05/01/2034	95,807	105,595
5.00% due 11/01/2043	76,255	84,927
5.50% due 06/01/2022	34,653	37,367
5.50% due 07/01/2035	27,674	31,356
6.00% due 03/01/2040	83,929	96,028
6.50% due 02/01/2036	14,397	17,050

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.29% due 09/15/2039(3)(9)(10)	$289,757	$43,156
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-HQ1, Class M1
2.17% due 08/25/2024 FRS(3)	18,822	18,845
Series 2014-DN1, Class M2
2.72% due 02/25/2024 FRS(3)	167,000	171,185
Series 2014-HQ2, Class M2
2.72% due 09/25/2024 FRS(3)	300,000	307,431
Series 2015-HQ1, Class M2
2.72% due 03/25/2025 FRS(3)	500,000	508,691
Series 2014-HQ3, Class M2
3.17% due 10/25/2024 FRS(3)	1,077,886	1,092,106
Series 2015-HQA1, Class M2
3.17% due 03/25/2028 FRS(3)	823,000	843,108

		69,310,010

Federal National Mtg. Assoc. — 11.0%
1.00% due 08/01/2044	1,410,725	1,543,893
1.00% due 08/01/2045	3,573,145	3,999,510
2.43% due 09/01/2035 FRS	217,201	227,835
2.50% due 12/01/2026	1,076,206	1,115,605
2.50% due 09/01/2027	1,677,203	1,734,503
2.50% due 02/01/2031	531,302	549,441
2.50% due 05/01/2031	2,580,169	2,668,256
2.50% due September 15 TBA	3,402,000	3,515,223
2.58% due 10/01/2035 FRS	232,840	246,481
2.58% due 10/01/2040 FRS	72,543	76,880
2.59% due 05/01/2037 FRS	68,823	71,986
2.67% due 10/01/2040 FRS	136,283	144,346
2.67% due 05/01/2040 FRS	261,475	275,997
2.76% due 11/01/2036 FRS	118,632	125,742
2.77% due 07/01/2039 FRS	188,815	197,861
2.97% due 08/01/2035 FRS	154,993	163,778
3.00% due 04/01/2027	1,514,462	1,587,907
3.00% due 10/01/2027	331,118	346,869
3.00% due 12/01/2027	326,530	342,362
3.00% due 10/01/2030	537,826	563,409
3.00% due 03/01/2042	575,935	598,779
3.00% due 12/01/2042	213,481	223,271
3.00% due 05/01/2043	448,934	466,866
3.00% due 02/01/2045	304,360	316,077
3.00% due 06/01/2045	375,289	393,012
3.00% due 08/01/2045	2,879,784	2,990,654
3.00% due 05/01/2046	5,906,126	6,133,509
3.00% due September 15 TBA	2,951,000	3,089,789
3.00% due September 30 TBA	3,152,000	3,270,692
3.50% due 09/01/2026	322,169	341,203
3.50% due 08/01/2027	143,875	152,036
3.50% due 10/01/2028	327,369	348,622
3.50% due 06/01/2042	292,733	309,571
3.50% due 07/01/2042	132,330	137,151
3.50% due 08/01/2042	901,155	946,328
3.50% due 09/01/2042	713,549	754,594
3.50% due 07/01/2045	249,336	262,979
3.50% due 08/01/2045	491,816	521,460
3.50% due 10/01/2045	571,536	609,727
3.50% due 11/01/2045	593,934	627,053
3.50% due 12/01/2045	5,646,601	5,950,451
3.50% due 02/01/2046	1,850,207	1,949,768
3.50% due 03/01/2046	6,143,975	6,474,588

Security Description	Principal Amount(8)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due September 15 TBA	$3,039,000	$3,208,935
3.50% due September 30 TBA	3,791,000	3,994,914
4.00% due 11/01/2025	187,510	199,736
4.00% due 06/01/2039	406,963	448,241
4.00% due 09/01/2040	366,235	393,366
4.00% due 12/01/2040	48,856	52,520
4.00% due 11/01/2041	432,882	465,464
4.00% due 01/01/2042	325,710	348,708
4.00% due 01/01/2043	2,948,877	3,207,278
4.00% due 10/01/2043	20,270	21,767
4.00% due 12/01/2043	376,095	411,945
4.00% due 10/01/2044	659,825	706,511
4.00% due 11/01/2044	4,180,708	4,475,407
4.00% due 02/01/2045	255,268	273,871
4.00% due September 30 TBA	3,783,000	4,052,539
4.50% due 06/01/2019	12,630	12,945
4.50% due 06/01/2039	2,745,476	3,028,129
4.50% due 11/01/2040	92,176	101,110
4.50% due 05/01/2041	123,060	134,960
4.50% due 07/01/2041	67,330	73,509
4.50% due 03/01/2042	422,859	463,976
4.50% due 08/01/2044	635,023	693,701
4.50% due 10/01/2044	1,196,794	1,307,269
4.50% due 12/01/2044	20,606	22,486
4.50% due September 30 TBA	2,406,000	2,628,179
5.00% due 01/01/2023	67,489	72,379
5.00% due 04/01/2023	43,871	47,061
5.00% due 03/01/2037	12,609	13,956
5.00% due 05/01/2040	413,108	459,401
5.00% due 06/01/2040	104,502	115,967
5.00% due 07/01/2040	151,766	168,453
5.00% due 02/01/2045	906,859	1,025,149
5.50% due 08/01/2037	382,031	432,557
5.50% due 06/01/2038	50,573	57,322
6.00% due 02/01/2032	3,536	4,045
6.00% due 10/01/2034	139	159
6.00% due 09/01/2038	97,599	111,838
6.00% due 11/01/2038	29,506	33,794
6.00% due 06/01/2040	24,343	27,868
6.50% due 11/01/2037	60,138	71,885
Federal National Mortgage Assoc. REMIC FRS Series 2014-C01, Class M1 2.12% due 01/25/2024(3)	425,593	428,696

		90,164,060

Government National Mtg. Assoc. — 3.2%
3.00% due 02/20/2045	325,777	341,753
3.00% due 05/20/2045	242,132	254,006
3.00% due 07/20/2045	72,018	75,550
3.00% due 11/20/2045	2,950,353	3,095,034
3.00% due 04/20/2046	4,390,603	4,605,911
3.00% due September 30 TBA	281,000	294,391
3.50% due 03/20/2045	245,986	261,149
3.50% due 04/20/2045	363,216	385,598
3.50% due 07/20/2045	239,939	254,764
3.50% due 10/20/2045	6,564,290	6,970,221
3.50% due 05/20/2046	2,951,913	3,136,627
4.00% due 03/20/2044	116,425	124,440
4.00% due 10/20/2045	1,019,225	1,089,537
4.50% due 09/20/2045	1,494,546	1,613,050
4.50% due 10/20/2045	1,249,212	1,348,263
4.50% due 02/20/2046	804,415	869,032
4.50% due 05/20/2046	1,203,821	1,299,274

		26,018,600

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	$316,000	$321,235

Total U.S. Government Agencies
(cost $184,827,753)		185,813,905

U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 1.7%
2.50% due 02/15/2046	7,629,000	8,060,817
2.50% due 05/15/2046	48,000	50,803
2.88% due 08/15/2045	19,000	21,608
3.00% due 11/15/2044	96,000	111,750
3.00% due 05/15/2045	189,000	220,037
3.00% due 11/15/2045	1,222,000	1,424,060
3.13% due 11/15/2041	475,000	564,081
3.38% due 05/15/2044	40,000	49,814
4.50% due 02/15/2036	2,249,000	3,215,191
5.25% due 11/15/2028	67,000	93,423

		13,811,584

United States Treasury Notes — 4.0%
0.13% due 04/15/2018 TIPS(11)	1,258,442	1,264,411
0.50% due 04/30/2017	3,500,000	3,498,359
0.50% due 07/31/2017	7,250,000	7,238,675
0.75% due 01/15/2017	773,600	774,598
0.75% due 01/31/2018	506,000	505,941
1.13% due 02/28/2021	1,164,000	1,162,454
1.13% due 06/30/2021	1,093,000	1,089,798
1.13% due 07/31/2021#	1,100,000	1,096,391
1.25% due 11/30/2018	2,936,000	2,962,492
1.38% due 07/31/2018	57,000	57,612
1.38% due 04/30/2020	756,000	764,889
1.38% due 01/31/2021	247,000	249,238
1.50% due 01/31/2022	191,000	193,201
1.63% due 08/15/2022	191,000	194,216
1.63% due 05/15/2026	2,408,000	2,417,124
1.75% due 12/31/2020	601,000	616,142
2.00% due 07/31/2022	225,000	233,481
2.00% due 02/15/2025	472,000	489,515
2.00% due 08/15/2025	1,500,000	1,554,962
2.13% due 12/31/2021	278,000	290,304
2.25% due 11/15/2025	5,700,000	6,031,757
2.75% due 02/15/2024	140,000	152,802
3.63% due 08/15/2019	52,000	56,079

		32,894,441

Total U.S. Government Treasuries
(cost $45,183,087)		46,706,025

LOANS(5)(12)(13) — 0.4%
Casino Hotels — 0.2%
Caesars Entertainment Resort Properties LLC FRS BTL-B 7.00% due 10/11/2020	1,225,000	1,195,906

E-Commerce/Services — 0.1%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	1,202,597	950,052

Electronic Components-Semiconductors — 0.1%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	926,014	921,384

Total Loans
(cost $3,288,648)		3,067,342

Security Description	Shares/ Principal Amount(8)		Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.1%
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062 (cost $648,000)		648,000	$765,942

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(7)(14) (cost $3)		316	376,404

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		11,675	295,027

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†#		4,350	16,095

Telecom Services — 0.1%
Qwest Corp. 6.13%		22,650	575,310

Total Preferred Securities
(cost $925,289)			886,432

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks - Commercial — 0.1%
Standard Chartered PLC VRS 7.50% due 04/02/2022*(2)		1,033,000	1,031,967

Banks - Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)		637,000	624,260
Wells Fargo Capital X 5.95% due 12/01/2086		220,000	243,100

			867,360

Diversified Banking Institutions — 0.6%
Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(2)		1,913,000	1,976,368
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)		1,765,000	1,889,653
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(2)		245,000	237,087
Societe Generale SA FRS 7.88% due 12/18/2023*(2)		551,000	547,694

			4,650,802

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		369,000	380,992
Enel SpA FRS 6.50% due 01/10/2074	EUR	325,000	397,401
Engie SA FRS 3.88% due 07/10/2018(2)	EUR	600,000	705,143
Gas Natural Fenosa Finance BV FRS 4.13% due 11/18/2022(2)	EUR	200,000	232,638

			1,716,174

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(7)(14)		101,000	$10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		545,000	550,556

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		2,685,000	2,040,600

Food - Dairy Products — 0.2%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,800,000	1,977,750

Gas - Distribution — 0.0%
Centrica PLC VRS 3.00% due 04/10/2076	EUR	225,000	250,286

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		181,000	190,050
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,535,000	1,646,288

			1,836,338

Insurance - Multi-line — 0.1%
MetLife Capital Trust IV 7.88% due 12/15/2067*		237,000	297,435
MetLife, Inc. 6.40% due 12/15/2066		603,000	677,169

			974,604

Insurance - Reinsurance — 0.2%
Muenchener Rueckversicherungs- Gesellschaft AG FRS 7.63% due 06/21/2028	GBP	850,000	1,226,310

Oil Companies - Integrated — 0.1%
TOTAL SA FRS 3.88% due 05/18/2022(2)	EUR	550,000	658,909

Pipelines — 0.0%
Transcanada Trust FRS 5.63% due 05/20/2075		229,000	227,284

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		726,000	777,909

Total Preferred Securities/Capital Securities
(cost $18,175,595)			18,786,859

Total Long-Term Investment Securities
(cost $775,429,901)			792,755,069

SHORT-TERM INVESTMENT SECURITIES — 10.2%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Prime Portfolio 0.43%(15)(16)		17,336,295	17,336,295

Time Deposits — 8.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/01/2016		66,823,000	66,823,000

Security Description	Principal Amount(8)	Value (Note 2)

Total Short-Term Investment Securities
(cost $84,159,295)		$84,159,295

TOTAL INVESTMENTS
(cost $859,589,196)(4)	106.5%	876,914,364
Liabilities in excess of other assets	(6.5)	(53,450,175)

NET ASSETS	100.0%	$823,464,189

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2016, the aggregate value of these securities was $179,954,930 representing 21.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	See Note 5 for cost of investments on a tax basis.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	Security in default of interest and principal at maturity.
(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(8)	Denominated in United States Dollars unless otherwise indicated.
(9)	Interest Only
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2016.
(11)	Principal amount of security is adjusted for inflation.
(12)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Illiquid security. At August 31, 2016, the aggregate value of these securities was $752,045 representing 0.1% of net assets.
(15)	The rate shown is the 7-day yield as of August 31, 2016.
(16)	At August 31, 2016, the Fund had loaned securities with a total value of $17,846,983. This was secured by collateral of $17,336,295, which was received in cash and subsequently invested in short-term investments currently valued at $17,336,295 as reported in the Portfolio of Investments. Additional collateral of $876,922 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

The components of the fixed income pooled secutities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2016
United States Treasury Bills	0.00%	11/25/2016	$ 12,664
United States Treasury Notes/Bonds	0.13% to 7.63%	01/15/2017 to 11/15/2045	864,258

(17)	Company has filed for bankruptcy protection.
(18)	Security in default.

BTL—Bank Term Loan

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2016 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro Dollar

GBP—British Pound

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	23,350,000	USD	25,748,667	09/09/2016	$–	$(303,400)
	EUR	32,800,000	USD	36,652,360	09/30/2016	21,154	–
	GBP	12,370,000	USD	16,044,263	09/30/2016	–	(210,650)

	USD	6,929,313	EUR	6,275,000	09/09/2016	71,831	–

Net Unrealized Appreciation/(Depreciation)						$92,985	$(514,050)

EUR—Euro Dollar

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$12,925,112	$—	$12,925,112
U.S. Corporate Bonds & Notes:
Airlines.	—	2,329,436	57,434	2,386,870
Finance - Investment Banker/Broker	—	390,480	25	390,505
Gambling (Non-Hotel)	—	2,423,500	3,220	2,426,720
Mining	—	—	2,250	2,250
Rubber/Plastic Products	—	1,472,500	0	1,472,500
Other Industries	—	322,283,627	—	322,283,627
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	119,897,958	—	119,897,958
Foreign Government Obligations	—	74,566,618	—	74,566,618
U.S. Government Agencies	—	185,813,905	—	185,813,905
U.S. Government Treasuries	—	46,706,025	—	46,706,025
Loans	—	3,067,342	—	3,067,342
Municipal Bonds & Notes	—	765,942	—	765,942
Common Stocks	—	—	376,404	376,404
Preferred Securities	886,432	—	—	886,432
Preferred Securities/Capital Securities :
Finance - Investment Banker/Broker	—	—	10	10
Other Industries	—	18,786,849	—	18,786,849
Short-Term Investment Securities:
Registered Investment Companies	17,336,295	—	—	17,336,295
Time Deposits	—	66,823,000	—	66,823,000

Total Investments at Value	$18,222,727	$858,252,294	$439,343	$876,914,364

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$92,985	$—	$92,985

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$514,050	$—	$514,050

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2016 — (continued)

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

114

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2016

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$85,329,301	$–	$1,258,501,712	$587,894,712
Investments at value (affiliated)*	535,371,651		328,443,767	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	40,493,000

Total investments	535,371,651	85,329,301	328,443,767	1,258,501,712	628,387,712

Cash	–	276	24,760	130	345
Foreign cash*	–	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	34,000	14,295	34,090	1,368,000	625,600
Dividends and interest	–	96,419	–	7,379,642	8,953,330
Investments sold	260,738	–	6,303	854,095	2,872,908
Payments on swap contracts	–	–	–	–	274,354
Securities lending income	–	4,677	–	11,072	34,894
Prepaid expenses and other assets	14,479	10,130	10,968	27,372	19,229
Due from investment adviser for expense reimbursements/fee waivers	22,233	11,089	16,254	36,532	39,683
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	96,072
Swap premiums paid	–	–	–	–	651,294
Unrealized appreciation on swap contracts	–	–	–	–	578,855

TOTAL ASSETS	535,703,101	85,466,187	328,536,142	1,268,178,555	642,534,276

LIABILITIES:
Payable for:
Fund shares reacquired	293,738	2,600	39,393	60,093	17,703
Investments purchased	–	–	–	48,514,496	2,924,773
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	45,365	40,012	27,847	446,176	294,692
Shareholder services	–	18,187	–	260,332	121,438
Administrative service fees	–	4,910	–	70,289	32,788
Transfer agent fees and expenses	128	255	128	255	255
Trustees’ fees and expenses	15,301	5,601	10,047	33,140	18,691
Other accrued expenses	103,370	56,079	69,095	158,616	100,681
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	392,881	–	15,720,177	48,280,053
Line of credit	–	–	–	–	–
Due to broker	–	–	–	–	44,979
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	19,676

TOTAL LIABILITIES	457,902	520,525	146,510	65,263,574	51,855,729

NET ASSETS	$535,245,199	$84,945,662	$328,389,632	$1,202,914,981	$590,678,547

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$514,099	$53,132	$277,792	$1,064,340	$781,480
Additional paid in capital	484,438,719	63,245,854	318,044,619	1,141,388,256	603,125,548
Accumulated undistributed net investment income (loss)	10,167,140	441,490	8,576,387	27,742,291	26,295,089
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	27,312,364	5,576,702	981,254	(3,895,424)	(47,422,347)
Unrealized appreciation (depreciation) on investments	12,812,877	15,628,484	509,580	36,615,518	7,243,753
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	559,179
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	95,845
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$535,245,199	$84,945,662	$328,389,632	$1,202,914,981	$590,678,547

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	51,409,927	5,313,241	27,779,203	106,434,039	78,147,991
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.41	$15.99	$11.82	$11.30	$7.56

* Cost
Investments (unaffiliated)	$–	$69,700,817	$–	$1,221,886,194	$580,650,959

Investments (affiliated)	$522,558,774	$–	$327,934,187	$–	$–

Foreign cash	$–	$–	$–	$–	$–

† Including securities on loan	$–	$386,070	$–	$15,435,073	$47,253,981

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2016 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*†	$629,733,731	$235,297,415	$121,298,928	$1,003,893,359	$–
Investments at value (affiliated)*	–	–	–	–	845,680,731
Repurchase agreements (cost approximates value)	6,614,000	–	1,475,000	7,508,000	–

Total investments	636,347,731	235,297,415	122,773,928	1,011,401,359	845,680,731

Cash	13,391	880	602	160	1,440,326
Foreign cash*	531,872	–	–	30	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	10,398	143,267	3,578	52,445	612,913
Dividends and interest	1,184,195	460,928	42,090	883,823	–
Investments sold	7,814,065	2,994,930	441,794	6,510,613	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	23,742	1,568	485	26,264	–
Prepaid expenses and other assets	34,688	37,080	27,207	41,500	20,265
Due from investment adviser for expense reimbursements/fee waivers	140,115	14,233	34,660	8,824	33,266
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	646,100,197	238,950,301	123,324,344	1,018,925,018	847,787,501

LIABILITIES:
Payable for:
Fund shares reacquired	502,258	77,099	48,521	45,961	17,324
Investments purchased	2,736,069	3,130,618	680,259	8,361,338	594,589
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	425,660	94,201	78,589	574,089	71,581
Shareholder services	130,372	47,101	25,799	207,774	–
Administrative service fees	35,201	12,717	6,966	56,099	–
Transfer agent fees and expenses	191	192	223	287	128
Trustees’ fees and expenses	34,812	13,312	9,820	43,993	23,877
Other accrued expenses	141,421	67,364	70,866	179,577	106,098
Variation margin on futures contracts	–	–	–	–	–
Accrued foreign tax on capital gains	27,005	–	–	–	–
Collateral upon return of securities loaned	45,814,865	4,663,513	1,629,758	11,879,715	–
Line of credit	197,196	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–

TOTAL LIABILITIES	50,045,050	8,106,117	2,550,801	21,348,833	813,597

NET ASSETS	$596,055,147	$230,844,184	$120,773,543	$997,576,185	$846,973,904

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$372,598	$125,396	$143,385	$487,764	$605,814
Additional paid in capital	605,083,991	228,775,440	110,807,042	824,930,665	780,107,905
Accumulated undistributed net investment income (loss)	4,071,181	3,042,318	(188,572)	6,491,399	18,954,067
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(107,218,673)	(20,796,403)	(2,908,909)	48,340,494	30,217,499
Unrealized appreciation (depreciation) on investments	93,817,819	19,697,433	12,920,597	117,325,913	17,088,619
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(44,764)	–	–	(50)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(27,005)	–	–	–	–

NET ASSETS	$596,055,147	$230,844,184	$120,773,543	$997,576,185	$846,973,904

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	37,259,833	12,539,620	14,338,479	48,776,394	60,581,392
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.00	$18.41	$8.42	$20.45	$13.98

* Cost
Investments (unaffiliated)	$535,915,912	$215,599,982	$108,378,331	$886,567,446	$–

Investments (affiliated)	$–	$–	$–	$–	$828,592,112

Foreign cash	$533,474	$–	$–	$30	$–

† Including securities on loan	$43,275,581	$4,580,847	$1,593,748	$11,372,487	$–

See Notes to Financial Statements

116

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2016 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$137,895,700	$114,785,196	$509,093,529	$755,961,956	$876,914,364
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	4,804,000	–	30,404,000	5,764,000	–

Total investments	142,699,700	114,785,196	539,497,529	761,725,956	876,914,364

Cash	578	155	2,039	607	19,864
Foreign cash*	–	–	–	–	29,984
Due from broker	–	–	605,000	–	–
Receivable for:
Fund shares sold	11,195	5,651	6,710	52,721	161,360
Dividends and interest	62,113	36,936	442,977	1,380,920	8,809,512
Investments sold	–	15,394	1,556,477	–	2,851,705
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	16,349	54,794	2,702	13,706
Prepaid expenses and other assets	19,359	10,358	26,834	37,611	28,277
Due from investment adviser for expense reimbursements/fee waivers	42,052	10,210	33,599	38,520	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	92,985
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	142,834,997	114,880,249	542,225,959	763,239,037	888,921,757

LIABILITIES:
Payable for:
Fund shares reacquired	1,391,689	29,156	731,284	293,991	15,850
Investments purchased	–	–	958,594	–	46,843,181
Payments on swap contracts	–	–	–	–	–
Investment advisory and management fees	31,548	72,257	282,940	161,476	351,077
Shareholder services	31,548	21,261	107,194	161,476	173,868
Administrative service fees	8,518	5,740	28,943	43,599	46,944
Transfer agent fees and expenses	96	255	223	127	351
Trustees’ fees and expenses	15,430	6,006	23,794	38,783	31,421
Other accrued expenses	65,445	65,695	127,964	114,661	144,531
Variation margin on futures contracts	–	–	64,612	74,385	–
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	14,796,295	26,117,305	5,529,983	17,336,295
Line of credit	–	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	514,050
Swap premiums received	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–

TOTAL LIABILITIES	1,544,274	14,996,665	28,442,853	6,418,481	65,457,568

NET ASSETS	$141,290,723	$99,883,584	$513,783,106	$756,820,556	$823,464,189

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,412,632	$70,352	$378,658	$393,602	$729,828
Additional paid in capital	139,879,766	85,238,164	442,804,203	551,910,314	807,234,776
Accumulated undistributed net investment income (loss)	(5,309)	(143,661)	4,885,446	11,000,425	27,159,348
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	3,634	4,333,497	6,338,753	50,857,356	(28,555,328)
Unrealized appreciation (depreciation) on investments	–	10,385,232	59,308,568	141,431,014	17,325,168
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	67,478	1,227,845	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(429,603)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$141,290,723	$99,883,584	$513,783,106	$756,820,556	$823,464,189

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	141,263,177	7,035,181	37,865,832	39,360,196	72,982,826
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$14.20	$13.57	$19.23	$11.28

* Cost
Investments (unaffiliated)	$137,895,700	$104,399,964	$449,784,961	$614,530,942	$859,589,196

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$30,398

† Including securities on loan	$–	$16,369,235	$27,746,303	$9,559,193	$17,846,983

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2016

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,110,198	$–	$94,674	$136,094
Dividends (affiliated)	9,600,117	–	8,379,259	–	–
Securities lending income	–	27,933	–	179,256	329,683
Interest (unaffiliated)	–	86	–	33,831,028	30,139,191

Total investment income*	9,600,117	1,138,217	8,379,259	34,104,958	30,604,968

EXPENSES:
Investment advisory and management fees	510,533	456,431	320,492	4,998,275	3,069,217
Administrative service fee	–	56,016	–	784,396	337,386
Shareholder services fee	–	207,468	–	2,905,172	1,249,577
Transfer agent fees and expenses	1,398	2,795	1,398	2,795	2,795
Custodian and accounting fees	12,033	19,132	12,032	89,951	45,204
Reports to shareholders	77,583	12,714	49,582	166,778	112,519
Audit and tax fees	34,077	39,508	34,631	50,416	48,608
Legal fees	21,317	10,984	16,383	33,013	21,741
Trustees’ fees and expenses	50,622	8,234	31,814	112,482	47,942
Interest expense	8	–	–	–	–
Other expenses	36,604	13,921	12,924	27,235	17,196

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	744,175	827,203	479,256	9,170,513	4,952,185

Fees waived and expenses reimbursed by investment adviser (Note 3)	(233,640)	(121,810)	(158,764)	(222,585)	(153,811)
Fees paid indirectly (Note 7)	–	(7,762)	–	–	–

Net expenses	510,535	697,631	320,492	8,947,928	4,798,374

Net investment income (loss)	9,089,582	440,586	8,058,767	25,157,030	25,806,594

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	6,271,006	–	757,680	(14,835,108)
Net realized gain (loss) on investments (affiliated)	3,517,384	–	(2,791,230)	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	27,315,100	–	5,930,313	–	–
Net realized gain (loss) on futures and swap contracts	–	–	–	–	757,101
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	77,870

Net realized gain (loss) on investments and foreign currencies	30,832,484	6,271,006	3,139,083	757,680	(14,000,137)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	(29,046)	–	40,587,643	23,004,689
Change in unrealized appreciation (depreciation) on investments (affiliated)	(1,861,057)	–	8,283,408	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	637,101
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(43,654)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(1,861,057)	(29,046)	8,283,408	40,587,643	23,598,136

Net realized and unrealized gain (loss) on investments and foreign currencies	28,971,427	6,241,960	11,422,491	41,345,323	9,597,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,061,009	$6,682,546	$19,481,258	$66,502,353	$35,404,593

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$339	$(1,665)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2016 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,398,959	$4,714,232	$761,956	$15,405,712	$–
Dividends (affiliated)	–	–	–	–	18,149,081
Securities lending income	342,159	12,532	30,489	140,220	–
Interest (unaffiliated)	10,699	7,431	126	6,764	–

Total investment income*	11,751,817	4,734,195	792,571	15,552,696	18,149,081

EXPENSES:
Investment advisory and management fees	5,016,815	987,023	1,037,186	6,340,987	806,049
Administrative service fee	414,856	133,248	92,782	616,949	–
Shareholder services fee	1,536,505	493,512	343,638	2,284,995	–
Transfer agent fees and expenses	2,095	2,098	2,446	3,146	1,398
Custodian and accounting fees	165,132	12,145	13,997	67,300	12,032
Reports to shareholders	106,445	30,149	22,953	141,917	122,446
Audit and tax fees	59,702	38,184	40,240	39,237	35,650
Legal fees	33,414	13,949	12,086	28,845	26,811
Trustees’ fees and expenses	60,165	19,489	14,585	89,556	79,095
Interest expense	776	45	27	4	–
Other expenses	48,437	18,206	28,404	82,117	20,461

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	7,444,342	1,748,048	1,608,344	9,695,053	1,103,942

Fees waived and expenses reimbursed by investment adviser (Note 3)	(1,298,323)	(149,070)	(439,975)	(98,075)	(297,894)
Fees paid indirectly (Note 7)	(10,110)	(20,584)	(20,054)	(4,765)	–

Net expenses	6,135,909	1,578,394	1,148,315	9,592,213	806,048

Net investment income (loss)	5,615,908	3,155,801	(355,744)	5,960,483	17,343,033

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	20,960,535	7,721,758	(1,571,293)	53,904,741	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	1,294,225
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	33,885,915
Net realized gain (loss) on futures and swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(605,939)	–	–	7,463	–

Net realized gain (loss) on investments and foreign currencies	20,354,596	7,721,758	(1,571,293)	53,912,204	35,180,140

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	16,636,846	7,417,784	3,771,207	27,397,319	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	6,586,314
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	20,808	–	–	1,975	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	19,362	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	16,677,016	7,417,784	3,771,207	27,399,294	6,586,314

Net realized and unrealized gain (loss) on investments and foreign currencies	37,031,612	15,139,542	2,199,914	81,311,498	41,766,454

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,647,520	$18,295,343	$1,844,170	$87,271,981	$59,109,487

* Net of foreign withholding taxes on interest and dividends of	$613,156	$7,400	$546	$94,017	$–

** Net of foreign withholding taxes on capital gains of	$98,404	$–	$–	$–	$–

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2016 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$423,373	$8,564,457	$14,853,794	$56,509
Dividends (affiliated)	–	–	–	–	–
Securities lending income	–	499,898	745,871	47,587	297,128
Interest (unaffiliated)	551,698	170	1,543	37,776	33,696,772

Total investment income*	551,698	923,441	9,311,871	14,939,157	34,050,409

EXPENSES:
Investment advisory and management fees	416,378	834,366	3,180,890	1,839,990	3,941,248
Administrative service fee	112,422	66,373	325,131	496,798	523,687
Shareholder services fee	416,378	245,825	1,204,189	1,839,990	1,939,582
Transfer agent fees and expenses	1,049	2,795	2,446	1,399	3,847
Custodian and accounting fees	12,493	18,070	45,438	23,358	117,873
Reports to shareholders	49,856	16,100	73,383	115,438	119,645
Audit and tax fees	44,354	38,252	40,148	40,384	50,415
Legal fees	18,002	12,745	21,105	25,396	27,293
Trustees’ fees and expenses	16,940	9,866	46,929	72,644	75,467
Interest expense	–	8	–	–	–
Other expenses	13,968	24,718	67,419	35,433	26,996

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,101,840	1,269,118	5,007,078	4,490,830	6,826,053

Fees waived and expenses reimbursed by investment adviser (Note 3)	(566,835)	(128,486)	(431,161)	(369,251)	–
Fees paid indirectly (Note 7)	–	(10,830)	(19,173)	–	–

Net expenses	535,005	1,129,802	4,556,744	4,121,579	6,826,053

Net investment income (loss)	16,693	(206,361)	4,755,127	10,817,578	27,224,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,513	4,867,921	9,593,956	50,697,866	(25,609,182)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures and swap contracts	–	–	738,790	(287,516)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(425)	–	2,979,254

Net realized gain (loss) on investments and foreign currencies	4,513	4,867,921	10,332,321	50,410,350	(22,629,928)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	(1,266,158)	37,632,555	20,100,484	49,177,986
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	526,568	3,275,727	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(23)	–	280,590
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	(1,266,158)	38,159,100	23,376,211	49,458,576

Net realized and unrealized gain (loss) on investments and foreign currencies	4,513	3,601,763	48,491,421	73,786,561	26,828,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,206	$3,395,402	$53,246,548	$84,604,139	$54,053,004

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$14,312	$(959)	$(4,559)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND
	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,089,582	$8,991,839	$440,586	$315,489	$8,058,767	$8,102,860
Net realized gain (loss) on investments and foreign currencies	30,832,484	39,851,778	6,271,006	7,776,997	3,139,083	13,637,210
Net unrealized gain (loss) on investments and foreign currencies	(1,861,057)	(65,046,407)	(29,046)	(5,274,921)	8,283,408	(30,536,532)

Net increase (decrease) in net assets resulting from operations	38,061,009	(16,202,790)	6,682,546	2,817,565	19,481,258	(8,796,462)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,738,936)	(8,425,229)	(312,016)	(272,960)	(8,954,028)	(7,273,159)
Net realized gain on securities	(36,862,555)	(37,983,763)	(7,803,191)	–	(13,000,997)	(14,630,677)

Total distributions to shareholders	(47,601,491)	(46,408,992)	(8,115,207)	(272,960)	(21,955,025)	(21,903,836)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	35,895,629	59,388,848	4,417,592	(7,797,869)	5,066,395	33,733,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,355,147	(3,222,934)	2,984,931	(5,253,264)	2,592,628	3,033,233
NET ASSETS:
Beginning of period	508,890,052	512,112,986	81,960,731	87,213,995	325,797,004	322,763,771

End of period†	$535,245,199	$508,890,052	$84,945,662	$81,960,731	$328,389,632	$325,797,004

† Includes accumulated undistributed net investment income (loss) of	$10,167,140	$10,732,462	$441,490	$312,853	$8,576,387	$8,949,690

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE BOND FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$25,157,030	$21,279,765	$25,806,594	$21,725,130	$5,615,908	$6,070,838	$3,155,801	$2,361,026
Net realized gain (loss) on investments and foreign currencies	757,680	4,636,578	(14,000,137)	(4,935,620)	20,354,596	(654,305)	7,721,758	31,300,480
Net unrealized gain (loss) on investments and foreign currencies	40,587,643	(20,905,735)	23,598,136	(26,110,295)	16,677,016	(12,771,756)	7,417,784	(36,780,637)

Net increase (decrease) in net assets resulting from operations	66,502,353	5,010,608	35,404,593	(9,320,785)	42,647,520	(7,355,223)	18,295,343	(3,119,131)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,425,991)	(21,848,211)	(23,145,260)	(21,285,525)	(6,570,282)	(7,671,663)	(2,372,082)	(2,722,460)
Net realized gain on securities	(3,247,585)	–	–	–	–	–	–	–

Total distributions to shareholders	(26,673,576)	(21,848,211)	(23,145,260)	(21,285,525)	(6,570,282)	(7,671,663)	(2,372,082)	(2,722,460)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	97,283,313	135,941,613	109,564,711	79,002,086	(36,323,383)	24,697,553	21,318,961	(22,009,185)

TOTAL INCREASE (DECREASE) IN NET ASSETS	137,112,090	119,104,010	121,824,044	48,395,776	(246,145)	9,670,667	37,242,222	(27,850,776)
NET ASSETS:
Beginning of period	1,065,802,891	946,698,881	468,854,503	420,458,727	596,301,292	586,630,625	193,601,962	221,452,738

End of period†	$1,202,914,981	$1,065,802,891	$590,678,547	$468,854,503	$596,055,147	$596,301,292	$230,844,184	$193,601,962

† Includes accumulated undistributed net investment income (loss) of	$27,742,291	$23,521,691	$26,295,089	$22,676,199	$4,071,181	$3,066,471	$3,042,318	$2,423,104

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND
	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(355,744)	$(387,426)	$5,960,483	$2,656,597	$17,343,033	$15,735,576	$16,693	$16,299
Net realized gain (loss) on investments and foreign currencies	(1,571,293)	8,030,479	53,912,204	127,951,234	35,180,140	46,804,044	4,513	277,264
Net unrealized gain (loss) on investments and foreign currencies	3,771,207	(5,236,025)	27,399,294	(166,476,630)	6,586,314	(84,010,113)	–	–

Net increase (decrease) in net assets resulting from operations	1,844,170	2,407,028	87,271,981	(35,868,799)	59,109,487	(21,470,493)	21,206	293,563

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(2,541,034)	(1,930,590)	(18,174,605)	(14,788,242)	(16,693)	(16,299)
Net realized gain on securities	(9,306,137)	(23,091,400)	(130,705,432)	(92,970,632)	(44,418,799)	(46,494,498)	–	–

Total distributions to shareholders	(9,306,137)	(23,091,400)	(133,246,466)	(94,901,222)	(62,593,404)	(61,282,740)	(16,693)	(16,299)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(26,055,482)	11,702,600	116,970,362	87,759,775	52,013,742	82,676,287	(18,619,160)	(10,947,206)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,517,449)	(8,981,772)	70,995,877	(43,010,246)	48,529,825	(76,946)	(18,614,647)	(10,669,942)
NET ASSETS:
Beginning of period	154,290,992	163,272,764	926,580,308	969,590,554	798,444,079	798,521,025	159,905,370	170,575,312

End of period†	$120,773,543	$154,290,992	$997,576,185	$926,580,308	$846,973,904	$798,444,079	$141,290,723	$159,905,370

† Includes accumulated undistributed net investment income (loss) of	$(188,572)	$(441,272)	$6,491,399	$2,691,890	$18,954,067	$18,164,593	$(5,309)	$(5,309)

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP GROWTH FUND		SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(206,361)	$(282,616)	$4,755,127	$5,596,071	$10,817,578	$9,876,470	$27,224,356	$29,043,614
Net realized gain (loss) on investments and foreign currencies	4,867,921	11,007,459	10,332,321	57,359,355	50,410,350	73,027,864	(22,629,928)	(1,544,065)
Net unrealized gain (loss) on investments and foreign currencies	(1,266,158)	(4,864,720)	38,159,100	(79,140,679)	23,376,211	(77,297,779)	49,458,576	(45,501,216)

Net increase (decrease) in net assets resulting from operations	3,395,402	5,860,123	53,246,548	(16,185,253)	84,604,139	5,606,555	54,053,004	(18,001,667)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	(5,703,783)	(3,145,608)	(10,420,982)	(8,278,684)	(30,733,820)	(28,288,148)
Net realized gain on securities	(9,907,299)	(12,307,025)	(57,354,654)	(69,462,612)	(45,692,358)	–	(2,407,964)	(7,182,384)

Total distributions to shareholders	(9,907,299)	(12,307,025)	(63,058,437)	(72,608,220)	(56,113,340)	(8,278,684)	(33,141,784)	(35,470,532)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,633,641)	2,568,967	36,438,081	17,780,355	1,869,743	49,897,512	16,918,052	84,015,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,145,538)	(3,877,935)	26,626,192	(71,013,118)	30,360,542	47,225,383	37,829,272	30,543,061
NET ASSETS:
Beginning of period	110,029,122	113,907,057	487,156,914	558,170,032	726,460,014	679,234,631	785,634,917	755,091,856

End of period†	$99,883,584	$110,029,122	$513,783,106	$487,156,914	$756,820,556	$726,460,014	$823,464,189	$785,634,917

† Includes accumulated undistributed net investment income (loss) of	$(143,661)	$(146,258)	$4,885,446	$5,782,520	$11,000,425	$9,947,965	$27,159,348	$31,439,551

See Notes to Financial Statements

124

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

125

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized

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appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging).

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

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Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables represent the value of derivatives held as of August 31, 2016, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended August 31, 2016. For a detailed presentation of derivatives held as of August 31, 2016, please refer to the schedule following the Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
High Yield Bond	$—	$578,855	$96,072	$674,927
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	92,985	92,985

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
High Yield Bond	$—	$19,676	$—	$19,676
Small Cap Value	64,612	—	—	64,612
Socially Responsible	74,385	—	—	74,385
Strategic Bond	—	—	514,050	514,050

Statement of Assets and Liabilities Location:

(1)	Variation Margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund's Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$67,478
Socially Responsible	1,227,845

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NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Forward Exchange Contracts(2)
High Yield Bond	$—	$757,101	$(79,148)	$677,953
Small Cap Value	738,790	—	—	738,790
Socially Responsible	(287,516)	—	—	(287,516)
Strategic Bond	—	—	3,717,155	3,717,155

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(3)	Swap Contracts(3)	Foreign Forward Exchange Contracts(4)
High Yield Bond	$—	$637,101	$(43,015)	$594,086
Small Cap Value	526,568	—	—	526,568
Socially Responsible	3,275,727	—	—	3,275,727
Strategic Bond	—	—	(409,936)	(409,936)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures and swap contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures and swap contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(2)	Foreign Forward Exchange Contracts(2)
High Yield Bond	$—	$19,112,975	$7,363,235
Small Cap Value	8,157,926	—	—
Socially Responsible	29,941,471	—	—
Strategic Bond	—	—	120,001,697

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of August 31, 2016. The repurchase agreements held by the Funds and securities on loan as of August 31, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$96,072	$—	$—	$96,072	$—	$—	$—	$—	$96,072	$—	$96,072

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the year ended August 31, 2016, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended August 31, 2016, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

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G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

As of August 31, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	2.57%	$4,804,000
Socially Responsible	3.08	5,764,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated August 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $186,961,000, a repurchase price of $186,961,052 and a maturity date of September 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	7.88%	02/15/2021	$25,000,000	32,390,275
U.S. Treasury Bonds	8.75	05/15/2020	25,000,000	32,638,075
U.S. Treasury Notes	2.25	07/31/2021	104,560,000	109,953,518
U.S. Treasury Notes	3.50	05/15/2020	14,310,000	15,722,526

H. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2011. These filing are subject to various administrative and judicial proceedings within these countries. During the fiscal year, the International Opportunities Fund successfully recovered taxes withheld by Sweden for the aforementioned calendar years in the amount of $224,953. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $277,505, $4,018 and $(56,570), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 — 2015 or expected to be taken in each Fund’s 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million

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NOTES TO FINANCIAL STATEMENTS — (continued)

High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

Delaware Investments Fund Advisers (“Delaware Investments”)(1)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. d/b/a Boston Partners (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Money Market II Fund and the Socially Responsible Fund

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management, Inc. (“Wells Capital”)—subadviser for the Mid Cap Growth Fund and a portion of the Small Cap Value Fund.(2)

(1)	Effective March 1, 2016, Delaware Investments replaced UBS Global Asset Management (Americas), Inc. as the subadviser for a portion of the International Opportunities Fund.
(2)	On July 1, 2016, Metropolitan West Capital Management, LLC merged with and into Wells Capital.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2017. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2017, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

134

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the year ended August 31, 2016, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$233,640
Capital Appreciation	121,810
Conservative Growth Lifestyle	158,764
Core Bond	222,585
High Yield Bond	153,811
International Opportunities	1,298,323
Large Cap Value	149,070
Mid Cap Growth	439,975
Mid Cap Value	98,075
Moderate Growth Lifestyle	297,894
Money Market II	185,809
Small Cap Growth	128,486
Small Cap Value	431,161
Socially Responsible	369,251

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2016, VALIC voluntarily waived fees and/or reimbursed expenses of $381,026 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund in the Series and VCI, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the year ended August 31, 2016, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

135

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NOTES TO FINANCIAL STATEMENTS — (continued)

Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended August 31, 2016, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2016, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2016, VC II has deferred $22,100 of trustee compensation.

At August 31, 2016, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	45.73	7.14	19.81	4.19	23.13
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	82.81	1.26	2.63	5.52	7.78
High Yield Bond	0.02	—	69.24	0.52	7.07	7.75	15.40
International Opportunities	—	—	92.55	—	3.03	1.22	3.20
Large Cap Value	—	—	88.60	—	4.27	1.47	5.66
Mid Cap Growth	—	—	87.28	1.80	5.79	0.55	4.58
Mid Cap Value	0.24	—	90.56	0.21	3.32	0.78	4.89
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Money Market II	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	76.63	4.50	10.49	0.55	7.83
Small Cap Value	—	—	88.74	0.89	4.11	1.38	4.88
Socially Responsible	—	—	100.00	—	—	—	—
Strategic Bond	0.06	0.00	73.10	0.62	4.11	8.38	13.73

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended August 31, 2016, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$2,348,468	$25,770,615	$2,348,468	$11,692,996	$3,735,652	$(4,840,317)	$15,321,422
VALIC Co. I Capital Conservation Fund	159,212	17,245	12,084,780	176,457	6,558,511	27,296	255,368	5,985,390
VALIC Co. I Dividend Value Fund	317,058	1,431,822	6,809,583	10,637,968	—	—	(317,306)	17,130,245
VALIC Co. I Emerging Economies Fund	—	—	8,512,756	10,043,451	8,369,040	(2,389,142)	2,135,549	9,933,574
VALIC Co. I Foreign Value Fund	547,032	—	25,055,812	1,209,222	—	—	357,301	26,622,335
VALIC Co. I Global Real Estate Fund	1,318,038	1,880,869	37,088,386	16,835,699	2,185,342	551,848	2,065,634	54,356,225
VALIC Co. I Government Securities Fund	228,815	—	11,720,409	358,747	4,886,149	(62,544)	271,237	7,401,700
VALIC Co. I Inflation Protected Fund	36,935	5,614	6,147,229	42,550	3,016,911	(158,850)	242,521	3,256,539
VALIC Co. I International Equities Index Fund	1,530,426	—	53,598,627	13,812,935	32,222,147	(2,498,337)	854,250	33,545,328
VALIC Co. I International Growth Fund	357,270	1,968,436	26,111,544	3,115,286	9,362,734	297,677	(2,738,092)	17,423,681
VALIC Co. I Mid Cap Index Fund	300,026	2,289,324	20,824,165	5,289,842	—	—	450,479	26,564,486
VALIC Co. I Mid Cap Strategic Growth Fund	—	850,500	6,281,073	850,500	772,882	(26,040)	(335,488)	5,997,163
VALIC Co. I Nasdaq-100 Index Fund	91,531	562,569	15,744,312	654,100	5,002,977	2,083,562	(1,121,721)	12,357,276
VALIC Co. I Science & Technology Fund	—	1,533,105	12,927,808	1,533,105	6,563,755	2,818,725	(2,754,153)	7,961,730
VALIC Co. I Small Cap Index Fund	349,121	2,000,880	25,240,442	4,099,783	—	—	278,039	29,618,264
VALIC Co. I Small Cap Special Values Fund	171,914	1,148,373	7,706,450	6,092,097	—	—	353,773	14,152,320
VALIC Co. I Stock Index Fund	459,306	1,343,293	18,884,635	9,878,888	9,134,365	(435,183)	825,356	20,019,331

136

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NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2016
VALIC Co. I Value Fund	$47,310	$—	$1,751,711	$1,354,438	$—	$—	$289,247	$3,395,396
VALIC Co. II Capital Appreciation Fund	60,449	1,511,764	15,534,457	1,572,212	—	—	(278,622)	16,828,047
VALIC Co. II Core Bond Fund	636,911	88,296	44,100,331	4,523,930	18,134,755	222,856	938,303	31,650,665
VALIC Co. II High Yield Bond Fund	1,480,624	—	21,033,471	22,724,102	2,950,248	(142,839)	1,158,569	41,823,055
VALIC Co. II International Opportunities Fund	183,098	—	9,944,537	7,242,783	—	—	845,106	18,032,426
VALIC Co. II Large Cap Value Fund	111,007	—	6,269,332	2,825,210	—	—	752,910	9,847,452
VALIC Co. II Mid Cap Growth Fund	—	542,557	7,781,765	542,557	977,878	52,105	(402,554)	6,995,995
VALIC Co. II Mid Cap Value Fund	85,635	4,404,889	27,948,619	6,727,931	—	—	(1,528,152)	33,148,398
VALIC Co. II Small Cap Growth Fund	—	1,047,429	10,659,610	1,047,429	581,737	(34,383)	(609,501)	10,481,418
VALIC Co. II Small Cap Value Fund	225,640	2,268,937	15,174,736	6,262,692	—	—	(295,933)	21,141,495
VALIC Co. II Strategic Bond Fund	902,759	70,730	28,204,318	16,033,753	11,140,075	(525,019)	1,275,541	33,848,518
VALIC Co. I International Government Bond Fund	—	—	—	520,178	—	—	11,599	531,777

	$9,600,117	$27,315,100	$508,911,513	$158,356,313	$133,552,502	$3,517,384	$(1,861,057)	$535,371,651

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$287,829	$8,241,659	$287,829	$6,242,722	$1,065,900	$(1,025,801)	$2,326,865
VALIC Co. I Capital Conservation Fund	277,367	30,043	15,268,887	307,410	2,605,423	13,075	476,969	13,460,918
VALIC Co. I Dividend Value Fund	—	—	—	7,092,796	—	—	16,526	7,109,322
VALIC Co. I Emerging Economies Fund	—	—	2,766,752	1,556,766	2,850,099	(571,967)	639,338	1,540,790
VALIC Co. I Foreign Value Fund	256,896	—	11,864,958	472,824	1,195,793	(230,884)	348,701	11,259,806
VALIC Co. I Global Real Estate Fund	519,208	740,920	10,957,965	8,801,165	1,150,445	(56,345)	888,162	19,440,502
VALIC Co. I Government Securities Fund	294,842	—	7,341,182	6,776,344	2,805,511	(111,715)	252,487	11,452,787
VALIC Co. I Inflation Protected Fund	99,209	15,082	10,045,842	1,315,120	1,672,724	17,722	272,272	9,978,232
VALIC Co. I International Equities Index Fund	788,902	—	28,778,237	4,682,250	17,285,323	(2,394,416)	1,361,572	15,142,320
VALIC Co. I International Government Bond Fund	118	17	1,355,226	317,778	1,354,390	(90,198)	101,258	329,674
VALIC Co. I International Growth Fund	201,414	1,109,724	13,246,930	3,270,813	8,725,250	(1,207,621)	(247,267)	6,337,605
VALIC Co. I Mid Cap Index Fund	996	7,599	3,173,232	3,167,033	3,934,642	(145,154)	126,164	2,386,633
VALIC Co. I Mid Cap Strategic Growth Fund	—	128,971	1,903,817	128,971	1,304,012	(273,836)	216,991	671,931
VALIC Co. I Nasdaq-100 Index Fund	5,283	32,471	3,394,272	37,754	2,964,326	1,029,697	(817,414)	679,983
VALIC Co. I Science & Technology Fund	—	224,786	3,154,469	224,786	2,747,976	218,689	(160,700)	689,268
VALIC Co. I Small Cap Index Fund	64,544	369,916	6,329,604	2,117,417	3,249,170	(108,608)	386,481	5,475,724
VALIC Co. I Small Cap Special Values Fund	52,957	353,746	1,948,066	3,561,531	—	—	221,789	5,731,386
VALIC Co. I Stock Index Fund	—	—	2,632,147	4,375,293	5,107,375	36,786	110,214	2,047,065
VALIC Co. I Value Fund	7,380	—	156,467	625,655	—	—	68,889	851,011
VALIC Co. II Capital Appreciation Fund	12,790	319,867	3,286,866	332,658	—	—	(58,953)	3,560,571
VALIC Co. II Core Bond Fund	1,318,194	182,743	70,209,752	15,576,916	21,718,925	318,668	1,982,533	66,368,944
VALIC Co. II High Yield Bond Fund	1,833,105	—	34,147,106	12,355,494	1,716,376	(20,033)	1,073,841	45,840,032
VALIC Co. II International Opportunities Fund	77,214	—	3,646,319	3,636,938	353,656	1,119	315,810	7,246,530
VALIC Co. II Large Cap Value Fund	38,352	—	1,586,068	1,537,388	—	—	278,771	3,402,227
VALIC Co. II Mid Cap Growth Fund	—	67,234	1,965,116	67,234	1,318,589	(141,951)	93,551	665,361
VALIC Co. II Mid Cap Value Fund	20,097	1,033,738	6,426,175	1,671,628	—	—	(318,546)	7,779,257
VALIC Co. II Small Cap Growth Fund	—	76,533	1,685,011	76,533	1,156,899	(185,352)	123,540	542,833
VALIC Co. II Small Cap Value Fund	75,413	758,316	2,399,050	4,762,050	—	—	(95,269)	7,065,831
VALIC Co. II Strategic Bond Fund	2,434,978	190,778	67,869,332	12,957,256	13,462,922	45,194	1,651,499	69,060,359

	$8,379,259	$5,930,313	$325,780,507	$102,093,630	$104,922,548	$(2,791,230)	$8,283,408	$328,443,767

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2015	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 08/31/2016
VALIC Co. I Blue Chip Growth Fund	$—	$2,893,598	$31,670,997	$2,893,598	$17,802,061	$4,229,137	$(5,792,545)	$15,199,126
VALIC Co. I Capital Conservation Fund	515,224	55,807	33,759,892	571,031	11,298,616	(71,686)	1,004,031	23,964,652
VALIC Co. I Dividend Value Fund	303,530	1,370,730	7,622,383	15,350,044	—	—	(104,512)	22,867,915
VALIC Co. I Emerging Economies Fund	—	—	8,597,667	9,518,278	8,632,321	(2,176,310)	2,115,286	9,422,600
VALIC Co. I Foreign Value Fund	647,475	—	29,554,223	1,532,014	1,869,786	(450,544)	723,882	29,489,789
VALIC Co. I Global Real Estate Fund	1,974,912	2,818,243	48,841,329	32,405,273	4,478,133	136,996	3,292,652	80,198,117
VALIC Co. I Government Securities Fund	365,366	—	18,117,881	5,600,934	11,327,897	(306,187)	566,715	12,651,446
VALIC Co. I Inflation Protected Fund	57,936	8,808	14,060,219	3,306,669	9,129,280	(551,921)	743,686	8,429,373
VALIC Co. I International Equities Index Fund	2,144,737	—	71,151,189	18,231,931	49,226,199	(5,641,922)	3,562,631	38,077,630
VALIC Co. I International Government Bond Fund	154	22	1,673,500	815,938	1,672,183	(111,461)	134,584	840,378
VALIC Co. I International Growth Fund	517,373	2,850,552	35,027,294	7,265,689	15,263,567	(603,067)	(2,923,409)	23,502,940
VALIC Co. I Mid Cap Index Fund	372,927	2,845,590	25,237,619	10,069,998	1,246,105	140,998	745,841	34,948,351
VALIC Co. I Mid Cap Strategic Growth Fund	—	1,058,935	7,820,393	1,058,935	3,485,314	(922,538)	260,090	4,731,566
VALIC Co. I Nasdaq-100 Index Fund	79,518	488,732	18,139,486	568,250	12,371,213	5,184,910	(4,146,670)	7,374,763
VALIC Co. I Science & Technology Fund	—	1,684,404	11,825,025	1,684,404	6,303,628	1,561,155	(1,904,021)	6,862,935
VALIC Co. I Small Cap Index Fund	503,125	2,883,503	36,791,126	10,280,806	4,222,809	(83,000)	1,011,088	43,777,211
VALIC Co. I Small Cap Special Values Fund	192,000	1,282,545	8,831,029	11,679,530	—	—	682,240	21,192,799
VALIC Co. I Stock Index Fund	344,236	1,006,756	15,737,605	18,657,460	13,584,097	(504,722)	769,385	21,075,631
VALIC Co. I Value Fund	37,938	—	1,556,381	2,432,024	—	—	286,252	4,274,657
VALIC Co. II Capital Appreciation Fund	70,592	1,765,434	18,141,101	1,836,026	—	—	(325,374)	19,651,753
VALIC Co. II Core Bond Fund	2,128,411	295,066	140,436,913	24,353,712	74,951,818	878,666	2,853,207	93,570,680
VALIC Co. II High Yield Bond Fund	3,377,520	—	38,103,971	55,329,107	4,502,299	7,494	2,180,532	91,118,805
VALIC Co. II International Opportunities Fund	194,949	—	9,642,877	8,632,413	119,109	377	922,481	19,079,039
VALIC Co. II Large Cap Value Fund	135,912	—	7,347,510	4,752,002	—	—	977,749	13,077,261
VALIC Co. II Mid Cap Growth Fund	—	459,215	9,386,882	459,214	3,847,039	262,862	(738,118)	5,523,801
VALIC Co. II Mid Cap Value Fund	122,420	6,297,021	37,578,792	13,046,161	—	—	(1,861,608)	48,763,345
VALIC Co. II Small Cap Growth Fund	—	831,875	8,465,933	831,875	911,938	(94,978)	(466,782)	7,824,110
VALIC Co. II Small Cap Value Fund	267,686	2,691,734	13,910,709	11,291,468	—	—	(121,142)	25,081,035
VALIC Co. II Strategic Bond Fund	3,795,140	297,345	89,461,946	44,681,338	23,582,390	409,966	2,138,163	113,109,023

	$18,149,081	$33,885,915	$798,491,872	$319,136,122	$279,827,802	$1,294,225	$6,586,314	$845,680,731

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2016 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$121,441,096	$133,552,502	$—	$—
Capital Appreciation	44,257,837	47,335,855	—	—
Conservative Growth Lifestyle	87,784,058	104,922,548	—	—
Core Bond	452,419,544	429,482,529	1,209,120,616	1,124,195,696
High Yield Bond	276,343,035	165,034,647	—	—
International Opportunities	347,238,738	383,487,630	—	—
Large Cap Value	159,630,035	137,897,734	—	—
Mid Cap Growth	125,522,305	161,528,704	—	—
Mid Cap Value	401,895,646	398,528,468	—	—
Moderate Growth Lifestyle	267,101,126	279,827,802	—	—
Money Market II	—	—	—	—
Small Cap Growth	38,024,707	49,695,236	—	—
Small Cap Value	274,515,495	305,137,899	—	—
Socially Responsible	180,208,014	201,481,156	—	—
Strategic Bond	582,813,017	664,877,431	652,399,044	544,657,856

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2016.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$525,627,580	$24,852,548	$(15,108,477)	$9,744,071
Capital Appreciation	69,700,829	16,789,976	(1,161,504)	15,628,472
Conservative Growth Lifestyle	329,752,880	5,756,333	(7,065,446)	(1,309,113)
Core Bond	1,222,200,851	39,243,903	(2,943,042)	36,300,861
High Yield Bond	621,321,127	22,008,530	(14,941,945)	7,066,585
International Opportunities	546,953,394	113,023,768	(23,629,431)	89,394,337
Large Cap Value	216,636,057	23,639,238	(4,977,880)	18,661,358
Mid Cap Growth	110,131,324	15,352,774	(2,710,170)	12,642,604
Mid Cap Value	898,814,293	150,106,796	(37,519,730)	112,587,066
Moderate Growth Lifestyle	833,304,869	29,444,106	(17,068,244)	12,375,862
Money Market II	142,699,700	—	—	—
Small Cap Growth	104,927,923	17,959,923	(8,102,650)	9,857,273
Small Cap Value	484,293,314	87,903,517	(32,699,302)	55,204,215
Socially Responsible	621,644,176	158,894,383	(18,812,603)	140,081,780
Strategic Bond	859,948,215	26,015,410	(9,049,261)	16,966,149

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2016 and the tax character of distributions paid during the year ended August 31, 2016 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2016
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,175,053	$30,381,169	$9,744,071	$13,270,729	$34,330,762
Capital Appreciation	444,641	7,972,350	15,628,472	312,016	7,803,191
Conservative Growth Lifestyle	8,581,634	2,821,833	(1,309,113)	9,991,705	11,963,320
Core Bond	27,768,658	(1,908,578)	36,300,861	26,673,576	—
High Yield Bond	27,551,970	(34,993,409)	7,066,358	23,145,260	—
International Opportunities	7,790,735	(93,325,579)	89,320,198	6,570,282	—
Large Cap Value	3,049,306	(17,818,892)	18,661,358	2,372,082	—
Mid Cap Growth	—	(2,327,330)	12,642,604	—	9,306,137
Mid Cap Value	6,514,472	62,136,734	112,587,016	2,541,034	130,705,432
Moderate Growth Lifestyle	18,966,348	34,930,260	12,375,862	21,298,906	41,294,498
Money Market II	6,406	—	—	16,693	—
Small Cap Growth	—	6,502,058	9,857,273	69,228	9,838,071
Small Cap Value	5,369,680	19,109,755	55,204,215	10,495,948	52,562,489
Socially Responsible	12,252,457	52,201,632	140,081,780	10,420,982	45,692,358
Strategic Bond	28,271,122	(10,351,324)	16,957,611	32,224,009	917,775

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax character of distributions paid during the year ended August 31, 2015 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,015,465	$36,393,527
Capital Appreciation	272,960	—
Conservative Growth Lifestyle	12,368,253	9,535,583
Core Bond	21,848,211	—
High Yield Bond	21,285,525	—
International Opportunities	7,671,663	—
Large Cap Value	2,722,460	—
Mid Cap Growth	5,454,990	17,636,410
Mid Cap Value	10,189,508	84,711,714
Moderate Growth Lifestyle	18,139,636	43,143,104
Money Market II	16,299	—
Small Cap Growth	421,402	11,885,623
Small Cap Value	14,057,722	58,550,498
Socially Responsible	8,278,684	—
Strategic Bond	33,663,602	1,806,930

As of August 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Fund	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	1,908,578
High Yield Bond	25,316,663	6,794,791	2,881,955
International Opportunities	93,325,579	—	—
Large Cap Value	17,818,892	—	—
Mid Cap Growth	—	2,327,330	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	—
Small Cap Growth	—	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	3,364,943	6,986,381

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$—
Capital Appreciation	—
Conservative Growth Lifestyle	—
Core Bond	—
High Yield Bond	—
International Opportunities	18,065,899

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
Large Cap Value	$10,204,568
Mid Cap Growth	—
Mid Cap Value	—
Moderate Growth Lifestyle	—
Money Market II	879
Small Cap Growth	—
Small Cap Value	—
Socially Responsible	—
Strategic Bond	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2016, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	2,395,637	—
Conservative Growth Lifestyle	—	21,888	—
Core Bond	—	(3,800,643)	5,482,755
High Yield Bond	—	1,421,111	10,857,666
International Opportunities	—	13,144,487	—
Large Cap Value	—	1,941,433	—
Mid Cap Growth	183,117	5,238,470	(4,934,885)
Mid Cap Value	—	9,057,391	—
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	—
Small Cap Growth	140,096	1,640,601	—
Small Cap Value	307	9,069,947	—
Socially Responsible	—	—	—
Strategic Bond	886,936	1,443,622	16,407,599

For the period ended August 31, 2016, the reclassifications to the components of net assets arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, foreign currency transactions, distributions from underlying funds, treatment of derivative transactions and investments in partnerships as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$1,084,032	$(1,084,032)	$—
Capital Appreciation	67	(67)	—
Conservative Growth Lifestyle	521,958	(521,958)	—
Core Bond	2,489,561	(2,489,561)	—
High Yield Bond	957,556	(957,556)	—
International Opportunities	1,959,084	(1,959,084)	—
Large Cap Value	(164,505)	164,505	—
Mid Cap Growth	608,444	—	(608,444)
Mid Cap Value	380,060	(380,060)	—
Moderate Growth Lifestyle	1,621,046	(1,621,046)	—
Money Market II	—	—	—
Small Cap Growth	208,958	(423)	(208,535)
Small Cap Value	51,582	(51,582)	—
Socially Responsible	655,864	(655,864)	—
Strategic Bond	(770,739)	770,739	—

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,529,023	$26,519,694	4,203,033	$49,369,747	165,944	$2,726,232	121,463	$2,010,124
Reinvested dividends	4,837,550	47,601,491	4,096,116	46,408,992	527,990	8,115,207	16,113	272,960
Shares redeemed	(3,663,417)	(38,225,556)	(3,138,018)	(36,389,891)	(394,882)	(6,423,847)	(614,048)	(10,080,953)

Net increase (decrease)	3,703,156	$35,895,629	5,161,131	$59,388,848	299,052	$4,417,592	(476,472)	$(7,797,869)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,704,814	$20,114,374	3,147,465	$40,276,173	29,384,378	$324,369,615	21,593,664	$241,380,387
Reinvested dividends	1,934,363	21,955,025	1,760,759	21,903,836	2,420,470	26,673,576	1,989,819	21,848,211
Shares redeemed	(3,130,108)	(37,003,004)	(2,238,876)	(28,446,478)	(22,860,308)	(253,759,878)	(11,457,616)	(127,286,985)

Net increase (decrease)	509,069	$5,066,395	2,669,348	$33,733,531	8,944,540	$97,283,313	12,125,867	$135,941,613

	High Yield Bond				International Opportunities
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,111,895	$140,865,271	14,049,866	$108,511,346	2,689,365	$41,012,286	6,282,779	$93,309,500
Reinvested dividends	3,241,633	23,145,260	2,789,715	21,285,525	426,088	6,570,282	486,781	7,671,663
Shares redeemed	(7,537,158)	(54,445,820)	(6,525,984)	(50,794,785)	(5,403,603)	(83,905,951)	(5,072,832)	(76,283,610)

Net increase (decrease)	14,816,370	$109,564,711	10,313,597	$79,002,086	(2,288,150)	$(36,323,383)	1,696,728	$24,697,553

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,348,522	$41,070,164	690,649	$12,355,120	931,126	$7,915,190	1,428,370	$14,011,065
Reinvested dividends	136,483	2,372,082	149,750	2,722,460	1,179,485	9,306,137	2,477,618	23,091,400
Shares redeemed	(1,278,767)	(22,123,285)	(2,103,773)	(37,086,765)	(5,279,491)	(43,276,809)	(2,516,951)	(25,399,865)

Net increase (decrease)	1,206,238	$21,318,961	(1,263,374)	$(22,009,185)	(3,168,880)	$(26,055,482)	1,389,037	$11,702,600

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,878,053	$58,872,960	3,049,044	$71,884,895	3,284,540	$45,784,397	5,164,163	$78,788,402
Reinvested dividends	6,976,255	133,246,466	4,081,773	94,901,222	4,706,271	62,593,404	4,137,930	61,282,740
Shares redeemed	(3,537,996)	(75,149,064)	(3,222,063)	(79,026,342)	(4,064,492)	(56,364,059)	(3,799,310)	(57,394,855)

Net increase (decrease)	6,316,312	$116,970,362	3,908,754	$87,759,775	3,926,319	$52,013,742	5,502,783	$82,676,287

	Money Market II				Small Cap Growth
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	72,393,205	$72,393,205	64,201,569	$64,201,569	476,646	$6,587,220	801,542	$13,419,432
Reinvested dividends	16,693	16,693	16,299	16,299	826,986	9,907,299	772,084	12,307,025
Shares redeemed	(91,029,058)	(91,029,058)	(75,165,074)	(75,165,074)	(1,453,590)	(20,128,160)	(1,389,764)	(23,157,490)

Net increase (decrease)	(18,619,160)	$(18,619,160)	(10,947,206)	$(10,947,206)	(149,958)	$(3,633,641)	183,862	$2,568,967

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2016		For the year ended August 31, 2015		For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,061,698	$55,420,760	2,479,534	$40,547,760	1,163,692	$22,038,052	5,383,674	$103,811,338
Reinvested dividends	5,101,815	63,058,437	4,792,622	72,608,220	3,084,846	56,113,340	422,597	8,278,684
Shares redeemed	(6,081,367)	(82,041,116)	(6,004,887)	(95,375,625)	(4,041,692)	(76,281,649)	(3,257,382)	(62,192,510)

Net increase (decrease)	3,082,146	$36,438,081	1,267,269	$17,780,355	206,846	$1,869,743	2,548,889	$49,897,512

	Strategic Bond
	For the year ended August 31, 2016		For the year ended August 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	9,365,661	$102,893,415	8,532,991	$98,799,263
Reinvested dividends	3,063,011	33,141,784	3,147,341	35,470,532
Shares redeemed	(10,873,519)	(119,117,147)	(4,401,538)	(50,254,535)

Net increase (decrease)	1,555,153	$16,918,052	7,278,794	$84,015,260

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended August 31, 2016, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Series’ custodian. The interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit is equal to 25 basis points per annum.

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The Series also paid a portion of an upfront fee in the amount of $50,000 at the closing of the committed and uncommitted lines of credit on October 7, 2016. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended August 31, 2016, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Aggressive Growth Lifestyle	1	$8	$166,618	1.75%
International Opportunities	6	776	2,727,882	1.72
Large Cap Value	8	45	128,722	1.58
Mid Cap Growth	1	27	637,716	1.54
Mid Cap Value	1	4	109,448	1.39
Small Cap Growth	1	8	178,996	1.69

As of August 31, 2016, the following Portfolio had an outstanding borrowing:

Fund	Amount
International Opportunities	$197,196

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2016, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2016, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$993,417	$420,120	$(42,262)
Mid Cap Value	—	69,933	38,130

For the year ended August 31, 2016, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities	Large Cap Value	Small Cap Value
ConvergEx Execution Solutions LLC	$—	$353	$—
J.P. Morgan Securities	—	—	29,277
Macquarie Bank	6,202	—	—
Pershing, LLC	—	1,391	—
UBS AG	65,506	—	—
Wells Fargo Securities, LLC	—	—	689

Note 12 — Subsequent Event Note

At an in-person meeting held on January 25-26, 2016 (the “Meeting”), the Board approved a proposal to convert the Money Market II Fund (the “Fund”) into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this approval, the Board also approved a change in the Fund’s name to the “Government Money Market II Fund.” The conversion and change in the Fund’s name became effective on September 28, 2016. In order to qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, the Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates.

144

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2016		2015		2014		2013		2012		2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$10.67		$12.04		$10.30		$9.22		$8.44		$16.35	$15.88	$12.82	$10.92	$9.37

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19		0.20		0.18		0.11		0.14		0.09	0.06	0.05	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	0.56		(0.52)		1.77		1.10		0.79		1.20	0.46	3.08	1.88	1.55
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.75		(0.32)		1.95		1.21		0.93		1.29	0.52	3.13	1.95	1.60

Distributions from:
Net investment income	(0.23)		(0.19)		(0.11)		(0.13)		(0.15)		(0.06)	(0.05)	(0.07)	(0.05)	(0.05)
Net realized gain on securities	(0.78)		(0.86)		(0.10)		–		–		(1.59)	–	–	–	–

Total distributions	(1.01)		(1.05)		(0.21)		(0.13)		(0.15)		(1.65)	(0.05)	(0.07)	(0.05)	(0.05)

Net asset value at end of period	$10.41		$10.67		$12.04		$10.30		$9.22		$15.99	$16.35	$15.88	$12.82	$10.92

TOTAL RETURN(a)	7.53%		(3.17)%		19.03%		13.21%		11.15%		8.33%	3.28%	24.43%	17.93%	17.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	1.00%	0.98%	0.99%	1.01%	1.07%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.78	%(e)	1.71	%(e)	1.56	%(e)	1.11	%(e)	1.62	%(e)	0.52%	0.36%	0.31%	0.58%	0.53%
Ratio of net investment income (loss) to average net assets(c)	1.73	%(e)	1.67	%(e)	1.52	%(e)	1.06	%(e)	1.55	%(e)	0.37%	0.23%	0.17%	0.42%	0.32%
Portfolio turnover rate	24%		31%		32%		41%		44%		54%	44%	44%	44%	119%
Number of shares outstanding at end of period (000’s)	51,410		47,707		42,546		38,755		34,029		5,313	5,014	5,491	5,470	5,443
Net assets at the end of period (000’s)	$535,245		$508,890		$512,113		$399,133		$313,655		$84,946	$81,961	$87,214	$70,095	$59,413

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2016		2015		2014		2013		2012		2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$11.95		$13.12		$12.13		$12.02		$11.22		$10.93	$11.09	$10.69	$11.41	$10.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.30		0.31		0.29		0.26		0.29		0.24	0.23	0.24	0.23	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	0.41		(0.62)		1.31		0.32		0.86		0.38	(0.16)	0.44	(0.43)	0.56
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.71		(0.31)		1.60		0.58		1.15		0.62	0.07	0.68	(0.20)	0.86

Distributions from:
Net investment income	(0.34)		(0.29)		(0.26)		(0.24)		(0.27)		(0.22)	(0.23)	(0.20)	(0.32)	(0.30)
Net realized gain on securities	(0.50)		(0.57)		(0.35)		(0.23)		(0.08)		(0.03)	–	(0.08)	(0.20)	(0.05)

Total distributions	(0.84)		(0.86)		(0.61)		(0.47)		(0.35)		(0.25)	(0.23)	(0.28)	(0.52)	(0.35)

Net asset value at end of period	$11.82		$11.95		$13.12		$12.13		$12.02		$11.30	$10.93	$11.09	$10.69	$11.41

TOTAL RETURN(a)	6.19%		(2.65)%		13.34%		4.93%		10.50%		5.78%	0.62%	6.44%	(1.95)%	8.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.79%	0.79%	0.80%	0.84%	0.86%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.51	%(e)	2.45	%(e)	2.26	%(e)	2.12	%(e)	2.59	%(e)	2.16%	2.10%	2.24%	2.12%	2.79%
Ratio of net investment income (loss) to average net assets(c)	2.46	%(e)	2.40	%(e)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.15%	2.08%	2.21%	2.05%	2.70%
Portfolio turnover rate	27%		33%		31%		53%		36%		139%	153%	169%	175%	177%
Number of shares outstanding at end of period (000’s)	27,779		27,270		24,601		21,622		16,819		106,434	97,489	85,364	72,290	55,895
Net assets at the end of period (000’s)	$328,390		$325,797		$322,764		$262,360		$202,134		$1,202,915	$1,065,803	$946,699	$772,784	$637,701

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Opportunities Fund
	Year Ended August 31,					Year Ended August 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$7.40	$7.93	$7.63	$7.64	$7.28	$15.08	$15.50	$13.78	$11.87	$12.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.37	0.38	0.41	0.44	0.46	0.14	0.16	0.16	0.14	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	0.13	(0.53)	0.28	(0.03)	0.45	0.94	(0.38)	1.75	2.04	(0.59)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.50	(0.15)	0.69	0.41	0.91	1.08	(0.22)	1.91	2.18	(0.39)

Distributions from:
Net investment income	(0.34)	(0.38)	(0.39)	(0.42)	(0.55)	(0.16)	(0.20)	(0.19)	(0.27)	(0.21)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.34)	(0.38)	(0.39)	(0.42)	(0.55)	(0.16)	(0.20)	(0.19)	(0.27)	(0.21)

Net asset value at end of period	$7.56	$7.40	$7.93	$7.63	$7.64	$16.00	$15.08	$15.50	$13.78	$11.87

TOTAL RETURN(a)	7.07%	(2.02)%	9.10%	5.46%	13.18%	7.23%	(1.50)%	13.88%	18.58%	(2.95)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.96%	0.96%	0.96%	0.96%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.99%	0.98%	0.99%	1.01%	1.02%	1.21%	1.21%	1.21%	1.31%	1.31%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.01%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	5.16%	5.00%	5.25%	5.77%	6.26%	0.91%	1.02%	1.05%	1.08%	1.70%
Ratio of net investment income (loss) to average net assets(c)	5.13%	4.97%	5.22%	5.73%	6.20%	0.70%	0.81%	0.84%	0.76%	1.39%
Portfolio turnover rate	36%	36%	37%	34%	38%	58%	59%	72%	62%	164%
Number of shares outstanding at end of period (000’s)	78,148	63,332	53,018	44,801	37,281	37,260	39,548	37,851	38,063	41,554
Net assets at the end of period (000’s)	$590,679	$468,855	$420,459	$341,751	$284,818	$596,055	$596,301	$586,631	$524,503	$493,207

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$17.08	$17.58	$14.51	$11.67	$10.41	$8.81	$10.13	$9.76	$8.45	$7.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.27	0.20	0.22	0.19	0.15	(0.02)	(0.02)	(0.05)	0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	1.27	(0.46)	3.04	2.81	1.22	0.24	0.27	1.33	1.42	0.52
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	1.54	(0.26)	3.26	3.00	1.37	0.22	0.25	1.28	1.42	0.52

Distributions from:
Net investment income	(0.21)	(0.24)	(0.19)	(0.16)	(0.11)	–	–	(0.01)	(0.01)	–
Net realized gain on securities	–	–	–	–	–	(0.61)	(1.57)	(0.90)	(0.10)	–

Total distributions	(0.21)	(0.24)	(0.19)	(0.16)	(0.11)	(0.61)	(1.57)	(0.91)	(0.11)	–

Net asset value at end of period	$18.41	$17.08	$17.58	$14.51	$11.67	$8.42	$8.81	$10.13	$9.76	$8.45

TOTAL RETURN(a)	9.09%	(1.56)%	22.55%	26.02%	13.30%	3.01%	1.66%	13.86%	17.06%	6.56%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.89%	0.88%	0.88%	0.91%	0.93%	1.17%	1.14%	1.17%	1.18%	1.18%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%	0.03%
Ratio of net investment income (loss) to average net assets(b)	1.59%	1.11%	1.31%	1.40%	1.33%	(0.27)%	(0.26)%	(0.47)%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(c)	1.51%	1.04%	1.24%	1.30%	1.21%	(0.59)%	(0.54)%	(0.79)%	(0.30)%	(0.31)%
Portfolio turnover rate	71%	72%	54%	53%	62%	92%	102%	175%	112%	131%
Number of shares outstanding at end of period (000’s)	12,540	11,333	12,597	12,995	12,913	14,338	17,507	16,118	13,586	16,888
Net assets at the end of period (000’s)	$230,844	$193,602	$221,453	$188,508	$150,682	$120,774	$154,291	$163,273	$132,584	$142,785

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2016	2015	2014	2013	2012	2016		2015		2014		2013		2012

PER SHARE DATA
Net asset value at beginning of period	$21.82	$25.15	$21.66	$17.31	$15.28	$14.09		$15.61		$13.93		$13.10		$12.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.07	0.05	0.07	0.06	0.30		0.29		0.28		0.21		0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	1.73	(0.82)	5.06	4.35	2.05	0.70		(0.65)		1.99		1.04		1.06
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	1.87	(0.75)	5.11	4.42	2.11	1.00		(0.36)		2.27		1.25		1.30

Distributions from:
Net investment income	(0.06)	(0.05)	(0.08)	(0.07)	(0.08)	(0.32)		(0.28)		(0.20)		(0.21)		(0.24)
Net realized gain on securities	(3.18)	(2.53)	(1.54)	–	–	(0.79)		(0.88)		(0.39)		(0.21)		–

Total distributions	(3.24)	(2.58)	(1.62)	(0.07)	(0.08)	(1.11)		(1.16)		(0.59)		(0.42)		(0.24)

Net asset value at end of period	$20.45	$21.82	$25.15	$21.66	$17.31	$13.98		$14.09		$15.61		$13.93		$13.10

TOTAL RETURN(a)	9.62%	(3.61)%	23.97%	25.64%	13.85%	7.48%		(2.68)%		16.46%		9.76%		11.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.06%	1.06%	1.05%	1.08%	1.11%	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.16	%(e)
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.65%	0.28%	0.22%	0.37%	0.39%	2.15	%(e)	1.92	%(e)	1.84	%(e)	1.55	%(e)	1.99	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.64%	0.27%	0.22%	0.34%	0.33%	2.11	%(e)	1.89	%(e)	1.81	%(e)	1.50	%(e)	1.93	%(e)
Portfolio turnover rate	44%	56%	29%	46%	70%	33%		30%		27%		36%		36%
Number of shares outstanding at end of period (000’s)	48,776	42,460	38,551	39,686	40,101	60,581		56,655		51,152		43,504		34,532
Net assets at the end of period (000’s)	$997,576	$926,580	$969,591	$859,611	$694,095	$846,974		$798,444		$798,521		$606,185		$452,347

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund						Small Cap Growth Fund
	Year Ended August 31,						Year Ended August 31,
	2016	2015		2014	2013	2012	2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$15.31	$16.27	$16.11	$13.47	$12.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00		0.00	0.00	0.00	(0.03)	(0.04)	(0.14)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00		0.00	0.00	0.00	0.42	0.97	1.68	3.92	1.66
Net increase from payments by affiliates	–	0.00		–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00		0.00	0.00	0.00	0.39	0.93	1.54	3.83	1.59

Distributions from:
Net investment income	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	–	–	–	–	–
Net realized gain on securities	–	–		–	–	–	(1.50)	(1.89)	(1.38)	(1.19)	(0.99)

Total distributions	(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	(1.50)	(1.89)	(1.38)	(1.19)	(0.99)

Net asset value at end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$14.20	$15.31	$16.27	$16.11	$13.47

TOTAL RETURN(a)	0.01%	0.01	%(e)	0.01%	0.01%	0.01%	4.40%	5.26%	10.33%	31.19%	13.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.32%	0.15%		0.15%	0.20%	0.19%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.66%	0.64%		0.63%	0.65%	0.65%	1.29%	1.25%	1.26%	1.31%	1.33%
Ratio of expense reduction to average net assets	–	–		–	–	–	0.01%	0.01%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%		0.01%	0.01%	0.01%	(0.22)%	(0.25)%	(0.83)%	(0.65)%	(0.52)%
Ratio of net investment income (loss) to average net assets(c)	(0.33)%	(0.48)%		(0.47)%	(0.44)%	(0.45)%	(0.35)%	(0.34)%	(0.93)%	(0.80)%	(0.69)%
Portfolio turnover rate	N/A	N/A		N/A	N/A	N/A	39%	49%	63%	68%	63%
Number of shares outstanding at end of period (000’s)	141,263	159,882		170,830	186,069	187,696	7,035	7,185	7,001	6,333	6,026
Net assets at the end of period (000’s)	$141,291	$159,905		$170,575	$185,810	$187,430	$99,884	$110,029	$113,907	$102,025	$81,161

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2016	2015	2014	2013	2012		2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$14.01	$16.65	$15.83	$12.68	$12.41		$18.55	$18.56	$14.84	$12.53	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.17	0.09	0.13	0.07		0.28	0.26	0.22	0.21	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	1.27	(0.56)	2.70	3.33	0.71		1.89	(0.05)	3.74	2.31	1.60
Net increase from payments by affiliates	–	–	–	–	0.00		–	–	–	–	–

Total income (loss) from investment operations	1.40	(0.39)	2.79	3.46	0.78		2.17	0.21	3.96	2.52	1.76

Distributions from:
Net investment income	(0.17)	(0.10)	(0.17)	(0.07)	(0.12)		(0.28)	(0.22)	(0.24)	(0.21)	(0.15)
Net realized gain on securities	(1.67)	(2.15)	(1.80)	(0.24)	(0.39)		(1.21)	–	–	–	–

Total distributions	(1.84)	(2.25)	(1.97)	(0.31)	(0.51)		(1.49)	(0.22)	(0.24)	(0.21)	(0.15)

Net asset value at end of period	$13.57	$14.01	$16.65	$15.83	$12.68		$19.23	$18.55	$18.56	$14.84	$12.53

TOTAL RETURN(a)	11.27%	(3.38)%	18.39%	27.78%	6.58	%(e)	12.16%	1.06%	26.82%	20.40%	16.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%	0.95%		0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.04%	1.03%	1.03%	1.05%	1.08%		0.61%	0.61%	0.61%	0.62%	0.63%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.98%	1.02%	0.54%	0.91%	0.58%		1.47%	1.35%	1.29%	1.56%	1.39%
Ratio of net investment income (loss) to average net assets(c)	0.89%	0.95%	0.46%	0.81%	0.46%		1.42%	1.31%	1.25%	1.49%	1.33%
Portfolio turnover rate	59%	50%	47%	81%	96%		25%	31%	26%	39%	44%
Number of shares outstanding at end of period (000’s)	37,866	34,784	33,516	32,045	32,052		39,360	39,153	36,604	39,040	47,833
Net assets at the end of period (000’s)	$513,783	$487,157	$558,170	$507,366	$406,471		$756,821	$726,460	$679,235	$579,372	$599,500

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2016	2015	2014	2013		2012

PER SHARE DATA
Net asset value at beginning of period	$11.00	$11.77	$11.23	$11.78		$11.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.38	0.42	0.48	0.46		0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	0.39	(0.68)	0.62	(0.44)		0.58
Net increase from payments by affiliates	–	–	–	–		–

Total income (loss) from investment operations	0.77	(0.26)	1.10	0.02		1.07

Distributions from:
Net investment income	(0.45)	(0.41)	(0.44)	(0.46)		(0.60)
Net realized gain on securities	(0.04)	(0.10)	(0.12)	(0.11)		–

Total distributions	(0.49)	(0.51)	(0.56)	(0.57)		(0.60)

Net asset value at end of period	$11.28	$11.00	$11.77	$11.23		$11.78

TOTAL RETURN(a)	7.15%	(2.32)%	9.89%	0.03%		9.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.88%	0.87%	0.88%	0.89	%(b)	0.89	%(b)
Ratio of expenses to average net assets	0.88%	0.87%	0.88%	0.91	%(c)	0.93	%(c)
Ratio of expense reductions to average net assets	–	–	–	–		–
Ratio of net investment income (loss) to average net assets	3.51%	3.67%	4.11%	4.00	%(b)	4.39	%(b)
Ratio of net investment income (loss) to average net assets	3.51%	3.67%	4.11%	3.98	%(c)	4.35	%(c)
Portfolio turnover rate	162%	132%	150%	164%		191%
Number of shares outstanding at end of period (000’s)	72,983	71,428	64,149	61,398		53,061
Net assets at the end of period (000’s)	$823,464	$785,635	$755,092	$689,403		$624,863

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

152

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of VALIC Company II

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Aggressive Growth Lifestyle Fund, Capital Appreciation Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, High Yield Bond Fund, International Opportunities Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Moderate Growth Lifestyle Fund, Government Money Market II Fund (formerly, Money Market II Fund), Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and Strategic Bond Fund (fifteen funds constituting VALIC Company II, hereinafter referred to as the “Series’’) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

October 28, 2016

153

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval at August 2016 Meeting

At an in-person meeting held on August 1-2, 2016, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement with respect to each series of VC II (each a “Fund,” and collectively, the “Funds”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Janus Capital Management, LLC (“Janus”), Perkins Investment Management, LLC (“Perkins”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), Robeco Investment Management, Inc. (“Robeco”), SunAmerica Asset Management, LLC (“SAAMCo”), The Boston Company Asset Management, Inc. (“TBCAM”), Wells Capital Management Incorporated (“Wells Capital”) and Wellington Management Company LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 1-2, 2016 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 11-12, 2016.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 11-12, 2016 and executive sessions held during the August 2016 meeting during which such independent counsel provided guidance to the Independent Trustees. Following the July 11-12, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2016 meeting. The continuation of all Advisory Contracts were approved at the August 2016 meeting for a one-year term beginning September 1, 2016 and ending August 31, 2017.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes designed to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) manages the investment and reinvestment of all of, or to the extent applicable, a portion of, the assets of the Funds including, for example, the evaluation of pertinent economic, statistical, financial, and other data; (ii) formulates and implements an investment program on behalf of the Funds; (iii) maintains a trading desk and places orders for the purchase and sale of portfolio investments selected by the Sub-adviser (or arranges for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-adviser, subject to the Sub-adviser’s control, direction, and supervision, which may include brokers or dealers (including futures commission merchants) affiliated with the Sub-adviser, subject to applicable law; and (iv) renders regular reports to VALIC and to officers and the Boards concerning their discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. The Board noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VALIC Company I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

154

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 29, 2016.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2016, and that the benchmark information provided by management was for the period ended June 30, 2016. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (PineBridge). The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index and the median of its Performance Universe for the one-year period and outperformed its Broadridge peer index and median of its Performance Universe for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods.

•

Capital Appreciation Fund (TBCAM). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund outperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Conservative Growth Lifestyle Fund (PineBridge). The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index and the median of its Performance Universe for the one-year period and outperformed its Broadridge peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods.

•

Core Bond Fund (PineBridge). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index and the medians of its Performance Group/Universe for the one- and three-year periods and outperformed its Broadridge peer index and the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period.

•

High Yield Bond Fund (Wellington). The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund outperformed its Broadridge peer index for the one-year period and underperformed its Broadridge peer index for the three- and five-year periods. The Fund’s performance was above the median of the Performance Group for the one-, three- and five-year periods, and the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and equal to the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods.

155

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

International Opportunities Fund (MFS and Delaware Investments Fund Advisers). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund’s performance was above the median of its Performance Group for the one-year period and below the median of its Performance Group for the three-, and five-year periods. The Fund’s performance was above the median of its Performance Universe for the one-year period, equal to the median of its Performance Universe for the three-year period and below the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods.

•

Large-Cap Value Fund (Janus/Perkins and TBCAM). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund outperformed its Broadridge peer index for the one- and three-year periods and underperformed its Broadridge peer index for the five-year period. The Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three and five-year periods.

•

Mid-Cap Growth Fund (Wells Capital). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including potential steps that management is considering taking designed to improve the Fund’s performance.

•

Mid-Cap Value Fund (Wellington and Robeco). The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund’s performance was equal to the median of its Performance Group for the one- and three-year periods and slightly below the median of its Performance Group for the five-year period. The Fund’s performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management discussion of the Fund’s performance, including the fact that the Fund’s longer-term performance was attributable in part to a prior sub-adviser.

•

Moderate Growth Lifestyle Fund (PineBridge). The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were above the medians of the Fund’s Expense Group/Universe. The Fund’s sub-advisory fees were above the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund’s performance was above the medians of its Performance Group for the one-, three- and five-year periods. The Fund’s performance was below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five-year periods.

•

Money Market II Fund (SAAMCo). The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the median of its Subadvisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the significant reimbursement of Fund expenses by VALIC. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2017.

The Fund’s performance was equal to the median of its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund’s performance was equal to the medians of its Performance Universe/Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and noted the relatively narrow range of returns in the Performance Group/Universe. The Fund underperformed its benchmark for the one-, three- and five-year periods.

•

Small-Cap Growth Fund (JPMIM). The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Fund’s actual management fees were equal to the median of the Fund’s Expense Group and above the median of the Fund’s Expense Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. In addition, the Fund’s performance was below the median of its Performance Group for the one- and three-year periods and equal to the median of its Performance Group for the five-year period. The Fund’s performance was below the median of its Performance Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund.

156

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Small-Cap Value Fund (JPMIM and Wells Capital). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were below the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund.

•

Socially Responsible Fund (SAAMCo). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of its Expense Group/Universe. The Fund’s sub-advisory fees were also below the medians of its Subadvisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2017.

The Fund outperformed its Broadridge peer index for the one-, three- and five-year periods. The Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods.

•

Strategic Bond Fund (PineBridge). The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual management fees were below the medians of the Fund’s Expense Group/Universe. The Fund’s sub-advisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2017.

The Fund underperformed its Broadridge peer index for the one-year period and outperformed its Broadridge peer index for the three- and five-year periods. The Fund’s performance was below the median of its Performance Group for the one-year period, above the median for the three-year period and equal to the median for the five-year period. the Fund’s performance was below the median of its Performance Universe for the one-year period and above the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board further concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the Sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also noted that VC II pays SAAMCo, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. The Board also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

157

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

158

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2016 (unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Thomas J. Brown Age: 70	Trustee	2005- Present	Retired.	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 70	Trustee	1998- Present	Retired.	77	Director, A.G. Belo Corporation, a media company (1992-2014); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Restaurant Inc. a restaurant chain (1998-Present); Director, Hilton Hotel (1998-2011).
William F. Devin Age: 77	Chairman and Trustee	2001- Present	Retired.	77	Director, Boston Options Exchange (2001-2011).
Dr. Timothy J. Ebner Age: 67	Trustee	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Scientific Director, Society for Research on the Cerabellum (2008-Present). President-Elect, Association of Medical School Neuroscience Department Chairpersons (2012-2014).	49	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 76	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2004-Present); and Retired, Municipal Court Judge, City of Dallas, TX, trial court-criminal jurisdiction (since 2004).	49	None.
Kenneth J. Lavery Age: 66	Trustee	2001- Present	Retired; Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 69	Trustee	1998- Present	Retired; President, Morehouse School of Medicine, Atlanta Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financial, Corp. bank holding company (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 62	Trustee	2001- Present	President, CEO, and Director, SAAMCo (1995-Present), Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); and Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	140	None.
Officers
John T. Genoy Age: 47	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present) and Chief Operating Officer (2006-Present) and Director (2014-Present), SAAMCo.	N/A	N/A
John Packs Age: 60	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013). Senior Vice President, SAAMCo (2008-Present).	N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2016 (unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
Gregory R. Kingston Age: 50	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-2014) and Head of Mutual Fund Administration, SAAMCo (2014-Present).	N/A	N/A
Kathleen D. Fuentes Age: 47	Vice President, Chief Legal Officer and Secretary	2015- Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A
Gregory N. Bressler Age: 49	Vice President	2005- Present	Senior Vice President, General Counsel and Assistant Secretary (2005-Present), SAAMCo.	N/A	N/A
Matthew J. Hackethal Age: 44	Acting Chief Compliance Officer; Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Acting Chief Compliance Officer (2016-Present), Vice President and Chief Compliance Officer (2006-Present), SAAMCo; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 49	Vice President	2008- Present	Vice President (2009-Present), VALIC; and Vice President (2009-Present), VALIC Financial Advisers, Inc.	N/A	N/A
Shawn Parry Age: 44	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SAAMCo.	N/A	N/A
Donna M. McManus Age: 55	Vice President and Assistant Treasurer	2014- Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009- 2014).	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Specialty Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (43 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2016 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2016.

During the year ended August 31, 2016, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$34,330,762	$184,036	$2,561,157	16.49%
Capital Appreciation	7,803,191	—	—	100.00
Conservative Growth Lifestyle	11,963,320	88,301	1,232,678	5.07
Core Bond	—	—	—	0.04
High Yield Bond	—	—	—	—
International Opportunities	—	673,112	10,634,073	0.16
Large Cap Value	—	—	—	100.00
Mid Cap Growth	9,306,137	—	—	—
Mid Cap Value	130,705,432	—	—	100.00
Moderate Growth Lifestyle	41,294,498	250,679	3,530,647	11.69
Money Market II	—	—	—	—
Small Cap Growth	9,838,071	—	—	100.00
Small Cap Value	52,562,489	—	—	54.81
Socially Responsible	45,692,358	—	—	100.00
Strategic Bond	917,775	—	—	0.18

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

161

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

162

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2016, the Aggressive Growth Lifestyle Fund returned 7.53%, compared to 12.55% for the S&P 500® Index and 9.25% for the Fund’s Blended Index. The blended index is comprised of 54% Russell 3000 Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays Aggregate Bond Index, and 8% FTSE/EPRA NAREIT Global Real Estate Index.

The Aggressive Growth Lifestyle Fund allocates its assets among a combination of the Funds of VCII and VALIC Company I. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

Over the past twelve months, the Fund’s asset allocation was a negative contributor to performance. Manager selection was also a detractor from performance. The Fund began the twelve month period with an underweight to US equities, a significant overweight to international equities, a slight underweight to fixed income, and a slight underweight to global real estate. US equities exposure remained fairly constant, with a slight increase during the latter half of the period. In the same period, international equities exposure remained fairly constant until the last three months of the period, when exposure was reduced. Real estate exposure increased to a modest overweight, and increased further the last two months of the period. Finally, fixed income exposure became more of an underweight as the period progressed, with the lowest exposure during the March-May 2016 timeframe. The twelve month period closed with an underweight to US equities, an overweight to both international equities and global real estate, and a modest underweight to fixed income.

163

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2016, the Aggressive Growth Lifestyle Fund returned 7.53% compared to 12.55% for the S&P 500® Index and 9.25% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
7.53%	9.30%	6.42%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

164

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with The Boston Company Asset Management, LLC

The Capital Appreciation Fund posted a return of 8.33% for the twelve-month period ended August 31, 2016, compared to a return of 10.54% for the Russell 1000® Growth Index.

The Fund’s underperformance relative to the benchmark was primarily driven by the overall negative impact of sector allocation across most sectors. Stock selection was additive for the period.

An underweight allocation within both materials and consumer staples detracted most from overall results. The remaining sectors were either flat or slightly negative.

The bottom performing names for the Fund included; Lululemon Athletica Inc., Apple Inc, and Biogen Inc.

The largest contributors to performance, in terms of stock selection, were within the consumer discretionary and industrials sectors.

The top performing names in the Fund included; Ulta Salon Cosmetics & Fragrance, Inc., Raytheon Co. and not holding Gilead Sciences, Inc. (held in the benchmark).

For the year ended August 31, 2016, the Capital Appreciation Fund returned 8.33% compared to 10.54% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
8.33%	13.97%	7.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

165

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2016, the Conservative Growth Lifestyle Fund returned 6.19%, compared to 12.55% for the S&P 500® Index and 7.35% for the Fund’s Blended Index. The blended index is comprised of 24% Russell 3000 Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays Aggregate Bond Index, and 3% FTSE/EPRA NAREIT Global Real Estate Index.

The Conservative Growth Lifestyle Fund allocates its assets among a combination of the Funds of VCII and VALIC Company I. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

Over the past twelve months, the Fund’s asset allocation was a negative contributor to performance. Manager selection was also a detractor from performance. The Fund began the twelve month period with a large underweight to US equities, a significant overweight to international equities, an underweight to fixed income, and a slight overweight to global real estate. US equities exposure was further reduced in the beginning of the twelve-month period, with its low point in the December 2015-April 2016 timeframe. After that, US equities exposure increased and remained higher throughout the remainder of the period. In the same period, international equities exposure increased slightly, but tapered off significantly the last two months of the period. Real estate exposure increased during the period, and remained overweight at the end of the period. Finally, fixed income exposure dipped modestly in the October-November time frame, but later increased and stayed at a higher level throughout the remainder of the period. The twelve month period closed with an underweight to US equities, an overweight to both international equities and global real estate, and a modest overweight to fixed income.

166

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2016, the Conservative Growth Lifestyle Fund returned 6.19% compared to 12.55% for the S&P 500® Index and 7.35% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
6.19%	6.32%	5.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

167

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Core Bond Fund posted a return of 5.78% for the twelve-month period ended August 31, 2016, compared to a return of 5.97% for the Bloomberg Barclays U.S. Aggregate Bond Index.

Sector selection benefited the portfolio over the course of the year. An underweight allocation to treasuries, and overweights in industrial and financial corporate credit were the largest positive contributors. An overweight in agency MBS detracted from overall returns.

Security selection was in line with the index during the period. Selections made within industrials were the largest contributors. Selections within government related local authority were the largest detractors.

The Fund’s longer duration position versus the benchmark and overweight to the longer end of the yield curve contributed to returns during the year as longer term interest rates declined. The Fund’s higher yield position versus its benchmark also contributed to performance.

Top individual contributors included Sprint Corp 7.25% due 9/15/2021, First Niagara Financial 7.25% due 12/15/2021, and Arcelor Mittal 7.25% due 2/25/2022.

Top individual detractors included FNMA 4.00% due 12/01/2043, Sprint Corp 7.63% due 2/15/2025 and FNMA 2.50% due 4/30/2030.

For the year ended August 31, 2016, the Core Bond Fund returned 5.78% compared to 5.97% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
5.78%	3.74%	4.89%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

168

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The High Yield Bond Fund posted a return of 7.07% for the twelve-month period ended August 31, 2016, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 8.79%.

At the end of August 31, 2016, the option adjusted spread of the Citigroup High Yield Market Index was 529 basis points over duration equivalent Treasuries, tightening 77 basis points during the twelve month period ended August 31, 2016. During the period, the best performing industries of the Citigroup High Yield Market Index were metals/mining, aerospace, and oil equipment. The worst performing industries were secondary oil and gas producers, pharmaceuticals, and environmental services.

Sector allocation detracted from relative performance of the Fund over the trailing 12-month period, while security selection was only slightly negative overall. Positive security selection in the energy, paper, and auto sectors contributed to benchmark relative performance but was offset by poor security selection in the technology, metals and mining, and health care sectors. In terms of sector allocation, an underweight allocation to the metals and mining sector, as well as overweight positions in the health care and pharmaceuticals sectors detracted from relative performance. An underweight allocation to the energy and utilities sectors, as well as an overweight allocation to the technology sector aided relative performance.

During the period, CCC and below rated bonds greatly outperformed their higher quality peers. An underweight allocation to CCC and below rated bonds detracted from relative performance.

During the period, the Fund held warrants received as a result of debt reorganizations. The warrants contributed modestly to relative performance. The Fund also held Euro currency forwards during the period to hedge Euro based holdings. These holdings also contributed modestly to relative performance. Lastly, we utilized credit default swaps on a high yield index to tactically manage credit exposure at the overall portfolio level. These positions contributed to relative returns.

For the year ended August 31, 2016, the High Yield Bond Fund returned 7.07% compared to 8.79% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
7.07%	6.44%	5.06%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

169

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 7.23% for the twelve-month period ended August 31, 2016, compared to a return of 5.41% for the MSCI EAFE Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund

For the twelve months ended August 31, 2016, stock selection in the financial services sector benefited results relative to the MSCI EAFE Small Cap Index. Holdings of commercial vehicle finance services provider Shriram Transport Finance aided relative returns.

Security selection in the special products & services sector also aided relative performance, led by the a position in distribution and outsourcing services provider Bunzl PLC and food services and facilities management company Sodexo SA.

The combination of stock selection and an underweight allocation to the energy sector and an overweight allocation to the consumer staples sector also boosted relative results. However, there were no individual stocks within either sector that were among the portfolio’s largest relative contributors during the period.

Elsewhere, the holdings of discount store operator Dollarama, Inc., precious metals exploration company Agnico Eagle Mines, Ltd, and precision test and measurement instruments supplier Chroma ATE, Inc., also boosted relative returns.

An underweight allocation to the leisure sector weighed on relative performance. Within this sector, positions in Paddy Power Betfair PLC and Whitbread PLC hurt relative performance.

Stocks in other sectors that were among the top relative detractors during the reporting period included Next PLC, Stagecoach Group PLC and Rathbone Brothers PLC.

A discussion with Delaware Investments Fund Advisers – regarding their portion of the Fund

Stock selection within information technology, materials and consumer discretionary contributed positively to performance over the time period. From a country perspective, Canada and China boosted performance. Italy and the United Kingdom helped drive performance as well. Key individual contributors included Sunny Optical Technology Group Co. Ltd., Aristocrat Leisure Ltd. and Start Today Co., Ltd.

Stock selection within healthcare detracted from performance during the period. From a country perspective, stock selection within Japan and Ireland weighed on performance during the period. Key individual detractors included Concordia International Corp., ICON Plc and Bellway PLC.

For the year ended August 31, 2016, the International Opportunities Fund returned 7.23% compared to 5.41% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
7.23%	6.71%	2.93%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

170

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 9.09% for the twelve-month period ended August 31, 2016, compared to a return of 12.92% for the Russell 1000® Value Index.

A discussion with Janus Capital Management, LLC and Perkins Investment Management, LLC – regarding their portion of the Fund

Overall, stock selection was the primary contributor to the Fund’s underperformance. Stock selection in telecommunication services, energy, and industrials detracted the most from relative returns.

On the positive side, stock selection in the consumer discretionary and healthcare sectors were large contributors. Also, an overweight to the strong telecommunication services sector partially offset the detracting stock selection in this sector.

The largest individual detractors were Anadarko Petroleum Corp., Novartis AG, and Citigroup, Inc. The leading individual contributors were Johnson & Johnson, Procter & Gamble Co., and Verizon Communications, Inc.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund

Overall, both stock selection and sector allocation contributed to the Fund’s underperformance. Stock selection in financials and materials detracted significantly from relative performance. Another large detractor was an underweight to the utilities sector.

Positive stock selection in real estate provided a large contribution to performance, but an underweight to this sector was a detractor. Selection was also strong in information technology, and an overweight in the outperforming consumer staples sector helped relative performance.

Among individual positions, holdings in CF Industries Holdings, Inc. and Voya Financial, Inc., and lack of exposure to the strong performer General Electric Co. were large detractors. Some of the largest positive contributions were made by Applied Materials, Inc., Microchip Technology, Inc., and Bank of America Corp.

For the year ended August 31, 2016, the Large Cap Value Fund returned 9.09% as compared to 12.92% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
9.09%	13.45%	4.75%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

171

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Mid Cap Growth Fund posted a return of 3.01% for the twelve-month period ended August 31, 2016, compared to a return of 7.00% for the Russell Midcap ® Growth Index.

The Fund underperformed the benchmark for the period due to weak stock selection relative to the benchmark. Sector allocation was neutral for the period.

Weak selection the real estate, industrials and information technology sectors detracted from overall results.

The bottom performing names included; Tableau Software, Inc., Alliance Data Systems Corp., and Akamai Technologies, Inc.

Strong stock selection in the healthcare and financials sectors added the most to relative performance.

The top performing names included; Edwards Lifesciences Corp., DexCom, Inc., and Align Technology, Inc.

For the year ended August 31, 2016, the Mid Cap Growth Fund returned 3.01% compared to 7.00% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
3.01%	8.26%	5.61%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

172

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 9.62% for the twelve-month period ended August 31, 2016, compared to a return of 12.88% for the Russell Midcap® Value Index.

A discussion with Wellington Management Company LLP - regarding their portion of the Fund

Overall, both stock selection and sector allocation contributed to the Fund’s underperformance. Stock selection in the consumer discretionary, information technology, and materials sectors detracted the most from relative returns.

On the positive side, selection in the energy, utilities, and consumer staples sectors added the most to relative performance.

Top individual relative detractors included Performance Sports Group, Verint Systems, and Norwegian Cruise Line. The largest relative contributors to performance included Ono Pharmaceutical, Silicon Motion Technology, and Ingredion Inc.

A discussion with Robeco Investment Management, Inc. d/b/a Boston Partners - regarding their portion of the Fund

Overall, stock selection was the primary contributor to the Fund’s outperformance versus the benchmark. Security selection in the healthcare, energy, and capital goods sectors provided large contributions to relative performance.

Larger detractors from relative returns included stock selection in technology and basic industries. An underweight to the strong-performing REITs sector also weighed on relative returns.

Among the largest individual contributors were Parsley Energy Inc., Huntington Ingalls Industries Inc., and Activision Blizzard, Inc. Some of the top detractors were Robert Half International Inc., Western Digital Corporation, and Marathon Petroleum Corporation.

For the year ended August 31, 2016, the Mid Cap Value Fund returned 9.62% compared to 12.88% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
9.62%	13.38%	6.91%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

173

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2016, the Moderate Growth Lifestyle Fund returned 7.48%, compared to 12.55% for the S&P 500® Index and 8.36% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000 Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays Aggregate Bond Index, and 5% FTSE/EPRA NAREIT Global Real Estate Index.

The Moderate Growth Lifestyle Fund allocates its assets among a combination of the Funds of VCII and VALIC Company I. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

Over the past twelve months, the Fund’s manager selection was a negative contributor to performance. Asset allocation was a modest detractor. The Fund began the twelve month period with an underweight to US equities, a significant overweight to international equities, a modest underweight to fixed income, and an overweight to global real estate. US equities exposure remained fairly constant, with a slight increase during the last two months of the period. In the same period, international equities exposure also remained fairly constant until the last three months of the period, when exposure was reduced. Real estate exposure increased to a larger overweight, and increased further the last two months of the period. Finally, fixed income exposure became more of an underweight as the period progressed, with the lowest exposure during the February-March 2016 timeframe. The twelve month period closed with an underweight to US equities, an overweight to both international equities and global real estate, and an underweight to fixed income.

174

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2016, the Moderate Growth Lifestyle Fund returned 7.48% compared to 12.55% for the S&P 500® Index and 8.36% for the Blended Index.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
7.48%	8.22%	6.43%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

175

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Money Market II Fund posted a return of 0.01% for the twelve-month period ended August 31, 2016, compared to a return of 0.18% for the Citigroup 3 Month Treasury Bill Index.

Fund performance was mostly affected by historically low interest rates that persisted during the fiscal period ended August 31, 2016. The Citigroup 3 Month Treasury Bill Index yielded 0.18% ending August 31, 2016, up from 0.02% at the close of the prior- year period.

While money market yields were higher throughout the fiscal period, the Fund’s investment strategy helped provide current gross income while meeting its two primary objectives—liquidity and capital preservation. Interest rate risk was navigated by adjusting the Fund’s weighted average maturity as market conditions shifted. Potential credit risk was mitigated by buying high quality, creditworthy names.

More specifically, given the low yield environment that existed throughout the fiscal period, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to provide a cushion of liquidity in the near term, i.e. one-to-seven days, and to garner the relatively higher yield available from investments with longer-dated maturities, i.e. greater than 30 days.

Throughout the annual period, the Fund maintained a weighted average maturity below the 60-day maximum mandated by the SEC. Indeed, the Fund’s weighted average maturity had achieved a range between 23 to 55 days for most of the annual period. In the last months of the annual period, we kept constant the Fund’s weighted average maturity while maintaining the quality and liquidity of the portfolio. As of August 31, 2016, the Fund’s weighted average maturity stood at approximately 31 days.

Throughout the annual period, the Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper and certificates of deposit.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
0.01%	0.01%	0.88%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

176

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund posted a return of 4.40% for the twelve-month period ended August 31, 2016, compared to a return of 3.55% for the Russell 2000 Growth Index.

The Fund outperformed the benchmark for the period due to both strong stock selection and sector allocation.

From an allocation perspective, an overweight allocation to technology was the most additive. Strong stock selection within traditional growth sectors of technology and healthcare was the most additive to relative performance.

Top performing names for the Fund included; Inphi Corp., Veeva Systems, Inc., and Nevro Corp.

Stock selection in financial services, energy and consumer discretionary detracted from relative performance.

The bottom performing names included; Nimble Storage, Inc., Tailored Brands, Inc., and Acadia Healthcare Co., Inc.

For the year ended August 31, 2016, the Small Cap Growth Fund returned 4.40% compared to 3.55% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
4.40%	12.47%	7.03%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

177

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 11.27% for the twelve-month period ended August 31, 2016, compared to a return of 13.80% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding their portion of the Fund

Overall, stock selection was the primary contributor to the Fund’s outperformance versus the benchmark. Strong stock selection in the industrial cyclical, finance, and media sectors were larger contributors to results.

Stock selection in the energy, pharmaceutical, and consumer cyclical sectors were among the larger detractors from performance.

At the individual stock level, positions in The Children’s Place, Quad/Graphics Inc., and Rovi Corp. (formerly Tivo Corp.) were larger contributors to performance. Larger individual detractors from performance included the portfolio’s positions in Stone Energy, Blucora Inc., and Seadrill Limited.

For the period, the Portfolio held a minor position in futures (usually less than 5%) to equitize an excess cash position and stay fully invested. Futures positions do not have a significant impact on the Portfolio’s performance.

A discussion with Wells Capital Management Incorporated – regarding their portion of the Fund

Overall, both stock selection and sector allocation contributed to the Fund’s underperformance. Stock selection in the financials and information technology sectors detracted the most value from performance relative to the Russell 2000 Value Index. An overweight to the poor-performing energy sector further hindered relative performance.

On the positive side, security selection in the energy, consumer staples, and healthcare sectors enhanced performance relative to the index.

Large individual detractors included Ocwen Financial Corp., Endurance International Group Holdings, Inc., and Pier 1 Imports, Inc. Positive individual contributors included Encana Corp., Treasury Wine Estates Ltd., and Westar Energy, Inc.

For the year ended August 31, 2016, the Small Cap Value Fund returned 11.27% compared to 13.80% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
11.27%	11.63%	6.05%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

178

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Socially Responsible Fund posted a return of 12.16% for the twelve-month period ended August 31, 2016, compared to its benchmark, the S&P 500 Index, which returned 12.55%.

The Fund invests in the equity securities of U.S. companies that meet the Fund’s social criteria. The Fund’s social criteria includes, but is not limited to, eliminating companies that are significantly engaged in the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; the manufacture or distribution of alcoholic beverages or tobacco products; the operation of gambling-related businesses; and the production of nuclear energy.

The Fund benefited from overweight exposure and stock selection in the technology and financial sectors. In terms of positioning, not owning Apple Inc., Citigroup Inc., and Wells Fargo & Company proved advantageous. Security selection in the healthcare and consumer discretionary groups was also beneficial. Gains were offset, however, by security selection in the energy and utility groups, as well as a telecom underweight.

Among individual holdings, Microsoft Corp., Johnson & Johnson, Facebook, Inc., Class A, Amazon.com, Inc. and Procter & Gamble Co. assisted the Fund’s performance the most during the fiscal period. Stocks detracting performance included Allergan PLC, Gilead Sciences, Inc., Williams Companies, Inc., Goldman Sachs Group, Inc., and Kinder Morgan Inc.

The Fund utilizes stock index futures contracts to keep its cash position fully exposed to the market. Their impact on Fund performance was negligible.

For the year ended August 31, 2016, the Socially Responsible Fund returned 12.16% compared to 12.55% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
12.16%	15.02%	7.70%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

179

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 7.15% for the twelve-month period ended August 31, 2016, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 5.97%.

Sector selection contributed performance versus that of the benchmark index during the year. An underweight allocation to treasuries and overweight allocations to credit sectors including communications, basic industry, and consumer cyclicals had the most notable contributions during the period. These contributions more than offset the impact of an underweight allocation to local authority bonds and the weighting in cash.

Security selection contributed to performance versus that of the benchmark index during the year. Most notable contributions came from selections made among sovereign, communications and basic industry names. These contributions more than offset the impact of selections made among energy and consumer non-cyclical names.

Yield curve positioning detracted slightly from performance.

Top individual contributors included Brasil Telecom SA 9.75% due 9/15/2016, Sprint Corp 7.25% due 9/15/2021, and FMG Resources August 2006 9.75% due 3/01/2022.

Amongst the largest individual detractors were Pacific Drilling SA 5.38 % due 6/01/2020, Sprint Corp 7.13% due 6/15/2024 and Sprint Corp 7.63% due 2/15/2025.

Currency forwards were the only derivatives utilized during this period. Currency forwards were only used to hedge non-dollar positions and not for speculative purposes and contributed positively to the Fund’s total return.

For the year ended August 31, 2016, the Strategic Bond Fund returned 7.15% compared to 5.97% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name of the Barclays U.S. Aggregate Bond Index was changed to Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Return as of August 31, 2016
1 Year	5 Years	10 Years
7.15%	4.84%	5.43%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

180

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

MID CAP GROWTH FUND

(the “Fund”)

Supplement dated June 17, 2016 to the Fund’s

Prospectus dated January 1, 2016, as amended

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Fund through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Fund’s prospectus are deleted in their entirety.

Please retain this supplement for future reference.

181

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

SMALL CAP VALUE FUND

(the “Fund”)

Supplement dated October 18, 2016, to the Fund’s

Prospectus dated January 1, 2016, as amended

The following changes are effective as of September 23, 2016:

In the section entitled “Fund Summary: Small Cap Value Fund – Investment Adviser,” the portfolio manager disclosure with respect to Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Ann Miletti	2016	Managing Director and Lead Portfolio Manager

In the section entitled “Management – Investment Subadvisers,” the information with respect to Samir Sikka, the portfolio manager to the portion of the Fund sub-advised by WellsCap, is hereby deleted in its entirety and replaced with the following:

Ann Miletti is responsible for managing WellsCaps’ portion of the Small Cap Value Fund. Ms. Miletti joined WellsCap or one of its predecessor firms in 1991, where she currently serves as a Managing Director and Lead Portfolio Manager for the PMV Equity Team.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

182

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 333-53589

VALIC COMPANY II

SMALL CAP VALUE FUND

(the “Fund”)

Supplement dated October 27, 2016, to the Fund’s

Prospectus dated January 1, 2016, as supplemented and amended to date

At the October 24-25, 2016 meeting of the Board of Trustees (the “Board”) of VALIC Company II, the Board approved the termination of the Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) with respect to the Fund. It is currently expected that the portion of the Fund’s assets managed by WellsCap will be transitioned to J.P. Morgan Investment Management Inc. (“JPMorgan”), an existing sub-adviser to the Fund, on or about October 31, 2016. Upon the termination of WellsCap, JPMorgan will become the Fund’s sole sub-adviser and all reference to WellsCap with respect to the Fund will be deleted. In addition, the following changes to the Prospectus will become effective:

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010, to December 14, 2012. From February 8, 2010, to October 28, 2016, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) was a co-subadviser of the Fund. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund. On October 29, 2016, JPMIM became the Fund’s sole subadviser.

In the section entitled “Additional Information About the Funds’ Investment Strategies and Risks,” the information with respect to the Fund is deleted in its entirety and replaced with the following:

Small Cap Value Fund

The subadviser invests in companies that are attractively valued relative to their peers, with conservative management teams, high quality earnings and strong momentum characteristics. Stocks that are deemed unattractive based on their value, quality or momentum characteristics become candidates for sell. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The subadviser regularly uses exchange-traded futures to manage the Fund’s cash.

Although the Fund primarily invests in domestic issuers, the Fund is authorized to invest up to 25% of its assets in the securities of foreign issuers.

Please see the section titled “Investment Glossary-Investment Risks” for a discussion of the following Additional Risks of the Fund: Active Trading Risk, Foreign Investment Risk, Investment Company Risk and Derivatives Risk.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

183

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Daniel Subea,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Acting Chief Compliance Officer, Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

184

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (08/2016) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(a) Audit Fees	$397,420	$409,345
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$236,770	$401,110

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $297,640 and $426,045, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 08, 2016